UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-CSR
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CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS
(Exact name of registrant as specified in charter)

40 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: DECEMBER 31, 2014

Item 1.	Reports to Stockholders

The Annual Report to Shareholders follows

First Investors

2014 ANNUAL REPORT

TAX EXEMPT INCOME FUND

TAX EXEMPT OPPORTUNITIES FUND

SINGLE STATE TAX EXEMPT FUNDS

December 31, 2014

FOREWORD

This report is for the information of the shareholders of the Funds. It is the policy of each Fund described in this report to mail only one copy of a Fund’s prospectus, annual report, semi-annual report and proxy statements to all shareholders who share the same mailing address and share the same last name and have invested in a Fund covered by the same document. You are deemed to consent to this policy unless you specifically revoke this policy and request that separate copies of such documents be mailed to you. In such case, you will begin to receive your own copies within 30 days after our receipt of the revocation. You may request that separate copies of these disclosure documents be mailed to you by writing to us at: Administrative Data Management Corp., Raritan Plaza I, Edison, NJ 08837-3620 or calling us at 1-800-423-4026.

The views expressed in the portfolio manager’s letter reflect those views of the Director of Fixed Income of First Investors Management Company, Inc. through the end of the period covered. Any such views are subject to change at any time based upon market or other conditions and we disclaim any responsibility to update such views. These views may not be relied on as investment advice.

You may obtain a free prospectus for any of the Funds by contacting your representative, calling 1-800-423-4026, writing to us at the following address: First Investors Corporation, 40 Wall Street, New York, NY 10005, or by visiting our website at www.firstinvestors.com. You should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus contains this and other information about the Fund, and should be read carefully before investing.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is possible to lose money by investing in any of the Funds. Past performance is no guarantee of future results.

A Statement of Additional Information (“SAI”) for any of the Funds may also be obtained, without charge, upon request by calling 1-800-423-4026, writing to us at our address or by visiting our website listed above. The SAI contains more detailed information about the Funds, including information about their Trustees.

Portfolio Manager’s Letter
FIRST INVESTORS TAX EXEMPT INCOME FUND
FIRST INVESTORS TAX EXEMPT OPPORTUNITIES FUND
FIRST INVESTORS SINGLE STATE TAX EXEMPT FUNDS
California, Connecticut, Massachusetts, Michigan, Minnesota, New Jersey,
New York, North Carolina, Ohio, Oregon, Pennsylvania and Virginia

Dear Investor:

This is the annual report for the First Investors Tax Exempt Funds for the year ended December 31, 2014. The principal objective of each of the Funds is to seek a high level of interest income that is exempt from federal income tax, including the alternative minimum tax, as well as state income tax in the case of the single state Funds. One of the Funds, the Tax Exempt Opportunities Fund, has a secondary objective of seeking total return.

Economic Overview and Market Summary

The municipal bond market returned 9.8% in 2014, according to Bank of America Merrill Lynch, bouncing back from a –2.9% return for the prior year. The market ben-efited from the general decline in long-term interest rates and substantial demand from individual investors, represented by fund flows into the municipal sector.

Despite a strong consensus among investors that interest rates would rise and bond prices would fall (interest rates, or yields, and bond prices have an inverse relationship; bond prices fall as interest rates rise), long-term interest rates trended lower throughout the review period. Early in the year, disappointing U.S. economic growth due to the unseasonably cold winter contributed to the decline in bond yields, while later in the year, weak overseas growth, fears of deflation, and record low sovereign bond yields in Europe and Japan sustained the rally in U.S. fixed income.

The decline in rates occurred despite the end of the Federal Reserve’s (“the Fed’s”) program of buying bonds to stimulate the economy, indications from the Fed that it would begin to raise short-term interest rates in mid-2015, and a substantial pick up in U.S. economic growth in the second half of the year. In particular, the economy created the most jobs since 1999 with the unemployment rate falling to 5.6%, its lowest level since 2008. But job growth failed to lead to higher wages, and inflation actually fell during 2014, in part due to the substantial decline in oil prices at the end of the review period. Lower inflation was a notable reason for lower bond yields (and higher bond prices) during the review period.

Favorable supply and demand dynamics also contributed to gains in the municipal bond market. Many investors found themselves facing higher marginal tax rates in 2014 due to changes in the tax code. This led them to take advantage of the relative attractiveness of tax-exempt yields offered by municipal bonds. In addition, the municipal bond market began 2014 at attractive valuations, following its worst year since 1994.

1

Portfolio Manager’s Letter (continued)
FIRST INVESTORS TAX EXEMPT INCOME FUND
FIRST INVESTORS TAX EXEMPT OPPORTUNITIES FUND
FIRST INVESTORS SINGLE STATE TAX EXEMPT FUNDS
California, Connecticut, Massachusetts, Michigan, Minnesota, New Jersey,
New York, North Carolina, Ohio, Oregon, Pennsylvania and Virginia

Consequently, municipal bond mutual funds saw net inflows of over $25 billion, according to the Investment Company Institute. Helping the supply/demand dynamics of the market, the amount of outstanding municipal bonds shrank in 2014 as more bonds were called and matured than were issued.

Returns varied notably among maturities and credit ratings within the municipal bond market. Yields on bonds maturing within five years rose, and prices fell, in expectation of Fed tightening of monetary policy, resulting in a total return of 1.3% for 1–5 year maturities. In contrast, bonds maturing in 22+ years gained 15.5% as a result of the sizable decrease in long-term interest rates. From a ratings perspective, lower-rated bonds had the highest returns as investors reached for additional yield. Consequently, BBB-rated bonds gained 16.5%, compared to the broad market’s 9.8% return. This outperformance occurred despite two high-profile credit problems in the lower-rated segment of the market during the year — the downgrade of Puerto Rico’s credit rating to “junk” status and Detroit’s bankruptcy proceeding.

Fund Performance and Performance Attribution

The table below sets forth the total return performance for 2014 of each Fund on a net asset value basis (“NAV”). Total return takes into account not only dividends and distributions paid for the year, but also the change in each Fund’s NAV that occurred during the year.

				Institutional
	Class A	Class B	Advisor Class	Class
Fund	Total Return	Total Return	Total Return	Total Return
———	——————	——————	——————	——————
Tax Exempt Income Fund	8.88%	8.14%	9.17%	9.14%
Tax Exempt Opportunities Fund	11.46%	10.66%	11.55%	11.57%
California Tax Exempt Fund	10.62%	9.76%	10.86%	10.82%
Connecticut Tax Exempt Fund	8.83%	8.05%	8.61%	9.04%
Massachusetts Tax Exempt Fund	9.63%	8.93%	9.95%	9.91%
Michigan Tax Exempt Fund	10.75%	9.83%	11.45%	10.81%
Minnesota Tax Exempt Fund	7.20%	6.39%	7.42%	7.40%
New Jersey Tax Exempt Fund	8.78%	8.04%	9.04%	8.83%
New York Tax Exempt Fund	8.96%	8.21%	9.13%	9.09%
North Carolina Tax Exempt Fund	8.22%	7.40%	8.43%	8.34%
Ohio Tax Exempt Fund	10.04%	9.03%	9.71%	10.20%
Oregon Tax Exempt Fund	9.06%	8.25%	9.24%	9.21%
Pennsylvania Tax Exempt Fund	9.65%	8.79%	9.86%	9.60%
Virginia Tax Exempt Fund	9.23%	8.26%	9.21%	9.23%

2

The returns of the First Investors Tax Exempt Funds generally outperformed their benchmark, the Bank of America Merrill Lynch U.S. Municipal Securities Index, which gained 9.8%, after adjusting for expenses. The primary reason for the outperformance was that the Funds typically invest in long-term municipal bonds, which gained more than the broad market due to the substantial fall in longer-term interest rates. The Minnesota Tax Exempt and North Carolina Tax Exempt Funds did not outperform their benchmark, after adjusting for expenses, because they had relatively fewer holdings of long-term bonds.

Of note, the Michigan Tax Exempt Fund benefited from its holdings of Detroit Water and Detroit Sewer bonds. The bonds rallied after the conclusion of the City of Detroit’s bankruptcy proceeding.

In addition to their total return, the Funds provided a high level of tax-exempt income to shareholders. Management of the Funds focused on maintaining each Fund’s yield to the extent possible given the substantial decline in interest rates during the year. The Funds generally remained fully invested throughout the review period in order to provide as high a level of tax-exempt income as possible, particularly given the minimal returns on cash investments.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

Clark D. Wagner
Portfolio Manager and
Director of Fixed Income, First Investors Management Company, Inc.

January 31, 2015

3

Understanding Your Fund’s Expenses (unaudited)
FIRST INVESTORS TAX EXEMPT FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares only) and a contingent deferred sales charge on redemptions (on Class B shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1) (on Class A and Class B shares only); and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, July 1, 2014, and held for the entire six-month period ended December 31, 2014. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expenses you paid on your account during this period, simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period”.

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for Class A, Class B, Advisor Class and Institutional Class shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads). Therefore, the hypothetical expense example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

4

Fund Expenses (unaudited)
TAX EXEMPT INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(7/1/14)	(12/31/14)	(7/1/14-12/31/14)*
Class A Shares	0.94%
Actual		$1,000.00	$1,026.78	$4.80
Hypothetical**		$1,000.00	$1,020.47	$4.79
Class B Shares	1.69%
Actual		$1,000.00	$1,023.28	$8.62
Hypothetical**		$1,000.00	$1,016.69	$8.59
Advisor Class Shares	0.63%
Actual		$1,000.00	$1,029.13	$3.22
Hypothetical**		$1,000.00	$1,022.03	$3.21
Institutional Class Shares	0.63%
Actual		$1,000.00	$1,029.06	$3.22
Hypothetical**		$1,000.00	$1,022.03	$3.21

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN STATES

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2014, and are based on the total value of investments.

5

Cumulative Performance Information (unaudited)
TAX EXEMPT INCOME FUND

Comparison of change in value of $10,000 investment in the First Investors Tax Exempt Income Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

		Average Annual Total Returns*
			Advisor	Institutional
N.A.V. Only	Class A	Class B	Class	Class
One Year	8.88%	8.14%	9.17%	9.14%
Five Years	4.66%	3.94%	N/A	N/A
Ten Years, Since Inception**	4.11%	3.53%	2.23%	2.40%
			Advisor	Institutional
S.E.C. Standardized	Class A	Class B	Class	Class
One Year	2.66%	4.14%	9.17%	9.14%
Five Years	3.43%	3.59%	N/A	N/A
Ten Years or Since Inception**	3.49%	3.53%	2.23%	2.40%
S.E.C. 30-Day Yield***	1.62%	1.00%	1.94%	2.00%

The graph compares a $10,000 investment in the First Investors Tax Exempt Income Fund (Class A shares) beginning 12/31/04 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

6

* Average Annual Total Return figures (for the periods ended 12/31/14) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 2.61%, 3.38% and 3.44%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 1.58%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 4.09%, 3.56% and 3.48%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 0.95%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 9.12% and 2.17%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 1.89%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 9.09% and 2.34%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 1.95%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

** The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).

*** The S.E.C. 30-Day Yield shown is for December 2014.

7

Portfolio of Investments
TAX EXEMPT INCOME FUND
December 31, 2014

Principal
Amount	Security	Value
	MUNICIPAL BONDS—98.4%
	Alabama—.8%
$ 5,000M	Mobile Public Edl. Bldg. Auth. Rev. 5% 3/1/2033	$ 5,448,100
	Alaska—.5%
3,200M	Alaska State Housing Fin. Corp. St. Cap. Proj. 5% 12/1/2027	3,604,832
	Arizona—2.9%
5,000M	Arizona Health Facs. Auth. Rev. 6% 1/1/2027	5,674,200
7,015M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2018 (a)	7,999,836
5,000M	Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev.
	5% 1/1/2033	5,473,700
		19,147,736
	Arkansas—.8%
5,000M	Pulaski County Children’s Hosp. Rev. 5.5% 3/1/2039	5,664,150
	California—4.3%
5,000M	California Health Facs. Fing. Auth. Rev. 5.125% 7/1/2031	5,418,900
	California State General Obligation:
5,000M	5.25% 9/1/2030	6,041,450
5,000M	5% 11/1/2030	5,921,950
5,000M	California Statewide Cmntys. Dev. Auth. Rev. 5.125% 7/1/2024	5,638,850
5,000M	Los Angeles Community College Dist. GO 5% 8/1/2018 (a)	5,720,550
		28,741,700
	Colorado—.8%
5,000M	Colorado Health Facs. Auth. Rev. 5.5% 7/1/2034	5,719,500
	District of Columbia—1.7%
5,000M	District of Columbia GO 6% 6/1/2021	6,265,800
5,000M	District of Columbia Rev. 5.5% 8/15/2028	5,373,650
		11,639,450
	Florida—10.6%
5,000M	Broward County Airport Sys. Rev. 5.375% 10/1/2029	5,733,400
5,000M	Duval County School Board COP 5.25% 7/1/2035	5,511,250
2,660M	Florida Housing Fin. Corp. Rev. 5% 1/1/2026	2,811,008
5,500M	Florida State Board of Education GO 5.5% 6/1/2038	6,262,190
5,000M	Florida State Mun. Pwr. Agy. Elec. Rev. 5.5% 10/1/2028	5,778,600
5,000M	Manatee County School Board COP 5.625% 7/1/2031	5,697,050
5,000M	Miami-Dade County Prof. Sports Franchise Fac. Tax. Rev.
	5.375% 10/1/2028	5,678,200

8

Principal
Amount	Security	Value
	Florida (continued)
$ 5,000M	Miami-Dade County Pub. Facs. 5.5% 6/1/2029	$ 5,620,100
5,000M	Miami-Dade County School Board COP 5.375% 2/1/2034	5,526,400
5,000M	Miami-Dade County Spl. Oblig. 5% 4/1/2029	5,441,850
5,000M	Miami-Dade County Water & Sewer Rev. 5.125% 10/1/2025	5,643,100
5,000M	Orange County School Board COP 5.5% 8/1/2034	5,619,750
5,000M	Port St. Lucie Utility Rev. 5% 9/1/2029	5,565,450
		70,888,348
	Georgia—5.3%
5,000M	Atlanta Airport Revenue 5.25% 1/1/2030	5,802,500
	Atlanta Water & Wastewater Revenue:
9,040M	5.5% 11/1/2019	10,723,248
5,000M	5.25% 11/1/2034	5,668,400
7,070M	Georgia State Environmental Loan Acquisition Corp.
	5.125% 3/15/2031	7,746,882
5,000M	JPMorgan Chase Putters 8.031% 1/1/2016 (b)	5,878,900
		35,819,930
	Illinois—10.2%
	Chicago Board of Education Lease Certificates:
5,000M	6% 1/1/2016	5,255,100
25,000M	6% 1/1/2020	27,953,500
5,000M	Chicago O’Hare Intl. Airport Rev. 6.5% 1/1/2041	6,047,500
	Illinois Finance Auth. Revenue:
5,000M	Alexian Brothers Health 5.25% 1/1/2022	5,558,900
5,000M	Children’s Mem. Hosp. 5.25% 8/15/2033	5,419,900
7,000M	Northwestern Mem. Hosp. 5.75% 8/15/2030	8,124,690
4,000M	Regional Transportation Auth. 7.75% 6/1/2019	4,608,240
5,000M	Springfield Electric Rev. 5% 3/1/2027	5,209,800
		68,177,630
	Indiana—3.0%
7,540M	Greater Clark County Sch. Bldg. First Mtg. Rev. 5.25% 1/15/2018 (a)	8,542,066
2,290M	Indiana State Hsg. & Cmnty. Dev. Auth. Mtg. Rev.
	6.125% 7/1/2029	2,394,951
8,330M	Indianapolis Gas Util. Rev. 5.25% 8/15/2025	9,289,699
		20,226,716

9

Portfolio of Investments (continued)
TAX EXEMPT INCOME FUND
December 31, 2014

Principal
Amount	Security	Value
	Kentucky—1.3%
$ 5,000M	Kentucky Eco. Dev. Fin. Auth. Rev. 5.75% 12/1/2028	$ 5,406,900
3,000M	Kentucky St. Turnpike Auth. Eco. Dev. Road Rev. 5% 7/1/2029	3,549,690
		8,956,590
	Louisiana—1.1%
10,250M	Regional Trans. Auth. Zero Coupon 12/1/2021	7,379,180
	Maine—.4%
2,440M	Maine Edl. Ln. Auth. Student Ln. Rev. 5.875% 12/1/2039	2,717,940
	Massachusetts—2.3%
3,130M	Massachusetts Edl. Fin. Auth. Loan Rev. 5.25% 1/1/2028	3,414,485
5,000M	Massachusetts St. Health & Edl. Facs. Auth Rev. 5% 7/1/2034	5,667,900
5,185M	Massachusetts St. Wtr. Res. Auth. ROLS 8.14% 2/1/2016 (b)	6,144,329
		15,226,714
	Michigan—5.1%
5,000M	Detroit Swr. Disp. Rev. 7.5% 7/1/2033	5,946,350
5,000M	Detroit Water Supply Sys. Rev. 6.25% 7/1/2036	5,560,200
10,000M	Michigan State Grant Antic. Bds. 5.25% 9/15/2025	11,109,100
5,000M	Michigan State Hosp. Fin. Auth. 6.25% 12/1/2028	5,801,550
4,500M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022	5,927,625
		34,344,825
	Missouri—.8%
5,000M	Missouri State Health & Educ. Facs. Auth. Rev. 5.5% 11/15/2028	5,599,000
	Montana—.3%
2,040M	Montana State Brd. Hsg. Single Family Prog. 5.45% 12/1/2033	2,172,070
	Nebraska—.9%
5,000M	Fremont Comb. Utility Sys. Revenue 5% 7/15/2034	5,747,850
	Nevada—.8%
5,000M	Clark Cnty. Passenger Facs. Chrg. McCarran Arpt. Rev. 5% 7/1/2030	5,622,900

10

Principal
Amount	Security	Value
	New Jersey—2.5%
$ 5,000M	New Jersey State Higher Educ. Assist. Student Ln. Rev.
	5.625% 6/1/2030	$ 5,640,500
	New Jersey State Turnpike Auth. Revenue:
5,000M	5% 1/1/2030	5,730,400
5,000M	5% 1/1/2043	5,562,400
		16,933,300
	New Mexico—1.3%
5,000M	Grant County Dept. of Health 5.25% 7/1/2031	5,538,700
3,000M	University of New Mexico 5% 6/1/2033	3,060,810
		8,599,510
	New York—12.7%
22,000M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021	27,801,840
7,500M	New York City Trans. Fin. Auth. Rev. Future Tax 5% 11/1/2038	8,547,000
	New York State Dorm. Auth. Revenue:
3,950M	Cornell University 5% 7/1/2040	4,505,765
10,000M	New York University 5.75% 7/1/2027	12,570,200
	Personal Income Tax Revenue:
5,000M	5% 3/15/2035	5,742,950
5,000M	5% 2/15/2037	5,707,400
5,000M	State University 5.875% 5/15/2017	5,432,000
	New York State Thruway Auth. Revenue:
670M	5% 10/1/2015 (a)	694,448
4,330M	5% 4/1/2021	4,481,334
7,780M	Port Authority of New York & New Jersey Drivers
	7.932% 8/15/2015 (b)	9,499,535
		84,982,472
	North Carolina—.8%
5,000M	Charlotte-Mecklenburg Hospital Auth. Health Care Rev.
	5.25% 1/15/2034	5,592,250

11

Portfolio of Investments (continued)
TAX EXEMPT INCOME FUND
December 31, 2014

Principal
Amount	Security	Value
	Ohio—3.1%
$ 5,000M	American Mun. Pwr. Rev. 5.25% 2/15/2026	$ 5,818,050
4,505M	Jefferson County GO 5.75% 12/1/2019	5,000,505
5,000M	Ohio State Hospital Facility Health Rev. 5.5% 1/1/2034	5,682,950
	Ohio State Housing Fin. Agy. Residential Mtg. Revenue:
1,415M	6.125% 9/1/2028	1,482,141
2,710M	5.85% 9/1/2033	2,890,947
		20,874,593
	Pennsylvania—3.4%
5,000M	Allegheny County Port Authority Special Rev. 5% 3/1/2025	5,738,900
5,000M	Pennsylvania State Turnpike Commission 5% 12/1/2043	5,592,400
5,000M	Philadelphia GO 7.125% 7/15/2016 (a)	5,513,550
5,000M	Philadelphia Water & Wastewater Rev. 5% 11/1/2028	5,824,150
		22,669,000
	Puerto Rico—.8%
5,000M	Puerto Rico Commonwealth GO 5.25% 7/1/2024	5,156,750
	Rhode Island—1.2%
7,000M	Convention Center Auth. Rev. 5.25% 5/15/2025	7,934,780
	South Carolina—.9%
5,000M	Piedmont Municipal Power Agency Electric Rev. 5.75% 1/1/2034	5,871,350
	Texas—9.6%
5,000M	Dallas County Util. & Reclamation District GO 5.375% 2/15/2029	5,352,350
1,500M	El Paso Independent School District GO 5% 8/15/2032 (c)	1,792,695
	Hitchcock Independent School District General Obligation:
615M	5.25% 2/15/2030	685,307
4,385M	5.25% 2/15/2018 (a)	4,977,852
	Houston Utilities Systems Revenue:
5,000M	Util. Sys. Rev. 5.125% 11/15/2032	5,650,850
5,000M	Wtr. And Swr. Rev. 5% 11/15/2027	5,553,600
6,035M	Houston Water Conv. Sys. COP 6.25% 12/15/2015	6,274,530
5,000M	JP Morgan Chase Putters 7.934% 2/1/2030 (b)	6,301,700
5,000M	Medina Valley Indpt. School District GO ROLS 8.14% 8/15/2015 (b)	5,803,400
10,000M	North Texas Tollway Auth. Rev. 5.125% 1/1/2028	10,897,900
5,000M	San Antonio Airport Sys. Rev. 5.25% 7/1/2035	5,642,450
5,000M	Waco Independent School District GO 5.25% 8/15/2030	5,513,350
		64,445,984

12

Principal
Amount	Security	Value
	Utah—.1%
$ 235M	Provo Electric System Rev. 10.375% 9/15/2015	$ 251,670
	Washington—3.1%
	Washington State Health Care Facs. Auth. Revenue:
5,000M	Catholic Health Initiatives 6.375% 10/1/2033	5,862,500
7,000M	Providence Health 5.25% 10/1/2033	7,827,330
5,500M	Washington State ROLS 8.14% 7/1/2016 (b)	6,826,710
		20,516,540
	West Virginia—.7%
4,500M	West Virginia State Hospital Fin. Auth. Hosp. Rev. 5.375% 6/1/2028	4,968,225
	Wisconsin—4.3%
12,000M	Superior Wisconsin Ltd. Oblig. Rev. 6.9% 8/1/2021	15,438,120
6,905M	Wisconsin State General Rev. 5.75% 5/1/2033	8,048,054
5,000M	Wisconsin State Hlth & Edl. Facs. Auth. Rev. 5% 11/15/2041	5,572,300
		29,058,474
Total Value of Municipal Investments (cost $581,718,918)	98.4%	660,700,059
Other Assets, Less Liabilities	1.6	10,551,724
Net Assets	100.0%	$671,251,783

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
(b)	Inverse floating rate securities (see Note 1F). Interest rates are determined and reset periodically and are the rates in effect at December 31, 2014.
(c)	A portion or all of the security purchased on a when-issued or delayed delivery basis
(see Note 1E).

Summary of Abbreviations:
COP	Certificate of Participation
GO	General Obligation
ROLS	Reset Option Longs

See notes to financial statements	13

Fund Expenses (unaudited)
TAX EXEMPT OPPORTUNITIES FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(7/1/14)	(12/31/14)	(7/1/14–12/31/14)*
Class A Shares	0.98%
Actual		$1,000.00	$1,035.96	$5.03
Hypothetical**		$1,000.00	$1,020.27	$4.99
Class B Shares	1.71%
Actual		$1,000.00	$1,032.86	$8.76
Hypothetical**		$1,000.00	$1,016.59	$8.69
Advisor Class Shares	0.79%
Actual		$1,000.00	$1,037.17	$4.06
Hypothetical**		$1,000.00	$1,021.23	$4.02
Institutional Class Shares	0.64%
Actual		$1,000.00	$1,036.42	$3.29
Hypothetical**		$1,000.00	$1,021.98	$3.26

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN STATES

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2014, and are based on the total value of investments.

14

Cumulative Performance Information (unaudited)
TAX EXEMPT OPPORTUNITIES FUND

Comparison of change in value of $10,000 investment in the First Investors Tax Exempt Opportunities Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

		Average Annual Total Returns*
			Advisor	Institutional
N.A.V. Only	Class A	Class B	Class	Class
One Year	11.46%	10.66%	11.55%	11.57%
Five Years	5.36%	4.61%	N/A	N/A
Ten Years, Since Inception**	5.03%	4.43%	2.37%	2.57%
			Advisor	Institutional
S.E.C. Standardized	Class A	Class B	Class	Class
One Year	5.08%	6.66%	11.55%	11.57%
Five Years	4.12%	4.28%	N/A	N/A
Ten Years or Since Inception**	4.41%	4.43%	2.37%	2.57%
S.E.C. 30-Day Yield***	1.39%	0.76%	1.36%	1.07%

The graph compares a $10,000 investment in the First Investors Tax Exempt Opportunities Fund (Class A shares) beginning 12/31/04 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

15

Cumulative Performance Information (unaudited) (continued)
TAX EXEMPT OPPORTUNITIES FUND

* Average Annual Total Return figures (for the periods ended 12/31/14) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 5.03%, 4.07% and 4.32%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 1.34%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 6.61%, 4.24% and 4.33%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 0.71%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 11.50% and 2.31%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 1.31%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 11.52% and 2.52%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 1.02%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

** The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).

*** The S.E.C. 30-Day Yield shown is for December 2014.

16

Portfolio of Investments
TAX EXEMPT OPPORTUNITIES FUND
December 31, 2014

Principal
Amount	Security	Value
	MUNICIPAL BONDS—98.1%
	Alabama—1.1%
$2,500M	Birmingham Spl. Care Facs. Fing. Auth. Rev. 6% 6/1/2039	$ 2,906,300
	Alaska—1.3%
3,000M	Matanuska-Susitna Boro Lease Rev. 6% 9/1/2028	3,598,410
	Arizona—3.5%
1,250M	Arizona Brd. Regents University Sys. Rev. 6% 7/1/2027	1,448,362
5,000M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2018 (a)	5,701,950
2,000M	Rio Nuevo Multipurpose Facs. Rev. 6.625% 7/15/2025	2,354,120
		9,504,432
	Arkansas—.2%
500M	University of Arkansas 5% 3/1/2034	590,170
	California—2.6%
1,100M	Alhambra Unified Sch. District GO 5.25% 8/1/2028	1,267,750
5,000M	California State GO 5% 4/1/2037	5,731,700
		6,999,450
	Colorado—2.1%
5,000M	Colorado Health Facs. Auth. Rev. 5.25% 2/1/2031	5,638,950
	Connecticut—.4%
1,000M	South Cent. Regl. Wtr. Sys. Auth. Rev. 5.25% 8/1/2030	1,101,590
	District of Columbia—1.3%
3,000M	Metropolitan Washington, D.C. Airport Auth. Sys. Rev. 5% 10/1/2029	3,436,200
	Florida—9.0%
5,000M	Broward County Airport Sys. Rev. 5.25% 10/1/2030	5,807,700
	Broward County Sch. Brd. Certificates of Participation:
1,000M	5.125% 7/1/2026	1,126,130
1,000M	5.25% 7/1/2027	1,125,980
1,000M	Deltona Utility System Rev. 5% 10/1/2039	1,131,340
5,000M	Florida State Municipal Power Agy. Rev. 5% 10/1/2028	5,581,900
3,535M	Fort Pierce Capital Impt. Rev. 5.875% 9/1/2028	4,057,579
5,000M	Orlando & Orange County Expwy. Auth. Rev. 5% 7/1/2028	5,681,250
		24,511,879

17

Portfolio of Investments (continued)
TAX EXEMPT OPPORTUNITIES FUND
December 31, 2014

Principal
Amount	Security	Value
	Georgia—7.5%
$5,000M	Atlanta Airport Rev. 5.25% 1/1/2030	$ 5,793,400
3,400M	Atlanta Water & Wastewater Rev. 6.25% 11/1/2034	4,039,982
2,500M	Bibb County Dev. Auth. Rev. 5.75% 7/1/2040	2,958,325
1,500M	Cobb County Dev. Auth. Rev. 5.75% 7/15/2039	1,693,395
1,000M	Georgia Municipal Association, Inc. COP 5.125% 12/1/2021	1,001,800
2,320M	Georgia St. Environmental Loan Acquisition Corp. 5.125% 3/15/2031	2,542,117
2,000M	Medical Ctr. Hospital Auth. Rev. 6.5% 8/1/2038	2,266,280
		20,295,299
	Hawaii—1.0%
2,500M	Hawaii State Harbor Sys. Rev. 5.25% 7/1/2030	2,840,100
	Illinois—6.6%
	Chicago O’Hare Intl. Airport Revenue:
5,000M	5% 1/1/2027	5,534,000
5,000M	6.5% 1/1/2041	6,047,500
2,500M	Illinois State Fin. Auth. Rev. 5% 12/1/2030	2,812,650
2,000M	Illinois State GO 5.5% 7/10/2027	2,270,680
1,000M	Illinois State Sales Tax Rev. 6% 6/15/2026	1,323,660
		17,988,490
	Indiana—1.0%
	Tri-Creek Middle School Bldg. Corp. Revenue:
1,500M	5.25% 7/15/2028	1,690,170
1,000M	5.25% 7/15/2029	1,126,780
		2,816,950
	Louisiana—4.0%
1,500M	Louisiana Local Govt. Environmental Facs. 5% 10/1/2039	1,721,160
1,500M	Louisiana State Citizens Ppty. Rev. 6.125% 6/1/2025	1,733,160
3,000M	Louisiana State GO 5% 9/1/2028	3,491,160
1,000M	New Orleans Aviation Brd. Rev. 6% 1/1/2023	1,161,610
2,310M	New Orleans Sewer Svc. Rev. 6.25% 6/1/2019 (a)	2,814,019
		10,921,109
	Massachusetts—2.1%
5,000M	Massachusetts State GO 5% 8/1/2035	5,804,700

18

Principal
Amount	Security	Value
	Michigan—5.8%
$5,000M	Holland Elec. Rev. 5% 7/1/2039	$ 5,622,700
5,000M	Lansing Brd. Wtr. & Lt. Utility Sys. Rev. 5.5% 7/1/2041	5,939,300
1,000M	Michigan State Bldg. Auth. Rev. 5% 10/15/2029	1,148,640
2,700M	Wayne Cnty. Arpt. Auth. Rev. 5% 12/1/2042	2,953,422
		15,664,062
	Mississippi—2.4%
	Mississippi Dev. Bk. Spl. Obligation:
	Jackson Cnty. Ltd. Tax Revenue:
2,660M	5.375% 7/1/2029	3,018,781
2,000M	5.625% 7/1/2039	2,291,080
1,000M	Jackson Wtr. & Swr. Sys. Proj. 6.75% 12/1/2030	1,334,470
		6,644,331
	Missouri—2.9%
1,000M	Bi-State Dev. Agy. 5% 10/1/2028	1,126,420
	Kansas City Special Obligation Revenue:
4,000M	5% 9/1/2034	4,474,200
1,000M	5% 9/1/2037	1,117,340
1,000M	St. Louis Mun. Fin. Corp. Lease Rev. 5.625% 7/15/2030	1,069,320
		7,787,280
	New Jersey—1.7%
4,000M	New Jersey State Trans. Trust Fund Auth. Trans. Sys. Rev.
	5.5% 12/15/2038	4,561,280
	New York—11.3%
4,050M	Nassau County GO 5% 4/1/2031	4,485,172
1,000M	New York City Mun. Water Fin. Auth. 5% 6/15/2045	1,124,370
	New York City Trans. Fin. Auth. Revenue:
5,000M	5% 7/15/2037	5,675,600
7,000M	5% 11/1/2038	7,977,200
	New York State Dorm. Auth. Revenue:
5,000M	Columbia University 5% 10/1/2041	5,752,350
5,000M	State Personal Income Tax Rev. 5% 3/15/2034	5,750,000
		30,764,692
	North Carolina—1.2%
3,000M	North Carolina Tpk. Auth. Rev. 5.75% 1/1/2039	3,389,070

19

Portfolio of Investments (continued)
TAX EXEMPT OPPORTUNITIES FUND
December 31, 2014

Principal
Amount	Security	Value
	Ohio—4.2%
$2,000M	American Mun. Pwr. Rev. 5% 2/15/2024	$ 2,307,160
1,000M	Hamilton Cnty. Sales Tax 5% 12/1/2032	1,066,180
1,000M	Northwood Local School Dist. 5% 7/15/2039	1,124,340
1,135M	Ohio State Bldg. Auth. State Facs. Rev. 5.25% 4/1/2031	1,291,630
5,000M	University of Cincinnati 5% 6/1/2028	5,781,350
		11,570,660
	Oklahoma—.5%
1,130M	Oklahoma Dev. Fin. Auth. 5% 6/1/2039	1,316,699
	Pennsylvania—7.0%
5,000M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024	5,875,850
2,380M	Beaver County GO 5.55% 11/15/2031	2,641,871
2,320M	Boyertown Area School Dist. GO 5% 10/1/2039	2,605,383
1,500M	Pennsylvania State Higher Edl. Facs. Auth. Rev. 5.25% 8/15/2025	1,781,355
2,500M	Pennsylvania State Turnpike Rev. 5% 12/1/2039	2,839,900
2,910M	West Mifflin Area School Dist. GO 5.375% 4/1/2027	3,293,625
		19,037,984
	Rhode Island—3.8%
	Rhode Island Hlth. & Edl. Bldg. Corporation:
3,250M	Public Schools Financing Program 5.25% 5/15/2029	3,578,933
1,415M	University of Rhode Island 5.25% 9/15/2029	1,604,384
	Rhode Island State & Prov. Plantations General Obligation:
2,210M	5% 11/1/2033	2,609,701
2,085M	5% 11/1/2034	2,452,314
		10,245,332
	South Carolina—.8%
1,000M	Charleston Waterworks & Sewer Rev. 5% 1/1/2041	1,125,730
1,000M	Columbia Special Obligation 5% 2/1/2039	1,149,740
		2,275,470
	South Dakota—.6%
1,500M	South Dakota State Hlth. & Edl. Fac. Auth. Rev. 5.125% 8/1/2028	1,660,245
	Texas—9.5%
5,000M	Dallas-Fort Worth Intl. Arpt. Rev. 5.25% 11/1/2030	5,928,900
5,000M	Harris County Hlth. Facs. Thermal Util. Rev. 5% 11/15/2032	5,539,400
5,000M	Houston Utility System Rev. 5.25% 11/15/2031	5,889,600
2,250M	Little Elm Indep. Sch. Dist. GO 5% 8/15/2037	2,587,567

20

Principal
Amount	Security		Value
	Texas (continued)
$2,000M	North Texas Tollway Auth. Rev. 5% 9/1/2031		$ 2,296,620
1,250M	Parker County GO 5% 2/15/2029		1,408,150
2,000M	Sinton Indep. Sch. Dist. GO 5% 8/15/2038		2,309,700
			25,959,937
	Utah—.6%
1,300M	Utah Infrastructure Agy. Tele. & Franchise Tax Rev. 5.5% 10/15/2030		1,535,495
	Washington—2.1%
5,000M	Washington State Health Care Facs. Auth. Rev. 5.25% 10/1/2033		5,590,950
Total Value of Municipal Bonds (cost $238,451,313)			266,957,516
	SHORT-TERM TAX EXEMPT INVESTMENTS—.1%
100M	Triborough Bridge & Tunnel Auth. Revenue
	Adjustable Rate Note .02% (b) (cost $100,000)		100,000
Total Value of Municipal Investments (cost $238,551,313)		98.2%	267,057,516
Other Assets, Less Liabilities		1.8	5,027,084
Net Assets		100.0%	$272,084,600

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
(b)	Interest rate is determined and reset periodically by the issuer and is the rate in effect at
December 31, 2014.

Summary of Abbreviations:
COP	Certificate of Participation
GO	General Obligation

See notes to financial statements	21

Fund Expenses (unaudited)
CALIFORNIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(7/1/14)	(12/31/14)	(7/1/14–12/31/14)*
Class A Shares	0.97%
Actual		$1,000.00	$1,031.42	$4.97
Hypothetical**		$1,000.00	$1,020.32	$4.94
Class B Shares	1.84%
Actual		$1,000.00	$1,027.41	$9.40
Hypothetical**		$1,000.00	$1,015.93	$9.35
Advisor Class Shares	0.68%
Actual		$1,000.00	$1,033.20	$3.48
Hypothetical**		$1,000.00	$1,021.78	$3.47
Institutional Class Shares	0.65%
Actual		$1,000.00	$1,033.11	$3.33
Hypothetical**		$1,000.00	$1,021.93	$3.31

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2014, and are based on the total value of investments.

22

Cumulative Performance Information (unaudited)
CALIFORNIA TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors California Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

		Average Annual Total Returns*
			Advisor	Institutional
N.A.V. Only	Class A	Class B	Class	Class
One Year	10.62%	9.76%	10.86%	10.82%
Five Years	5.27%	4.49%	N/A	N/A
Ten Years, Since Inception**	4.51%	3.92%	3.22%	3.40%
			Advisor	Institutional
S.E.C. Standardized	Class A	Class B	Class	Class
One Year	4.28%	5.76%	10.86%	10.82%
Five Years	4.03%	4.15%	N/A	N/A
Ten Years or Since Inception**	3.90%	3.92%	3.22%	3.40%
S.E.C. 30-Day Yield***	1.21%	0.64%	1.45%	0.74%

The graph compares a $10,000 investment in the First Investors California Tax Exempt Fund (Class A shares) beginning 12/31/04 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

23

Cumulative Performance Information (unaudited) (continued)
CALIFORNIA TAX EXEMPT FUND

* Average Annual Total Return figures (for the periods ended 12/31/14) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 4.21%, 3.98% and 3.79%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 1.14%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 5.69%, 4.11% and 3.80%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 0.57%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 10.79% and 3.14%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 1.37%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 10.75% and 3.33%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 0.67%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

** The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).

*** The S.E.C. 30-Day Yield shown is for December 2014.

24

Portfolio of Investments
CALIFORNIA TAX EXEMPT FUND
December 31, 2014

Principal
Amount	Security	Value
	MUNICIPAL BONDS—98.9%
	Airport—7.0%
$1,000M	Los Angeles Dept. of Airports Rev. 5.25% 5/15/2033	$ 1,156,720
1,000M	Sacramento County Airport Sys. Rev. 5.5% 7/1/2034	1,122,990
1,000M	San Francisco City & County Airport Rev. 5.25% 5/1/2025	1,137,320
		3,417,030
	Education—10.7%
	California Educ. Facs. Auth. Revenue:
500M	Harvey Mudd College 5.25% 12/1/2031	582,170
1,000M	Pepperdine University 5% 12/01/2039	1,165,300
	California State Public Works Lease Revenue:
1,000M	5% 9/1/2030	1,152,010
1,000M	5% 9/1/2033	1,154,160
1,000M	California State University Rev. 5% 11/1/2037	1,145,790
		5,199,430
	Electric—6.1%
500M	Anaheim Public Fing. Auth. Rev. 5% 10/1/2031	577,305
1,000M	Imperial Irrigation District Elec. Rev. 6.25% 11/1/2031	1,212,380
1,000M	Tuolumne Wind Proj. Auth. 5.625% 1/1/2029	1,162,320
		2,952,005
	General Obligation—19.6%
1,000M	Alhambra Unified School District 5.25% 8/1/2028	1,152,500
1,000M	Centinela Valley Union School District 5% 8/1/2031	1,136,880
1,000M	Chico Unified School District 5% 8/1/2026	1,127,920
1,000M	College of the Sequoias 5.25% 8/1/2029	1,146,330
1,000M	Corona-Norco Unified School District 5.125% 8/1/2029	1,130,520
650M	Jefferson Unified High Sch. District 6.25% 2/1/2016	690,111
1,000M	Lake Tahoe Unified School District 5.375% 8/1/2029	1,156,550
750M	Natomas Unified School District 5.95% 9/1/2021	838,515
1,000M	West Contra Costa Unified School District 5.25% 8/1/2032	1,178,240
		9,557,566

25

Portfolio of Investments (continued)
CALIFORNIA TAX EXEMPT FUND
December 31, 2014

Principal
Amount	Security	Value
	Health Care—6.9%
	California Health Facs. Fin. Auth. Revenue:
$1,000M	Children’s Hospital Los Angeles 5.125% 7/1/2031	$ 1,083,780
500M	Stanford Hospital 5.25% 11/15/2031	579,530
	California Statewide Communities Dev. Auth. Revenue:
1,000M	St. Joseph’s 5.125% 7/1/2024	1,127,770
500M	Sutter Health 5.5% 8/15/2026	580,625
		3,371,705
	Lease—6.8%
	California State Public Works Lease Revenue:
500M	5% 12/1/2029	586,035
1,000M	5.5% 11/1/2030	1,225,310
1,000M	Los Angeles Mun. Impt. Corp. Lease Rev. 5.5% 4/1/2028	1,152,160
360M	San Mateo Joint Powers Auth. Lease Rev. 6.5% 7/1/2015	370,008
		3,333,513
	Other Revenue—1.2%
500M	Sacramento Area Flood Control Agency 5.5% 10/1/2028	563,145
	Other Tax—7.9%
480M	Long Beach Fing. Auth. Rev. 6% 11/1/2017	504,053
1,000M	Riverside County Trans. Commission Sales Tax Rev.
	5% 6/1/2032	1,150,220
1,000M	San Joaquin County Trans. Auth. Sales Tax 5.75% 3/1/2028	1,206,520
1,000M	West Contra Costa Healthcare COP 5.375% 7/1/2024	1,003,130
		3,863,923
	Pre-Refunded/Escrowed-to-Maturity—4.9%
1,000M	California Hlth. Facs. Fing. Auth. Rev. 6.5% 10/1/2018 (a)	1,205,190
1,000M	San Bernardino Cmnty. College District 6.5% 8/1/2018 (a)	1,193,360
		2,398,550
	State General Obligation—9.4%
	California State Various Purpose:
1,000M	5% 9/1/2031	1,175,370
2,000M	5% 4/1/2037	2,292,680
1,000M	5% 9/1/2042	1,139,340
		4,607,390

26

Principal
Amount	Security	Value
	Toll & Turnpike—2.4%
$1,000M	Bay Area Toll Auth. Toll Bridge Rev. 5% 4/1/2032	$ 1,160,620
	Transportation—2.4%
1,000M	San Francisco Muni. Transportation Agy. Rev. 5% 3/1/2032	1,167,920
	Water/Sewer—13.6%
750M	Bakersfield Wastewater Rev. 5% 9/15/2028	829,778
500M	Brentwood California Infrastructure Fin Auth. 5% 7/1/2038	578,325
1,000M	Los Angeles Wastewater System Rev. 5% 6/1/2027	1,168,280
500M	Metropolitan Water Dist. So. Cal. 5% 7/1/2029	577,770
1,000M	Mojave Water Agency COP 5.5% 6/1/2029	1,140,010
1,000M	San Diego County Water Authority 5% 5/1/2033	1,174,870
1,000M	San Francisco City & Cnty. Pub. Util. Commission 5% 11/1/2035	1,142,400
		6,611,433
Total Value of Municipal Bonds (cost $42,788,231)	98.9%	48,204,230
Other Assets, Less Liabilities	1.1	531,501
Net Assets	100.0%	$48,735,731

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

Summary of Abbreviations:
COP	Certificate of Participation

See notes to financial statements	27

Fund Expenses (unaudited)
CONNECTICUT TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(7/1/14)	(12/31/14)	(7/1/14–12/31/14)*
Class A Shares	0.97%
Actual		$1,000.00	$1,027.15	$4.96
Hypothetical**		$1,000.00	$1,020.32	$4.94
Class B Shares	1.70%
Actual		$1,000.00	$1,023.37	$8.67
Hypothetical**		$1,000.00	$1,016.64	$8.64
Advisor Class Shares	0.87%
Actual		$1,000.00	$1,025.77	$4.44
Hypothetical**		$1,000.00	$1,020.82	$4.43
Institutional Class Shares	0.66%
Actual		$1,000.00	$1,028.58	$3.37
Hypothetical**		$1,000.00	$1,021.88	$3.36

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2014, and are based on the total value of investments.

28

Cumulative Performance Information (unaudited)
CONNECTICUT TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Connecticut Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

		Average Annual Total Returns*
			Advisor	Institutional
N.A.V. Only	Class A	Class B	Class	Class
One Year	8.83%	8.05%	8.61%	9.04%
Five Years	4.23%	3.49%	N/A	N/A
Ten Years, Since Inception**	4.07%	3.47%	1.62%	2.09%
			Advisor	Institutional
S.E.C. Standardized	Class A	Class B	Class	Class
One Year	2.61%	4.05%	8.61%	9.04%
Five Years	3.00%	3.14%	N/A	N/A
Ten Years or Since Inception**	3.45%	3.47%	1.62%	2.09%
S.E.C. 30-Day Yield***	1.06%	0.40%	1.45%	0.64%

The graph compares a $10,000 investment in the First Investors Connecticut Tax Exempt Fund (Class A shares) beginning 12/31/04 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

29

Cumulative Performance Information (unaudited) (continued)
CONNECTICUT TAX EXEMPT FUND

* Average Annual Total Return figures (for the periods ended 12/31/14) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 2.54%, 2.94% and 3.35%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 0.99%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 3.98%, 3.09% and 3.35%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 0.33%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 8.54% and 1.54%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 1.37%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 8.97% and 2.02%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 0.57%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

** The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).

*** The S.E.C. 30-Day Yield shown is for December 2014.

30

Portfolio of Investments
CONNECTICUT TAX EXEMPT FUND
December 31, 2014

Principal
Amount	Security	Value
	MUNICIPAL BONDS—97.7%
	Appropriation—14.9%
$1,000M	Capital City Econ. Dev. Auth. Pkg. & Energy Fee Rev.
	5.75% 6/15/2034	$ 1,128,970
	Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
1,000M	Child Care Facilities Program 6% 7/1/2038	1,123,200
1,000M	State Supported Child Care 5% 7/1/2028	1,137,230
1,750M	Connecticut State Hsg. Fin. Auth. 5% 6/15/2024	1,919,645
		5,309,045
	Education—18.7%
	Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
1,000M	Connecticut College 5% 7/1/2041	1,095,970
1,000M	Loomis Chafee School 5% 7/1/2030	1,068,900
1,000M	Quinnipiac University 5.75% 7/1/2033	1,130,330
1,000M	Salisbury School 5% 7/1/2028	1,109,880
1,000M	Wesleyan University 5% 7/1/2035	1,136,820
1,000M	University of Connecticut Rev. 4.75% 2/15/2029	1,114,100
		6,656,000
	Electric—1.6%
500M	Connecticut St. Transmission Muni. Elec. Energy Rev.
	5% 1/1/2030	567,275
	General Obligation—16.5%
1,000M	Bridgeport 5% 12/1/2023	1,079,820
750M	Hamden 5% 8/15/2034	837,690
1,000M	Hartford 5% 4/1/2031	1,131,110
1,500M	New Haven 5% 3/1/2026	1,672,725
1,000M	Waterbury 5% 12/1/2032	1,141,570
		5,862,915
	Health Care—5.6%
	Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
500M	Ascension Health Credit Group 5% 11/15/2040	555,170
500M	Lawrence & Memorial Hospital 5% 7/1/2031	554,295
	Middlesex Hospital:
350M	5% 7/1/2026	389,427
460M	5% 7/1/2027	509,951
		2,008,843

31

Portfolio of Investments (continued)
CONNECTICUT TAX EXEMPT FUND
December 31, 2014

Principal
Amount	Security	Value
	Lease—1.4%
$ 500M	Puerto Rico Pub. Bldgs. Auth. Rev. 6% 7/1/2028	$ 510,330
	Other Tax—6.3%
	Connecticut State Special Tax Obligation Rev. Trans. Infrastructure:
1,000M	5% 11/1/2025	1,132,800
1,000M	5% 8/1/2027	1,101,090
		2,233,890
	Pre-Refunded/Escrowed-to-Maturity—15.7%
	Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
1,000M	Renbrook School 5% 7/1/2017 (a)	1,109,680
1,000M	Westminster School 5% 7/1/2017 (a)	1,109,680
1,000M	William W. Backus Hospital 5% 7/1/2018 (a)	1,141,140
	Yale-New Haven Hospital:
500M	5% 7/1/2016 (a)	534,870
500M	5.25% 7/1/2020 (a)	603,185
1,050M	South Windsor 5% 2/15/2016 (a)	1,105,220
		5,603,775
	State General Obligation—3.3%
1,000M	Connecticut State 5% 11/1/2031	1,159,860
	Water/Sewer—13.7%
1,000M	Greater New Haven Wtr. Pollution Control 5% 8/15/2030	1,178,410
	Hartford Cnty. Met. Dist. Clean Wtr. Project Revenue:
1,000M	5% 4/1/2036	1,140,240
500M	5% 11/1/2042	580,660
1,000M	South Central Connecticut Regl. Wtr. Auth. Rev. 5.25% 8/1/2029	1,110,340
750M	Stamford Water Pollution Control Sys. Rev. 5.5% 8/15/2038	884,318
		4,893,968
Total Value of Municipal Bonds (cost $31,757,039)	97.7%	34,805,901
Other Assets, Less Liabilities	2.3	805,004
Net Assets	100.0%	$35,610,905

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

32	See notes to financial statements

Fund Expenses (unaudited)
MASSACHUSETTS TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(7/1/14)	(12/31/14)	(7/1/14–12/31/14)*
Class A Shares	1.06%
Actual		$1,000.00	$1,028.83	$5.42
Hypothetical**		$1,000.00	$1,019.87	$5.40
Class B Shares	1.76%
Actual		$1,000.00	$1,026.36	$8.99
Hypothetical**		$1,000.00	$1,016.34	$8.94
Advisor Class Shares	0.75%
Actual		$1,000.00	$1,031.59	$3.84
Hypothetical**		$1,000.00	$1,021.43	$3.82
Institutional Class Shares	0.74%
Actual		$1,000.00	$1,029.79	$3.79
Hypothetical**		$1,000.00	$1,021.48	$3.77

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2014, and are based on the total value of investments.

33

Cumulative Performance Information (unaudited)
MASSACHUSETTS TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Massachusetts Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

		Average Annual Total Returns*
			Advisor	Institutional
N.A.V. Only	Class A	Class B	Class	Class
One Year	9.63%	8.93%	9.95%	9.91%
Five Years	4.57%	3.83%	N/A	N/A
Ten Years, Since Inception**	4.07%	3.48%	2.04%	2.18%
			Advisor	Institutional
S.E.C. Standardized	Class A	Class B	Class	Class
One Year	3.33%	4.93%	9.95%	9.91%
Five Years	3.34%	3.49%	N/A	N/A
Ten Years or Since Inception**	3.46%	3.48%	2.04%	2.18%
S.E.C. 30-Day Yield***	1.22%	0.61%	1.57%	1.28%

The graph compares a $10,000 investment in the First Investors Massachusetts Tax Exempt Fund (Class A shares) beginning 12/31/04 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

34

* Average Annual Total Return figures (for the periods ended 12/31/14) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 3.26%, 3.29% and 3.32%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 1.15%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 4.87%, 3.44% and 3.31%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 0.54%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 9.89% and 1.96%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 1.50%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 9.85% and 2.10%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 1.21%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

** The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).

*** The S.E.C. 30-Day Yield shown is for December 2014.

35

Portfolio of Investments
MASSACHUSETTS TAX EXEMPT FUND
December 31, 2014

Principal
Amount	Security	Value
	MUNICIPAL BONDS—96.6%
	Education—35.1%
$ 565M	Massachusetts Edl. Fing. Auth. Ed. Ln. Revenue 6% 1/1/2028	$ 600,962
1,000M	Massachusetts State College Building Auth. 5% 5/1/2035	1,136,130
	Massachusetts State Dev. Fin. Agy. Revenue:
1,000M	Boston University 5.6% 10/1/2035	1,170,460
1,000M	Lesley University 5.25% 7/1/2033	1,148,200
500M	Phillips Academy 5% 9/1/2038	581,810
	Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
1,000M	Berklee College of Music 5% 10/1/2037	1,093,000
1,000M	Harvard University 5.5% 11/15/2036	1,160,770
1,000M	University of Massachusetts Bldg. Auth. Proj. Rev. 5% 11/1/2039	1,139,780
		8,031,112
	General Obligation—8.3%
500M	Quincy 5% 12/1/2028	576,080
1,000M	Revere Mun. Purpose Loan 5% 4/1/2033	1,102,250
215M	Worcester 5.5% 8/15/2017	215,931
		1,894,261
	Health Care—4.9%
1,000M	Massachusetts State Hlth. & Educ. Facs. Auth. Rev. 5.375% 2/1/2027	1,114,220
	Housing—4.8%
1,000M	Massachusetts State Hsg. Fin. Agy. Rev. 5.25% 12/1/2035	1,095,190
	Other Revenue—4.9%
1,000M	Massachusetts Bay Trans. Auth. Rev. 5% 7/1/2028	1,121,100
	Other Tax—15.2%
1,000M	Massachusetts State Dev. Fin. Agy. Rev. 5.75% 9/1/2025	1,155,290
1,000M	Massachusetts State Sch. Bldg. Auth. Sales Tax Rev. 5% 10/15/2032	1,168,570
1,000M	Massachusetts State Trans. Accelerated Brdg. Prog. 5% 6/1/2036	1,153,940
		3,477,800
	State General Obligation—5.8%
1,000M	Massachusetts State 5.5% 8/1/2030	1,332,300
	Toll & Turnpike—4.9%
1,000M	Massachusetts State Dept. of Trans. 5% 1/1/2035	1,134,680

36

Principal
Amount	Security	Value
	Water/Sewer—12.7%
$ 500M	Boston Water & Sewer Commission Rev. 5% 11/1/2030	$ 588,995
1,000M	Massachusetts State Water Res. Auth. 5% 8/1/2031	1,156,290
1,000M	Springfield Water & Sewer Comm. Rev. 5.75% 10/15/2025	1,162,490
		2,907,775
Total Value of Municipal Bonds (cost $19,473,732)		22,108,438
	SHORT-TERM TAX EXEMPT INVESTMENTS—2.2%
500M	Massachusetts State Dev. Fin. Agy. Revenue
	Adjustable Rate Note .01% (a) (cost $500,000)	500,000
Total Value of Municipal Investments (cost $19,973,732)	98.8%	22,608,438
Other Assets, Less Liabilities	1.2	272,677
Net Assets	100.0%	$22,881,115

(a)	Interest rate is determined and reset periodically by the issuer and is the rate in effect at
December 31, 2014.

See notes to financial statements	37

Fund Expenses (unaudited)
MICHIGAN TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(7/1/14)	(12/31/14)	(7/1/14–12/31/14)*
Class A Shares	1.05%
Actual		$1,000.00	$1,040.83	$5.40
Hypothetical**		$1,000.00	$1,019.92	$5.35
Class B Shares	1.76%
Actual		$1,000.00	$1,037.47	$9.04
Hypothetical**		$1,000.00	$1,016.34	$8.94
Advisor Class Shares	0.69%
Actual		$1,000.00	$1,048.00	$3.56
Hypothetical**		$1,000.00	$1,021.73	$3.52
Institutional Class Shares	0.73%
Actual		$1,000.00	$1,041.27	$3.76
Hypothetical**		$1,000.00	$1,021.53	$3.72

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2014, and are based on the total value of investments.

38

Cumulative Performance Information (unaudited)
MICHIGAN TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Michigan Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

		Average Annual Total Returns*
			Advisor	Institutional
N.A.V. Only	Class A	Class B	Class	Class
One Year	10.75%	9.83%	11.45%	10.81%
Five Years	4.72%	3.97%	N/A	N/A
Ten Years, Since Inception**	4.13%	3.54%	2.51%	2.26%
			Advisor	Institutional
S.E.C. Standardized	Class A	Class B	Class	Class
One Year	4.40%	5.83%	11.45%	10.81%
Five Years	3.49%	3.62%	N/A	N/A
Ten Years or Since Inception**	3.51%	3.54%	2.51%	2.26%
S.E.C. 30-Day Yield***	1.26%	0.63%	1.48%	0.83%

The graph compares a $10,000 investment in the First Investors Michigan Tax Exempt Fund (Class A shares) beginning 12/31/04 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

39

Cumulative Performance Information (unaudited) (continued)
MICHIGAN TAX EXEMPT FUND

* Average Annual Total Return figures (for the periods ended 12/31/14) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 4.33%, 3.44% and 3.41%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 1.19%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 5.76%, 3.58% and 3.42%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 0.56%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 11.38% and 2.44%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 1.40%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 10.74% and 2.19%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 0.76%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

** The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).

*** The S.E.C. 30-Day Yield shown is for December 2014.

40

Portfolio of Investments
MICHIGAN TAX EXEMPT FUND
December 31, 2014

Principal
Amount	Security	Value
	MUNICIPAL BONDS—98.3%
	Combined Utility—2.8%
$ 500M	Lansing Brd. Wtr. & Lt. Utility Sys. Revenue 5% 7/1/2029	$ 572,465
	Education—8.2%
1,000M	Ferris State University 5% 10/1/2028	1,108,310
500M	Western Michigan University 5.25% 11/15/2033	571,755
		1,680,065
	Electric—8.7%
500M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022	658,625
1,000M	Wyandotte Electric Rev. 5.25% 10/1/2028	1,112,870
		1,771,495
	General Obligation—21.6%
1,000M	Genesee County Sewer Disp. Sys. 5% 11/1/2025	1,118,110
1,000M	Goodrich Area School District 5.5% 5/1/2032	1,176,710
1,000M	Troy City School District 5% 5/1/2026	1,059,110
1,000M	Wayne Charter County Capital Improvement 5% 2/1/2030	1,045,390
		4,399,320
	Health Care—11.2%
1,000M	Kent Hosp. Fin. Auth. Rev. 5% 11/15/2029	1,123,670
1,000M	Michigan St. Hosp. Fin. Auth. Rev. 6.25% 12/1/2028	1,160,310
		2,283,980
	Lease—5.7%
1,000M	Michigan St. Building Auth. Revenue 5.25% 10/15/2025	1,157,180
	Other Tax—13.6%
500M	Detroit Distributable State Aid 5% 11/1/2030	537,735
1,000M	Michigan Municipal Bond Auth. Revenue 5% 10/1/2029	1,140,500
1,000M	Michigan St. Financial Auth. Revenue 5% 7/1/2039	1,082,910
		2,761,145
	State General Obligation—5.6%
1,000M	Michigan State 5% 11/1/2022	1,145,660

41

Portfolio of Investments (continued)
MICHIGAN TAX EXEMPT FUND
December 31, 2014

Principal
Amount	Security	Value
	Water/Sewer—20.9%
$1,000M	Detroit Sewer Disposal Revenue 7.5% 7/1/2033	$ 1,189,270
1,000M	Detroit Water Supply System Revenue 5.5% 7/1/2027	1,111,470
250M	Grand Rapids Sanitation Sewer System Revenue 5% 1/1/2037	287,533
1,000M	Grand Rapids Water Supply 5% 1/1/2029	1,121,530
500M	Saginaw Water Supply System Revenue 5% 7/1/2031	551,940
		4,261,743
Total Value of Municipal Bonds (cost $17,848,630)	98.3%	20,033,053
Other Assets, Less Liabilities	1.7	351,682
Net Assets	100.0%	$20,384,735

42	See notes to financial statements

Fund Expenses (unaudited)
MINNESOTA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(7/1/14)	(12/31/14)	(7/1/14–12/31/14)*
Class A Shares	1.09%
Actual		$1,000.00	$1,022.67	$5.56
Hypothetical**		$1,000.00	$1,019.72	$5.55
Class B Shares	1.77%
Actual		$1,000.00	$1,018.76	$9.01
Hypothetical**		$1,000.00	$1,016.29	$9.00
Advisor Class Shares	0.79%
Actual		$1,000.00	$1,023.65	$4.03
Hypothetical**		$1,000.00	$1,021.23	$4.02
Institutional Class Shares	0.78%
Actual		$1,000.00	$1,024.43	$3.98
Hypothetical**		$1,000.00	$1,021.28	$3.97

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2014, and are based on the total value of investments.

43

Cumulative Performance Information (unaudited)
MINNESOTA TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Minnesota Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

		Average Annual Total Returns*
			Advisor	Institutional
N.A.V. Only	Class A	Class B	Class	Class
One Year	7.20%	6.39%	7.42%	7.40%
Five Years	4.31%	3.56%	N/A	N/A
Ten Years, Since Inception**	4.13%	3.54%	1.63%	1.77%
			Advisor	Institutional
S.E.C. Standardized	Class A	Class B	Class	Class
One Year	1.01%	2.39%	7.42%	7.40%
Five Years	3.07%	3.21%	N/A	N/A
Ten Years or Since Inception**	3.51%	3.54%	1.63%	1.77%
S.E.C. 30-Day Yield***	0.98%	0.36%	1.10%	0.72%

The graph compares a $10,000 investment in the First Investors Minnesota Tax Exempt Fund (Class A shares) beginning 12/31/04 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

44

* Average Annual Total Return figures (for the periods ended 12/31/14) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 0.94%, 3.02% and 3.31%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 0.91%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 2.32%, 3.16% and 3.30%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 0.28%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 7.35% and 1.56%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 1.02%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 7.33% and 1.70%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 0.65%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

** The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).

*** The S.E.C. 30-Day Yield shown is for December 2014.

45

Portfolio of Investments
MINNESOTA TAX EXEMPT FUND
December 31, 2014

Principal
Amount	Security	Value
	MUNICIPAL BONDS—100.6%
	Airport—2.5%
$ 500M	Minneapolis & St. Paul Met. Arpts. Comm. Arprt. Revenue
	5% 1/1/2026	$ 541,010
	Appropriation—5.4%
1,000M	Minnesota St. Gen. Fund Rev. 5% 3/1/2029	1,174,660
	Education—13.0%
750M	Minnesota State Colleges & Univ. Rev. 5% 10/1/2031	857,505
	Minnesota State Higher Ed. Facs. Auth. Revenue:
500M	Carleton College 5% 1/1/2028	549,525
250M	Gustavus Adolfus College 5% 10/1/2031	280,710
500M	Macalester College 5% 6/1/2035	583,200
250M	University of St. Thomas 5.25% 4/1/2039	269,635
250M	University of Minnesota 5.25% 12/1/2030	296,665
		2,837,240
	Electric—8.9%
250M	Minnesota St. Municipal Pwr. Agy. Elec. Rev. 5.25% 10/1/2035	281,957
	Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Revenue:
500M	5% 1/1/2021	554,335
500M	5% 1/1/2026	553,400
500M	Southern Minnesota Municipal Pwr. Agy. Supply Sys.
	Rev. 5.25% 1/1/2030	559,205
		1,948,897
	General Obligation—26.4%
500M	Bemidji 5% 2/1/2028	565,105
500M	Dakota Cnty. Cmnty. Dev. Agy. 5% 1/1/2026	548,160
700M	Fairmont Ind. Sch. Dist. #2752, 5% 2/1/2026	793,926
500M	Fergus Falls Ind. Sch. Dist. #544, 5% 1/1/2024	555,745
	Hennepin County:
500M	5% 12/1/2025	541,910
250M	5% 12/1/2039	289,863
750M	Kasson & Mantorville Ind. Sch. Dist. #204, 5% 2/1/2024	825,818
500M	New Brighton 5% 2/1/2032	536,940
500M	Scott County 5% 12/1/2023	556,500
500M	St. Louis County 5% 12/1/2023	556,200
		5,770,167

46

Principal
Amount	Security	Value
	Health Care—19.1%
$ 500M	Center City Health Care Facs. Rev. 5% 11/1/2044	$ 559,270
	Minneapolis Health Care Sys. Revenue:
500M	5.5% 5/15/2017	502,130
500M	6.5% 11/15/2038	584,955
750M	Minnesota St. Agric. & Econ. Dev. Brd. Rev. Health Care
	5% 2/15/2030	826,695
	St. Cloud Health Care Revenue:
250M	5.125% 5/1/2030	280,908
500M	5.375% 5/1/2031	558,345
750M	St. Paul Hsg. & Redev. Auth. Health Care Rev. 5.25% 11/15/2029	857,040
		4,169,343
	Housing—5.0%
	Minnesota State Housing Finance Agency:
140M	Multi-Family Hsg. 5.05% 7/1/2034	147,786
	Rental Hsg. Revenue:
250M	5% 8/1/2030	269,850
300M	5.05% 8/1/2031	326,406
220M	5% 8/1/2033	241,455
115M	Single-Family Hsg. Rev. 5.9% 7/1/2028	119,605
		1,105,102
	Lease—5.5%
600M	Blue Earth Cnty. Econ. Dev. Lease Rev. 5% 12/1/2027	636,522
250M	Minnesota State Housing Finance Agency (Nonprofit Hsg. Rev.)
	5% 8/1/2031	284,060
250M	Minnetonka Indpt. Sch. Dist. #276 COP 5% 3/1/2029	283,638
		1,204,220
	Other Tax—9.5%
300M	Minneapolis Dev. Rev. Ltd. Tax Supported 6.25% 12/1/2030	362,622
1,000M	Minnesota State 911 Rev. 5% 6/1/2024	1,121,980
500M	Saint Paul Sales Tax Revenue 5% 11/1/2032	582,505
		2,067,107
	Pre-Refunded/Escrowed-to-Maturity—1.5%
300M	University of Minnesota 5.75% 7/1/2017	338,079

47

Portfolio of Investments (continued)
MINNESOTA TAX EXEMPT FUND
December 31, 2014

Principal
Amount	Security		Value
	State General Obligation—3.8%
	Minnesota State:
$ 500M	5% 6/1/2022		$ 566,010
245M	5% 8/1/2026		271,594
			837,604
Total Value of Municipal Bonds (cost $19,870,131)		100.6%	21,993,429
Excess of Liabilities Over Other Assets		(.6)	(137,552)
Net Assets		100.0%	$21,855,877

48	See notes to financial statements

Fund Expenses (unaudited)
NEW JERSEY TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(7/1/14)	(12/31/14)	(7/1/14–12/31/14)*
Class A Shares	0.96%
Actual		$1,000.00	$1,027.89	$4.91
Hypothetical**		$1,000.00	$1,020.37	$4.89
Class B Shares	1.75%
Actual		$1,000.00	$1,024.32	$8.93
Hypothetical**		$1,000.00	$1,016.39	$8.89
Advisor Class Shares	0.67%
Actual		$1,000.00	$1,029.26	$3.43
Hypothetical**		$1,000.00	$1,021.83	$3.41
Institutional Class Shares	0.65%
Actual		$1,000.00	$1,028.38	$3.32
Hypothetical**		$1,000.00	$1,021.93	$3.31

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2014, and are based on the total value of investments.

49

Cumulative Performance Information (unaudited)
NEW JERSEY TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors New Jersey Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

		Average Annual Total Returns*
			Advisor	Institutional
N.A.V. Only	Class A	Class B	Class	Class
One Year	8.78%	8.04%	9.04%	8.83%
Five Years	4.26%	3.50%	N/A	N/A
Ten Years, Since Inception**	4.13%	3.54%	1.43%	1.56%
			Advisor	Institutional
S.E.C. Standardized	Class A	Class B	Class	Class
One Year	2.51%	4.04%	9.04%	8.83%
Five Years	3.04%	3.15%	N/A	N/A
Ten Years or Since Inception**	3.52%	3.54%	1.43%	1.56%
S.E.C. 30-Day Yield***	1.39%	0.71%	1.69%	1.00%

The graph compares a $10,000 investment in the First Investors New Jersey Tax Exempt Fund (Class A shares) beginning 12/31/04 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

50

* Average Annual Total Return figures (for the periods ended 12/31/14) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 2.44%, 2.98% and 3.44%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 1.32%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 3.97%, 3.10% and 3.45%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 0.63%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 8.97% and 1.35%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 1.61%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 8.76% and 1.48%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 0.93%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

** The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).

*** The S.E.C. 30-Day Yield shown is for December 2014.

51

Portfolio of Investments
NEW JERSEY TAX EXEMPT FUND
December 31, 2014

Principal
Amount	Security	Value
	MUNICIPAL BONDS—98.4%
	Appropriation—16.0%
$1,000M	Garden St. Preservation Tr. Open Space & Farmland
	5.75% 11/1/2028	$ 1,273,370
1,000M	New Jersey Economic Dev. Auth. Rev. 5.5% 12/15/2029	1,115,680
	New Jersey State Health Care Facs. Fing. Authority Rev.
	Hospital Asset Transformation Program:
1,000M	5% 10/1/2028	1,107,260
1,000M	5.75% 10/1/2031	1,146,840
	New Jersey St. Trans. Trust Fund Auth. Trans. Sys. Revenue:
1,000M	5.5% 12/15/2020	1,179,200
1,000M	5.25% 6/15/2036	1,100,620
1,000M	5.5% 12/15/2038	1,140,320
		8,063,290
	Education—13.5%
	New Jersey Educational Facilities Auth. Revenue:
1,000M	Montclair St. University 5% 7/1/2039	1,160,230
1,000M	New Jersey City Univ. 5% 7/1/2028	1,115,880
1,000M	Princeton University 5% 7/1/2034	1,136,360
	Rowan University:
1,000M	5% 7/1/2025	1,121,690
1,000M	5% 7/1/2026	1,119,510
1,000M	New Jersey State Higher Education Assistance Auth. Loan Rev.
	5.625% 6/1/2030	1,128,100
		6,781,770
	General Obligation—23.0%
1,750M	Atlantic City Board of Education 6.1% 12/1/2015	1,839,075
1,000M	Bayonne 5.25% 7/1/2027	1,130,090
1,000M	Bergen County Impt. Auth. 5% 2/15/2039	1,166,800
1,000M	Cumberland County Impt. Auth. Rev. Solid Waste Sys.
	5.125% 1/1/2025	1,080,750
1,000M	Elizabeth 5.25% 4/15/2027	1,154,270
1,000M	Essex County Impt. Authority Rev. 5.5% 10/1/2027	1,308,510
1,000M	Hudson County Impt. Authority Pkg. Rev. 5.125% 1/1/2034	1,119,350
1,000M	Jersey City 5% 1/15/2026	1,119,020
1,000M	Monmouth County Impt. Auth. Rev. 5% 1/15/2029	1,150,500
415M	Montclair Twp. 5% 1/1/2037	479,155
		11,547,520

52

Principal
Amount	Security	Value
	Health Care—6.6%
	New Jersey State Health Care Facs. Fing. Authority Revenue:
$2,000M	Hackensack Univ. Med. Ctr. 5.25% 1/1/2031	$ 2,192,940
1,000M	Virtua Health 5.5% 7/1/2038	1,113,640
		3,306,580
	Housing—6.6%
925M	New Jersey State Hsg. & Mtg. Fin. Agy. Rev.
	6.375% 10/1/2028	962,721
2,000M	Newark Hsg. Auth. Rev. (South Ward Police Facility)
	6.75% 12/1/2038	2,359,180
		3,321,901
	Industrial Development Revenue/Pollution Control
	Revenue—4.0%
1,665M	Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021	2,035,213
	Lease—6.9%
1,000M	Hudson County Impt. Authority Lease Rev. 5.375% 10/1/2024	1,213,570
	New Jersey State COP Equip. Lease Purchase Revenue:
1,000M	5.25% 6/15/2027	1,118,440
1,000M	5.25% 6/15/2028	1,120,910
		3,452,920
	Other Tax—1.6%
710M	New Jersey Environmental Infrastructure Trust 5% 9/1/2027	801,831
	Pre-Refunded/Escrowed-to-Maturity—6.5%
1,010M	Atlantic County Impt. Auth. Lux. Tax 7.4% 7/1/2016	1,071,802
1,000M	Cape May County Bridge Commission 5% 6/1/2015 (a)	1,020,470
1,000M	Middlesex County Impt. Auth. Lease Rev. 5% 12/15/2018 (a)	1,152,420
		3,244,692
	State General Obligation—2.0%
1,000M	Puerto Rico Commonwealth 6% 7/1/2028	1,019,730

53

Portfolio of Investments (continued)
NEW JERSEY TAX EXEMPT FUND
December 31, 2014

Principal
Amount	Security	Value
	Toll & Turnpike—7.1%
$1,100M	Delaware River Port Authority of Pennsylvania & New Jersey
	5% 1/1/2030	$ 1,291,829
	New Jersey St. Turnpike Auth. Revenue:
1,000M	5% 1/1/2029	1,149,360
1,000M	5% 1/1/2031	1,120,060
		3,561,249
	Transportation—2.3%
1,000M	Port Authority of New York & New Jersey 5% 10/15/2031	1,148,980
	Water/Sewer—2.3%
1,000M	Passaic Valley Wtr. Commission 5% 12/15/2029	1,170,550
Total Value of Municipal Bonds (cost $44,324,066)	98.4%	49,456,226
Other Assets, Less Liabilities	1.6	819,061
Net Assets	100.0%	$50,275,287

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

54	See notes to financial statements

Fund Expenses (unaudited)
NEW YORK TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(7/1/14)	(12/31/14)	(7/1/14–12/31/14)*
Class A Shares	0.93%
Actual		$1,000.00	$1,029.21	$4.76
Hypothetical**		$1,000.00	$1,020.52	$4.74
Class B Shares	1.65%
Actual		$1,000.00	$1,025.65	$8.42
Hypothetical**		$1,000.00	$1,016.89	$8.39
Advisor Class Shares	0.64%
Actual		$1,000.00	$1,031.09	$3.28
Hypothetical**		$1,000.00	$1,021.98	$3.26
Institutional Class Shares	0.61%
Actual		$1,000.00	$1,029.59	$3.12
Hypothetical**		$1,000.00	$1,022.13	$3.11

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2014, and are based on the total value of investments.

55

Cumulative Performance Information (unaudited)
NEW YORK TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors New York Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

		Average Annual Total Returns*
			Advisor	Institutional
N.A.V. Only	Class A	Class B	Class	Class
One Year	8.96%	8.21%	9.13%	9.09%
Five Years	4.47%	3.74%	N/A	N/A
Ten Years, Since Inception**	4.06%	3.47%	1.92%	2.12%
			Advisor	Institutional
S.E.C. Standardized	Class A	Class B	Class	Class
One Year	2.71%	4.21%	9.13%	9.09%
Five Years	3.24%	3.39%	N/A	N/A
Ten Years or Since Inception**	3.45%	3.47%	1.92%	2.12%
S.E.C. 30-Day Yield***	1.37%	0.75%	1.60%	1.03%

The graph compares a $10,000 investment in the First Investors New York Tax Exempt Fund (Class A shares) beginning 12/31/04 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

56

* Average Annual Total Return figures (for the periods ended 12/31/14) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 2.64%, 3.19% and 3.39%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 1.30%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 4.14%, 3.35% and 3.42%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 0.68%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 9.06% and 1.85%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 1.52%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 9.02% and 2.04%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 0.96%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

** The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).

*** The S.E.C. 30-Day Yield shown is for December 2014.

57

Portfolio of Investments
NEW YORK TAX EXEMPT FUND
December 31, 2014

Principal
Amount	Security	Value
	MUNICIPAL BONDS—99.5%
	Appropriation—8.4%
$2,000M	Hudson Yards Infra. Corp. Rev. 5.75% 2/15/2047	$ 2,314,760
1,000M	New York City Transitional Fin. Auth. Bldg. Aid Rev.
	5% 7/15/2033	1,156,300
	New York State Dormitory Authority Revenue:
3,000M	City University 6% 7/1/2020	3,540,660
1,000M	Mental Health Services 5% 2/15/2033	1,110,430
1,500M	State University 5.25% 5/15/2021	1,795,575
2,600M	Syracuse Indl. Dev. Agy. Sch. Fac. Rev. 5% 5/1/2027	2,987,504
		12,905,229
	Education—15.4%
500M	Albany Indl. Dev. Agy. Civic Fac. Rev. 5.5% 5/1/2032	567,285
1,000M	Canton Capital Resource Corp. Student Hsg. Fac. Rev.
	5% 5/1/2030	1,106,580
	New York State Dormitory Authority Revenue:
2,350M	Colgate University 6% 7/1/2021	2,753,401
1,000M	Columbia University 5% 10/1/2041	1,150,470
3,000M	Cornell University 5% 7/1/2040	3,422,100
1,000M	Fordham University 5% 7/1/2028	1,156,070
	New York University:
1,610M	6% 7/1/2018	1,883,475
2,000M	5% 7/1/2030	2,348,120
1,000M	5% 7/1/2037	1,155,980
1,200M	Pratt Institute 5% 7/1/2034	1,293,252
500M	Skidmore College 5% 7/1/2027	579,780
1,000M	St. John’s University 5% 7/1/2024	1,101,280
3,500M	The New School 5.5% 7/1/2043	4,022,900
1,000M	Onondaga County Cultural Resource Rev. 5% 12/1/2030	1,181,600
		23,722,293
	Electric—4.6%
	Long Island Power Auth. Elec. Revenue:
5,000M	5.5% 5/1/2033	5,798,450
1,200M	5% 9/1/2044	1,345,968
		7,144,418

58

Principal
Amount	Security	Value
	General Obligation—16.2%
$5,000M	Erie County Indl. Dev. Agy. 5.75% 5/1/2026	$ 5,553,200
1,000M	Monroe County 5% 6/1/2029	1,107,210
4,465M	Nassau County 5% 10/1/2029	4,974,367
	New York State Dormitory Authority Revenue:
5,520M	Albany Public Library 5% 7/1/2030	5,761,666
1,000M	Master Boces Program 5% 8/15/2028	1,124,000
	School Districts Financing Program:
1,000M	Albany 5% 10/1/2031	1,128,610
3,400M	Croton Hudson 5.625% 10/1/2029	3,956,988
1,300M	Niagara Falls Public Improvement 7.5% 3/1/2015	1,314,287
		24,920,328
	Health Care—1.7%
625M	Dutchess Cnty. Indl. Dev. Agy. Civic Fac. Rev. 5.5% 4/1/2030	728,638
	New York State Dormitory Authority Revenue (NYSARC):
1,140M	5% 7/1/2025	1,309,928
500M	6% 7/1/2036	572,555
		2,611,121
	Housing—2.1%
1,000M	Buffalo & Erie Cnty. Indl. Dev. Corp. Rev. 6% 10/1/2031	1,185,090
1,840M	New York City Hsg. Dev. Corp. Rev. (Multi-Family Hsg. Rev.)
	5% 11/1/2026	2,026,760
		3,211,850
	Lease—3.8%
	New York City Indl. Dev. Agy. Revenue:
1,250M	Queens Baseball Stadium Pilot 6.125% 1/1/2029	1,439,725
1,000M	Yankee Stadium Pilot 7% 3/1/2049	1,209,180
2,500M	New York State Dormitory Authority Rev. (Court Facs. Lease)
	5.5% 5/15/2027	3,242,400
		5,891,305

59

Portfolio of Investments (continued)
NEW YORK TAX EXEMPT FUND
December 31, 2014

Principal
Amount	Security	Value
	Other Tax—20.7%
$5,000M	JPMorgan Chase Putters 7.924% 12/15/2024 (a)	$ 6,314,200
1,000M	Metropolitan Trans. Auth. Dedicated Tax Fund Rev.
	5% 11/15/2029	1,192,660
	New York City Transitional Fin. Auth. Revenue:
2,500M	5% 2/1/2028	2,907,650
1,000M	5% 11/1/2033	1,148,010
3,000M	5% 11/1/2038	3,418,800
	New York State Dormitory Authority Revenue:
	Personal Income Tax Revenue:
2,500M	5% 3/15/2026	2,866,275
3,000M	5.75% 3/15/2036	3,482,430
	Sales Tax Revenue:
2,000M	5% 3/15/2029	2,397,500
5,100M	5% 3/15/2038	5,960,669
2,000M	New York State Urban Corp. Dev. Corp. Rev. 5% 12/15/2027	2,217,460
		31,905,654
	Pre-Refunded/Escrowed-to-Maturity—9.9%
3,000M	Nassau Cnty. Swr. & Storm Wtr. Fin. Auth. 5.375% 11/1/2018 (b)	3,494,940
1,000M	New York City Hsg. Dev. Corp. Rev. 5% 7/1/2015 (b)	1,023,750
235M	New York State Dormitory Authority Rev. (Judicial Facs. Lease)
	7.375% 7/1/2016	250,524
5,000M	New York State Thruway Auth. 5% 7/1/2015 (b)	5,116,950
5,000M	Suffolk County Water Auth. Rev. 6% 6/1/2017	5,381,300
		15,267,464
	Transportation—10.4%
	Metropolitan Trans. Auth. New York Revenue:
5,000M	5% 11/15/2029	5,771,350
1,000M	5% 11/15/2031	1,072,210
3,110M	New York State Thruway Authority Rev.
	Highway & Bridge Trust Fund Auth. 5% 4/1/2027	3,456,863
5,000M	Port Authority of New York & New Jersey 5% 10/15/2031	5,744,900
		16,045,323

60

Principal
Amount	Security		Value
	Water/Sewer—6.3%
	New York City Muni. Wtr. Fin. Auth. Revenue:
$2,750M	6% 6/15/2021		$ 3,475,230
2,000M	5% 6/15/2032		2,299,040
1,000M	5% 6/15/2036		1,164,920
1,000M	5% 6/15/2043		1,118,750
1,500M	Upper Mohawk Valley Regl. Fin. Auth. 6.25% 4/1/2029		1,732,785
			9,790,725
Total Value of Municipal Bonds (cost $136,070,327)		99.5%	153,415,710
Other Assets, Less Liabilities		.5	839,965
Net Assets		100.0%	$154,255,675

(a)	Inverse floating rate securities (see Note 1F). Interest rates are determined and reset periodically and are the rates in effect at December 31, 2014.
(b)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements	61

Fund Expenses (unaudited)
NORTH CAROLINA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(7/1/14)	(12/31/14)	(7/1/14–12/31/14)*
Class A Shares	1.02%
Actual		$1,000.00	$1,024.80	$5.21
Hypothetical**		$1,000.00	$1,020.07	$5.19
Class B Shares	1.74%
Actual		$1,000.00	$1,021.32	$8.87
Hypothetical**		$1,000.00	$1,016.44	$8.84
Advisor Class Shares	0.72%
Actual		$1,000.00	$1,026.62	$3.68
Hypothetical**		$1,000.00	$1,021.58	$3.67
Institutional Class Shares	0.71%
Actual		$1,000.00	$1,025.80	$3.63
Hypothetical**		$1,000.00	$1,021.63	$3.62

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2014, and are based on the total value of investments.

62

Cumulative Performance Information (unaudited)
NORTH CAROLINA TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors North Carolina Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

		Average Annual Total Returns*
			Advisor	Institutional
N.A.V. Only	Class A	Class B	Class	Class
One Year	8.22%	7.40%	8.43%	8.34%
Five Years	4.33%	3.57%	N/A	N/A
Ten Years, Since Inception**	4.25%	3.66%	1.52%	1.56%
			Advisor	Institutional
S.E.C. Standardized	Class A	Class B	Class	Class
One Year	2.00%	3.40%	8.43%	8.34%
Five Years	3.10%	3.22%	N/A	N/A
Ten Years or Since Inception**	3.63%	3.66%	1.52%	1.56%
S.E.C. 30-Day Yield***	1.05%	0.43%	1.36%	0.59%

The graph compares a $10,000 investment in the First Investors North Carolina Tax Exempt Fund (Class A shares) beginning 12/31/04 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

63

Cumulative Performance Information (unaudited) (continued)
NORTH CAROLINA TAX EXEMPT FUND

* Average Annual Total Return figures (for the periods ended 12/31/14) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 1.93%, 3.05% and 3.48%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 0.97%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 3.33%, 3.18% and 3.48%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 0.35%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 8.36% and 1.44%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 1.28%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 8.27% and 1.49%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 0.52%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

** The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).

*** The S.E.C. 30-Day Yield shown is for December 2014.

64

Portfolio of Investments
NORTH CAROLINA TAX EXEMPT FUND
December 31, 2014

Principal
Amount	Security	Value
	MUNICIPAL BONDS—99.5%
	Combined Utility—11.3%
$1,000M	Concord Utilities Sys. Rev. 5% 12/1/2027	$ 1,121,890
1,000M	Raleigh Comb. Enterprise Sys. Rev. 5% 3/1/2030	1,152,200
		2,274,090
	Education—5.6%
1,000M	University of North Carolina Sys. Pool Rev. 5% 10/1/2025	1,122,530
	Electric—4.5%
835M	North Carolina Eastern Municipal Power Agency Rev.
	6% 1/1/2019	899,621
	Health Care—16.6%
1,000M	Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.
	5.25% 1/15/2034	1,118,450
1,000M	Nash Health Care Sys. Rev. 5.5% 11/1/2026	1,111,490
1,000M	New Hanover Cnty. Hosp. Rev. 5% 10/1/2027	1,110,090
		3,340,030
	Lease—36.2%
	Cabarrus County Certificate of Participation:
1,000M	Cnty. Jail Lease 5.25% 6/1/2027	1,124,240
1,000M	Installment Fing. Contract 5% 1/1/2029	1,128,540
1,000M	Charlotte COP 5% 6/1/2029	1,116,810
1,000M	Durham County COP 5% 6/1/2027	1,141,620
500M	Harnett County COP 5% 6/1/2027	551,810
1,000M	Monroe COP 5.5% 3/1/2034	1,102,760
1,000M	Salisbury COP 5.625% 3/1/2026	1,130,140
		7,295,920
	Pre-Refunded/Escrowed-to-Maturity—5.7%
1,000M	Lincoln County 5.5% 6/1/2018 (a)	1,155,640
	Toll & Turnpike—5.6%
1,000M	North Carolina Tpk. Auth. Rev. 5.375% 1/1/2026	1,133,860

65

Portfolio of Investments (continued)
NORTH CAROLINA TAX EXEMPT FUND
December 31, 2014

Principal
Amount	Security	Value
	Water/Sewer—14.0%
$1,000M	Buncombe County Enterprise Sys. Rev. 5% 7/1/2034	$ 1,136,820
465M	Dare County Utilities Sys. Rev. 5% 2/1/2031	524,204
1,000M	Oak Island Enterprise Sys. Wastewater Rev. 6% 6/1/2034	1,170,700
		2,831,724
Total Market Value of Municipal Bonds (cost $17,752,710)	99.5%	20,053,415
Other Assets, Less Liabilities	.5	101,997
Net Assets	100.0%	$20,155,412

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

Summary of Abbreviations:
COP	Certificate of Participation

66	See notes to financial statements

Fund Expenses (unaudited)
OHIO TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(7/1/14)	(12/31/14)	(7/1/14–12/31/14)*
Class A Shares	1.01%
Actual		$1,000.00	$1,035.47	$5.18
Hypothetical**		$1,000.00	$1,020.12	$5.14
Class B Shares	1.88%
Actual		$1,000.00	$1,030.91	$9.62
Hypothetical**		$1,000.00	$1,015.73	$9.55
Advisor Class Shares	0.91%
Actual		$1,000.00	$1,033.11	$4.66
Hypothetical**		$1,000.00	$1,020.62	$4.63
Institutional Class Shares	0.70%
Actual		$1,000.00	$1,037.02	$3.59
Hypothetical**		$1,000.00	$1,021.68	$3.57

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2014, and are based on the total value of investments.

67

Cumulative Performance Information (unaudited)
OHIO TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Ohio Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

		Average Annual Total Returns*
			Advisor	Institutional
N.A.V. Only	Class A	Class B	Class	Class
One Year	10.04%	9.03%	9.71%	10.20%
Five Years	4.35%	3.57%	N/A	N/A
Ten Years, Since Inception**	4.12%	3.53%	2.13%	2.55%
			Advisor	Institutional
S.E.C. Standardized	Class A	Class B	Class	Class
One Year	3.68%	5.03%	9.71%	10.20%
Five Years	3.13%	3.22%	N/A	N/A
Ten Years or Since Inception**	3.50%	3.53%	2.13%	2.55%
S.E.C. 30-Day Yield***	1.18%	0.46%	1.40%	0.76%

The graph compares a $10,000 investment in the First Investors Ohio Tax Exempt Fund (Class A shares) beginning 12/31/04 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

68

* Average Annual Total Return figures (for the periods ended 12/31/14) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 3.60%, 3.08% and 3.35%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 1.11%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 4.96%, 3.18% and 3.35%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 0.39%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 9.64% and 2.06%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 1.34%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 10.13% and 2.48%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 0.64%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

** The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).

*** The S.E.C. 30-Day Yield shown is for December 2014.

69

Portfolio of Investments
OHIO TAX EXEMPT FUND
December 31, 2014

Principal
Amount	Security	Value
	MUNICIPAL BONDS—99.3%
	Education—17.8%
$ 500M	Kent State University General Receipts 5% 5/1/2042	$ 552,030
500M	Ohio St. Higher Educational Fac. Rev. (Univ. Dayton Proj.)
	5.375% 12/1/2030	576,605
1,000M	University of Akron General Receipts 5% 1/1/2028	1,136,710
500M	University of Cincinnati 5% 6/1/2035	585,920
1,000M	Youngstown State University General Receipts 5.25% 12/15/2029	1,119,110
		3,970,375
	Electric—2.6%
500M	American Mun. Power Rev. (Prairie State Energy Campus)
	5.375% 2/15/2028	584,315
	General Obligation—28.6%
200M	Adams County Valley Local School District 7% 12/1/2015	210,646
1,000M	Beavercreek County School District 5% 12/1/2029	1,133,490
500M	Defiance City School District 5% 12/1/2039	567,540
1,000M	Franklin County 5% 12/1/2031	1,098,870
500M	Jefferson County Jail Construction 5.75% 12/1/2019	554,995
1,000M	Lebanon City School District 5.25% 12/1/2043	1,142,710
500M	Madison Local School District Richland County 5% 12/1/2034	558,465
1,000M	Wapakoneta City School District 5% 12/1/2025	1,120,200
		6,386,916
	Health Care—12.6%
500M	Franklin County Hospital Facs. Rev. 5% 5/15/2030	578,140
1,000M	Montgomery County Rev. 5.5% 5/1/2034	1,141,230
1,000M	Ohio St. Higher Educational Fac. Rev. 5.25% 1/1/2033	1,102,010
		2,821,380
	Housing—1.3%
285M	Ohio State Hsg. Fin. Agy. Residential Mtg. Revenue
	6.125% 9/1/2028	298,523
	Lease—5.2%
1,000M	Ohio State Capital Facs. Lease Rev. 5% 4/1/2027	1,165,040
	Other Revenue—5.2%
1,000M	Summit County Port Auth. Rev. 5.375% 12/1/2030	1,153,210

70

Principal
Amount	Security		Value
	Pre-Refunded/Escrowed-to-Maturity—8.6%
	Richland County Correctional Facs. Improvement:
$ 400M	6% 12/1/2018 (a)		$ 476,168
250M	6.125% 12/1/2018 (a)		298,803
1,000M	St. Mary’s City School District 5% 12/1/2018 (a)		1,137,030
			1,912,001
	State General Obligation—5.0%
1,000M	Ohio State 5.375% 9/1/2028		1,126,900
	Toll & Turnpike—2.1%
400M	Ohio State Turnpike Commission 5% 2/15/2028		460,228
	Water/Sewer—10.3%
1,000M	Northeast Regional Swr. District Rev. 5% 11/15/2038		1,150,660
1,000M	Toledo Waterworks Rev. 5% 11/15/2038		1,141,110
			2,291,770
Total Value of Municipal Bonds (cost $20,001,513)		99.3%	22,170,658
Other Assets, Less Liabilities		.7	159,127
Net Assets		100.0%	$22,329,785

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements	71

Fund Expenses (unaudited)
OREGON TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(7/1/14)	(12/31/14)	(7/1/14–12/31/14)*
Class A Shares	0.97%
Actual		$1,000.00	$1,026.64	$4.95
Hypothetical**		$1,000.00	$1,020.32	$4.94
Class B Shares	1.75%
Actual		$1,000.00	$1,022.41	$8.92
Hypothetical**		$1,000.00	$1,016.39	$8.89
Advisor Class Shares	0.66%
Actual		$1,000.00	$1,027.98	$3.37
Hypothetical**		$1,000.00	$1,021.88	$3.36
Institutional Class Shares	0.65%
Actual		$1,000.00	$1,027.13	$3.32
Hypothetical**		$1,000.00	$1,021.93	$3.31

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2014, and are based on the total value of investments.

72

Cumulative Performance Information (unaudited)
OREGON TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Oregon Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

		Average Annual Total Returns*
			Advisor	Institutional
N.A.V. Only	Class A	Class B	Class	Class
One Year	9.06%	8.25%	9.24%	9.21%
Five Years	4.29%	3.53%	N/A	N/A
Ten Years, Since Inception**	4.18%	3.59%	1.12%	1.33%
			Advisor	Institutional
S.E.C. Standardized	Class A	Class B	Class	Class
One Year	2.79%	4.25%	9.24%	9.21%
Five Years	3.06%	3.18%	N/A	N/A
Ten Years or Since Inception**	3.56%	3.59%	1.12%	1.33%
S.E.C. 30-Day Yield***	1.07%	0.40%	1.41%	0.69%

The graph compares a $10,000 investment in the First Investors Oregon Tax Exempt Fund (Class A shares) beginning 12/31/04 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

73

Cumulative Performance Information (unaudited) (continued)
OREGON TAX EXEMPT FUND

* Average Annual Total Return figures (for the periods ended 12/31/14) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 2.72%, 3.01% and 3.45%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 1.00%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 4.18%, 3.14% and 3.46%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 0.33%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 9.17% and 1.05%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 1.34%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 9.14% and 1.26%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 0.62%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

** The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).

*** The S.E.C. 30-Day Yield shown is for December 2014.

74

Portfolio of Investments
OREGON TAX EXEMPT FUND
December 31, 2014

Principal
Amount	Security	Value
	MUNICIPAL BONDS—97.7%
	Airport—2.2%
$1,000M	Port of Portland Airport Rev. 5% 7/1/2029	$ 1,100,580
	Appropriation—1.3%
565M	Home Forward Multi-Family Hsg. Rev. 5% 1/1/2029	649,462
	Education—2.3%
1,000M	Oregon State Facs. Auth. Rev. (Reed College) 5% 7/1/2029	1,151,030
	Electric—4.5%
2,000M	Eugene Electric Util. Rev. 5% 8/1/2038	2,280,380
	General Obligation—38.2%
	Beaverton School District #48J:
750M	5% 6/1/2031	851,198
1,500M	5.125% 6/1/2036	1,707,585
1,000M	Central Oregon Community College District 5% 6/15/2030	1,150,330
1,000M	Clackamas Community College District 5% 5/1/2024	1,059,580
1,000M	Clackamas County School District #7J, 5.25% 6/1/2021	1,218,740
500M	Clackamas County School District #62C, 5% 6/1/2039	571,570
	Clackamas & Washington Cntys. Sch. District #3:
500M	5% 6/15/2030	572,730
500M	5% 6/15/2032	570,670
	Jackson County School District #549C:
1,000M	5% 12/15/2027	1,108,110
1,000M	5% 6/15/2030	1,107,530
1,000M	Linn County School District #55, 5.5% 6/15/2027	1,329,090
1,000M	Multnomah County School District #3, 5% 6/30/2035	1,165,230
1,225M	Newport Zero Coupon 6/1/2029	765,821
1,000M	Polk Marion & Benton Cntys. School District #13J, 5% 6/15/2027	1,142,460
500M	Redmond Terminal Expansion Project 5% 6/1/2034	538,170
1,500M	Salem 5% 6/1/2028	1,708,440
1,000M	Umatilla County School District #16, 5% 6/15/2033	1,190,330
600M	Washington and Clackamas Cntys. School District #23,
	5.25% 6/1/2016	641,670
1,000M	Washington County School District #15 Zero Coupon 6/15/2023	824,370
		19,223,624

75

Portfolio of Investments (continued)
OREGON TAX EXEMPT FUND
December 31, 2014

Principal
Amount	Security	Value
	Health Care—9.0%
$1,000M	Deschutes County Hosp. Facs. Rev. 5.375% 1/1/2035	$ 1,073,150
1,000M	Medford Hosp. Facs. Auth. Rev. 5.5% 8/15/2028	1,158,400
500M	Ontario Hosp. Facs. Auth. Rev. 5% 12/1/2037	558,570
1,500M	Oregon State Health Sciences Univ. Rev. 5% 7/1/2032	1,730,070
		4,520,190
	Housing—.8%
390M	Oregon State Hsg. & Cmnty. Svcs. Dept. Mtg. Rev.
	5.35% 7/1/2030	412,074
	Industrial Development Revenue/Pollution Control
	Revenue—1.1%
500M	Port Morrow Pollution Ctl. Rev. 5% 5/1/2033	551,595
	Lease—3.0%
	Puerto Rico Pub. Bldgs. Auth. Govt. Facs. Revenue:
1,000M	5.25% 7/1/2027	1,013,980
500M	6% 7/1/2028	510,330
		1,524,310
	Other Tax—5.7%
1,000M	Oregon State Admin. Svcs. Lottery Rev. 5% 4/1/2026	1,120,110
500M	Portland Urban Renewal & Redevelopment 5.25% 6/15/2030	561,670
1,000M	Tri-County Met. Trans. Dist. 5% 9/1/2031	1,179,900
		2,861,680
	Pre-Refunded/Escrowed-to-Maturity—13.2%
1,000M	Chemeketa Community College District 5% 6/15/2018 (a)	1,139,360
1,000M	Deschutes & Jefferson Cntys. School District #2J, 6% 6/15/2018 (a)	1,173,310
2,000M	Oregon State Department Trans. Hwy. User Tax Rev.
	5% 11/15./2016 (a)	2,170,140
1,000M	Tillamook & Yamhill Cntys. School District #101,
	5% 6/15/2015 (a)	1,022,200
1,000M	Yamhill County School District #40, 5% 6/15/2017 (a)	1,107,450
		6,612,460
	State General Obligation—2.1%
1,000M	Puerto Rico Commonwealth 5.375% 7/1/2025	1,033,190

76

Principal
Amount	Security		Value
	Water/Sewer—14.3%
$ 500M	Hermiston Wtr. & Swr. Sys. 5% 11/1/2034		$ 587,620
750M	Lane Cnty. Met. Wastewater 5.25% 11/1/2028		846,690
	Portland Sewer System Revenue:
1,000M	4.75% 6/15/2025		1,113,550
1,000M	5% 6/15/2027		1,063,220
500M	Portland Water Sys. Rev. 5% 5/1/2034		566,360
500M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev.
	5% 7/1/2028		502,835
2,195M	Tigard Water Sys. Rev. 5% 8/1/2031		2,531,735
			7,212,010
Total Value of Municipal Bonds (cost $44,182,613)			49,132,585
	SHORT-TERM TAX EXEMPT INVESTMENTS—1.0%
500M	Oregon State Facs. Auth. Rev.
	Adjustable Rate Note .27% (b) (cost $500,000)		500,000
Total Value of Municipal Investments (cost $44,682,613)		98.7%	49,632,585
Other Assets, Less Liabilities		1.3	660,796
Net Assets		100.0%	$50,293,381

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
(b)	Interest rate is determined and reset periodically by the issuer and is the rate in effect at
December 31, 2014.

See notes to financial statements	77

Fund Expenses (unaudited)
PENNSYLVANIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(7/1/14)	(12/31/14)	(7/1/14–12/31/14)*
Class A Shares	0.97%
Actual		$1,000.00	$1,031.33	$4.97
Hypothetical**		$1,000.00	$1,020.32	$4.94
Class B Shares	1.79%
Actual		$1,000.00	$1,027.29	$9.15
Hypothetical**		$1,000.00	$1,016.19	$9.10
Advisor Class Shares	0.71%
Actual		$1,000.00	$1,033.11	$3.64
Hypothetical**		$1,000.00	$1,021.63	$3.62
Institutional Class Shares	0.66%
Actual		$1,000.00	$1,030.75	$3.38
Hypothetical**		$1,000.00	$1,021.88	$3.36

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2014, and are based on the total value of investments.

78

Cumulative Performance Information (unaudited)
PENNSYLVANIA TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Pennsylvania Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

		Average Annual Total Returns*
			Advisor	Institutional
N.A.V. Only	Class A	Class B	Class	Class
One Year	9.65%	8.79%	9.86%	9.60%
Five Years	4.91%	4.15%	N/A	N/A
Ten Years, Since Inception**	4.43%	3.84%	2.33%	2.28%
			Advisor	Institutional
S.E.C. Standardized	Class A	Class B	Class	Class
One Year	3.34%	4.79%	9.86%	9.60%
Five Years	3.68%	3.81%	N/A	N/A
Ten Years or Since Inception**	3.81%	3.84%	2.33%	2.28%
S.E.C. 30-Day Yield***	1.14%	0.45%	1.32%	0.65%

The graph compares a $10,000 investment in the First Investors Pennsylvania Tax Exempt Fund (Class A shares) beginning 12/31/04 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

79

Cumulative Performance Information (unaudited) (continued)
PENNSYLVANIA TAX EXEMPT FUND

* Average Annual Total Return figures (for the periods ended 12/31/14) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 3.26%, 3.63% and 3.72%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 1.07%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 4.72%, 3.76% and 3.73%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 0.38%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 9.79% and 2.26%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 1.24%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 9.53% and 2.21%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 0.59%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

** The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).

*** The S.E.C. 30-Day Yield shown is for December 2014.

80

Portfolio of Investments
PENNSYLVANIA TAX EXEMPT FUND
December 31, 2014

Principal
Amount	Security	Value
	MUNICIPAL BONDS—98.9%
	Airport—3.0%
$1,000M	Philadelphia Airport Rev. 5.375% 6/15/2029	$ 1,094,680
	Appropriation—3.0%
1,000M	Commonwealth Financing Auth. Rev. 5% 6/1/2031	1,114,220
	Education—7.7%
1,000M	Northampton Cnty. Auth. Rev. 5.5% 11/15/2033	1,139,490
1,000M	Pennsylvania St. Higher Ed. Facs. Auth. Rev. 5% 4/1/2035	1,116,630
500M	State Pub. Sch. Bldg. 5.5% 3/1/2031	584,745
		2,840,865
	General Obligation—36.1%
955M	Beaver County 5.55% 11/15/2031	1,060,079
1,000M	Centennial Bucks County School District 5.125% 12/15/2032	1,134,670
1,000M	Daniel Boone Area School District 5% 8/15/2029	1,108,980
1,000M	East Stroudsburg Area School District 5% 9/1/2029	1,100,880
1,000M	Easton Area School District 5.2% 4/1/2028	1,110,040
1,000M	Erie Parking Auth. Facs. Rev. 5.2% 9/1/2035	1,115,200
1,000M	Methacton School District 6.375% 3/1/2024	1,162,330
1,000M	Penn Delco School District 5% 6/1/2034	1,152,990
980M	Philadelphia School District 6% 9/1/2038	1,105,597
1,000M	Reading 6.25% 11/1/2033	1,110,110
1,000M	Scranton School District 5% 7/15/2027	1,074,730
1,000M	West Mifflin Area School District 5.375% 4/1/2028	1,120,640
		13,356,246
	Health Care—15.2%
1,000M	Allegheny County Hosp. Dev. Auth. Rev. 5.375% 8/15/2029	1,145,590
1,000M	Central Bradford Progress Auth. Hosp. Rev. 5.5% 12/1/2031	1,184,910
1,000M	Geisinger Auth. Hlth. Systems Rev. 5.125% 6/1/2034	1,097,460
1,000M	Penn. St. Higher Educ. Facs. Auth. Hlth. Rev. 5.5% 8/15/2018	1,153,800
500M	Philadelphia Hosp. & Higher Educ. Facs. Rev. 5% 7/1/2032	566,705
430M	Southcentral Gen. Auth. Rev. 6% 6/1/2025	481,750
		5,630,215
	Other Tax—4.7%
1,000M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024	1,175,170
500M	Pittsburgh & Allegheny Cnty. Regl. Asset Dist. 5% 2/1/2031	563,365
		1,738,535

81

Portfolio of Investments (continued)
PENNSYLVANIA TAX EXEMPT FUND
December 31, 2014

Principal
Amount	Security	Value
	Pre-Refunded/Escrowed-to-Maturity—6.2%
$ 500M	Boyertown Area School District 5% 4/1/2015 (a)	$ 506,105
1,000M	Philadelphia 7% 7/15/2016 (a)	1,100,790
570M	Southcentral Gen. Auth. Rev. 6% 6/1/2018 (a)	666,187
		2,273,082
	Toll & Turnpike—9.2%
	Pennsylvania State Turnpike Comm. Revenue:
1,000M	6% 6/1/2028	1,139,600
1,000M	5% 6/1/2029	1,129,860
1,000M	5% 12/1/2030	1,133,750
		3,403,210
	Water/Sewer—13.8%
1,000M	Bucks County Water & Sewer Auth. Rev. 5% 12/1/2035	1,119,510
1,000M	Erie Water Auth. Rev. 5% 12/1/2031	1,114,130
500M	North Penn Water Auth. Rev. 5% 11/1/2032	576,630
1,000M	Philadelphia Water & Wastewater Rev. 5% 11/1/2028	1,164,830
1,000M	Scranton Sewer Auth. Rev. 5.25% 12/1/2031	1,123,300
		5,098,400
Total Value of Municipal Bonds (cost $32,411,058)	98.9%	36,549,453
Other Assets, Less Liabilities	1.1	406,169
Net Assets	100.0%	$36,955,622

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

82	See notes to financial statements

Fund Expenses (unaudited)
VIRGINIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(7/1/14)	(12/31/14)	(7/1/14–12/31/14)*
Class A Shares	0.97%
Actual		$1,000.00	$1,030.37	$4.96
Hypothetical**		$1,000.00	$1,020.32	$4.94
Class B Shares	1.82%
Actual		$1,000.00	$1,026.18	$9.29
Hypothetical**		$1,000.00	$1,016.04	$9.25
Advisor Class Shares	0.80%
Actual		$1,000.00	$1,031.47	$4.10
Hypothetical**		$1,000.00	$1,021.18	$4.08
Institutional Class Shares	0.66%
Actual		$1,000.00	$1,030.51	$3.38
Hypothetical**		$1,000.00	$1,021.88	$3.36

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.
**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2014, and are based on the total value of investments.

83

Cumulative Performance Information (unaudited)
VIRGINIA TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Virginia Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

		Average Annual Total Returns*
			Advisor	Institutional
N.A.V. Only	Class A	Class B	Class	Class
One Year	9.23%	8.26%	9.21%	9.23%
Five Years	4.28%	3.51%	N/A	N/A
Ten Years, Since Inception**	3.97%	3.38%	1.56%	1.86%
			Advisor	Institutional
S.E.C. Standardized	Class A	Class B	Class	Class
One Year	2.98%	4.26%	9.21%	9.23%
Five Years	3.06%	3.15%	N/A	N/A
Ten Years or Since Inception**	3.36%	3.38%	1.56%	1.86%
S.E.C. 30-Day Yield***	0.89%	0.18%	1.07%	0.33%

The graph compares a $10,000 investment in the First Investors Virginia Tax Exempt Fund (Class A shares) beginning 12/31/04 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

84

* Average Annual Total Return figures (for the periods ended 12/31/14) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 2.91%, 3.01% and 3.26%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 0.81%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been 4.19%, 3.11% and 3.26%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 0.10%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 9.14% and 1.48%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 0.99%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 9.16% and 1.79%, respectively, and the S.E.C. 30-Day Yield for December 2014 would have been 0.29%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

** The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).

*** The S.E.C. 30-Day Yield shown is for December 2014.

85

Portfolio of Investments
VIRGINIA TAX EXEMPT FUND
December 31, 2014

Principal
Amount	Security	Value
	MUNICIPAL BONDS—99.0%
	Airport—5.5%
$1,000M	Capital Regional Airport Rev. 5% 7/1/2024	$ 1,112,630
1,000M	Metropolitan Washington, D.C. Airport Auth. Sys. Rev.
	5% 10/1/2026	1,147,470
		2,260,100
	Appropriation—7.8%
	Arlington Cnty. Indl. Dev. Auth. Revenue:
500M	5% 2/15/2029	571,930
500M	5% 2/15/2030	571,930
1,750M	Virginia State Cmnwlth. Trans. Rev. 5% 5/15/2034	2,028,303
		3,172,163
	Combined Utility—4.2%
	Richmond Public Util. Revenue:
500M	5% 1/15/2038	581,225
1,000M	5% 1/15/2040	1,112,930
		1,694,155
	Education—5.1%
1,000M	Lexington Indl. Dev. Auth. Educ. Facs. Rev. 5% 1/1/2043	1,125,770
500M	Prince William Cnty. Indl. Dev. Auth. 5.5% 9/1/2034	585,740
350M	University of Virginia 5% 6/1/2037	356,765
		2,068,275
	Electric—.4%
150M	Louisa Indl. Dev. Auth. Poll. Ctl. Revenue .7% 11/1/2035 (a)	149,897
	General Obligation—25.3%
1,000M	Danville 5% 8/1/2029	1,150,380
500M	Hanover Cnty. 5.25% 1/15/2031	581,035
1,000M	Hopewell 5.875% 7/15/2034	1,209,110
1,000M	Norfolk 5% 8/1/2034	1,172,210
1,000M	Portsmouth 5% 2/1/2035	1,155,400
500M	Powhatan Cnty. 5% 1/15/2032	562,255
1,000M	Suffolk 5% 6/1/2028	1,171,590
	Virginia State Public School Authority Revenue:
1,000M	5% 8/1/2026	1,072,850
1,000M	5% 8/1/2028	1,153,940
1,000M	Waynesboro 5% 1/15/2034	1,067,690
		10,296,460

86

Principal
Amount	Security	Value
	Health Care—5.6%
$1,000M	Fairfax Cnty. Indl. Dev. Auth. Rev. 5.25% 5/15/2026	$ 1,155,300
1,000M	Norfolk Econ. Dev. Auth. Hlth. Care Facs. Rev. 5% 11/1/2043	1,124,910
		2,280,210
	Lease—12.0%
1,000M	Fairfax Cnty. Econ Dev. Auth. Rev. 5% 3/1/2029	1,155,310
1,000M	Roanoke Cnty. Econ. Dev. Auth. Lease Rev. 5% 10/15/2027	1,119,130
1,240M	Virginia State Public Bldg. Auth. Rev. 5% 8/1/2031	1,461,253
1,000M	Washington Cnty. Indl. Dev. Auth. Lease Rev. 5.25% 8/1/2030	1,137,710
		4,873,403
	Other Revenue—4.2%
	Virginia St. Res. Auth. Infrastructure Revenue:
1,000M	5% 11/1/2029	1,142,810
505M	5% 11/1/2033	563,423
		1,706,233
	Other Tax—2.9%
1,000M	Northern Virginia Trans. Auth. Special Tax Rev. 5% 6/1/2034	1,182,340
	Pre-Refunded/Escrowed-to-Maturity—16.2%
865M	Bedford Cnty. Econ. Dev. Auth. Public Facs. Rev. 5.25% 5/1/2016 (b)	921,709
410M	Hampton Roads Sanitation Dist. Wastewater Rev. 5% 4/1/2018 (b)	464,284
1,000M	New Kent Cnty. Econ. Dev. Auth. Lease Rev. 5% 2/1/2017 (b)	1,090,650
770M	Roanoke Indl. Dev. Auth. Hosp. Rev. Proj. 6.125% 7/1/2017	830,376
1,000M	Stafford County Indl. Dev. Auth. Rev. 5.25% 8/1/2016 (b)	1,075,800
650M	University of Virginia 5% 6/1/2015 (b)	663,124
1,000M	Upper Occoquan Sewer Auth. Rev. 5% 7/1/2015 (b)	1,024,310
440M	Virginia St. Res. Auth. Infrastructure Rev. 5% 11/1/2018 (b)	505,503
		6,575,756
	Transportation—2.8%
1,000M	Washington, D.C. Met. Area Trans. Auth. Rev. 5.25% 7/1/2029	1,146,170

87

Portfolio of Investments (continued)
VIRGINIA TAX EXEMPT FUND
December 31, 2014

Principal
Amount	Security	Value
	Water/Sewer—7.0%
$ 590M	Hampton Roads Sanitation Dist. Wastewater Rev. 5% 4/1/2033	$ 650,416
500M	Hopewell Swr. Sys. Rev. 5% 7/15/2033	583,335
1,000M	Norfolk Water Rev. 5% 11/1/2037	1,129,310
500M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev.
	5% 7/1/2028	502,835
		2,865,896
Total Value of Municipal Bonds (cost $36,461,915)	99.0%	40,271,058
Other Assets, Less Liabilities	1.0	390,423
Net Assets	100.0%	$40,661,481

(a)	Interest rate is determined and reset periodically by the issuer and is the rate in effect at
December 31, 2014.
(b)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

88	See notes to financial statements

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89

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2014

			SINGLE STATE TAX EXEMPT FUNDS
	TAX EXEMPT	TAX EXEMPT
	INCOME	OPPORTUNITIES	CALIFORNIA	CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA
Assets
Investments in securities:
At identified cost	$581,718,918	$238,551,313	$42,788,231	$31,757,039	$19,973,732	$17,848,630	$19,870,131

At value (Note 1A)	$660,700,059	$267,057,516	$48,204,230	$34,805,901	$22,608,438	$20,033,053	$21,993,429
Cash	2,509,517	1,460,964	—	285,646	45,057	95,836	—
Receivables:
Interest	10,923,027	3,707,920	659,691	561,028	291,503	281,021	281,924
Investment securities sold	—	904,703	364,011	—	—	—	—
Shares sold	209,659	212,999	6,193	10,988	3,087	16,028	—
Other assets	30,823	11,979	2,055	1,628	1,051	1,016	1,006

Total Assets	674,373,085	273,356,081	49,236,180	35,665,191	22,949,136	20,426,954	22,276,359

Liabilities
Cash overdraft	—	—	58,375	—	—	—	98,558
Payables:
Investment securities purchased	1,786,770	790,634	362,307	—	—	—	—
Dividends payable	518,410	103,036	33,625	17,867	13,720	13,750	7,709
Shares redeemed	385,119	192,461	4,650	2,525	27,375	3,449	287,880
Accrued advisory fees	332,967	134,513	23,064	16,929	10,895	9,701	10,614
Accrued shareholder servicing costs	25,474	14,119	1,969	1,219	1,013	1,146	773
Accrued expenses	72,562	36,718	16,459	15,746	15,018	14,173	14,948

Total Liabilities	3,121,302	1,271,481	500,449	54,286	68,021	42,219	420,482

Net Assets	$671,251,783	$272,084,600	$48,735,731	$35,610,905	$22,881,115	$20,384,735	$21,855,877

Net Assets Consist of:
Capital paid in	$600,958,516	$248,787,511	$44,417,760	$33,123,034	$20,789,825	$18,307,940	$20,020,637
Undistributed net investment income	1,128,680	858,236	111,304	2,359	2,102	27,525	4,060
Accumulated net realized loss on investments
and futures contracts	(9,816,554)	(6,067,350)	(1,209,332)	(563,350)	(545,518)	(135,153)	(292,118)
Net unrealized appreciation in value of investments	78,981,141	28,506,203	5,415,999	3,048,862	2,634,706	2,184,423	2,123,298

Total	$671,251,783	$272,084,600	$48,735,731	$35,610,905	$22,881,115	$20,384,735	$21,855,877

90	91

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2014

			SINGLE STATE TAX EXEMPT FUNDS
	TAX EXEMPT	TAX EXEMPT
	INCOME	OPPORTUNITIES	CALIFORNIA	CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA
Net Assets:
Class A	$645,294,440	$265,620,576	$47,908,879	$34,767,500	$22,580,257	$20,149,024	$21,645,762
Class B	$1,403,238	$2,778,739	$21,934	$836,758	$231,265	$197,305	$68,249
Advisor Class	$18,886,973	$3,684,242	$803,861	$5,612	$68,556	$37,368	$140,837
Institutional Class	$5,667,132	$1,043	$1,057	$1,035	$1,037	$1,038	$1,029

Shares of beneficial interest outstanding (Note 2):
Class A	64,434,728	15,557,697	3,678,403	2,536,187	1,853,356	1,616,014	1,730,923
Class B	140,501	163,373	1,690	61,116	19,023	15,878	5,484
Advisor Class	1,888,989	216,034	61,828	411	5,630	2,986	11,265
Institutional Class	565,242	61	81	75	85	83	82

Net asset value and redemption price
per share – Class A	$10.01	$17.07	$13.02	$13.71	$12.18	$12.47	$12.51
Maximum offering price per share – Class A
(Net asset value/.9425)*	$10.62	$18.11	$13.81	$14.55	$12.92	$13.23	$13.27
Net asset value and offering price per share –
Class B	$9.99	$17.01	$12.98	$13.69	$12.16	$12.43	$12.45
Net asset value and offering price per share –
Advisor Class	$10.00	$17.05	$13.00	$13.66	$12.18	$12.52	$12.50
Net asset value and offering price per share –
Institutional Class	$10.03	$17.11	$13.04	$13.77	$12.21	$12.47	$12.53

*On purchases of $100,000 or more, the sales charge is reduced.

92	See notes to financial statements	93

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2014

	SINGLE STATE TAX EXEMPT FUNDS
	NEW JERSEY	NEW YORK	NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA
Assets
Investments in securities:
At identified cost	$44,324,066	$136,070,327	$17,752,710	$20,001,513	$44,682,613	$32,411,058	$36,461,915

At value (Note 1A)	$49,456,226	$153,415,710	$20,053,415	$22,170,658	$49,632,585	$36,549,453	$40,271,058
Cash	—	—	—	13,750	333,834	282,372	—
Receivables:
Interest	714,204	1,945,820	252,279	176,432	460,925	374,374	600,918
Investment securities sold	493,116	562,225	—	987,500	—	1,460,852	—
Shares sold	63,063	29,060	1,652	—	6,629	33,251	650
Other assets	2,365	7,223	981	1,043	2,271	1,832	1,821

Total Assets	50,728,974	155,960,038	20,308,327	23,349,383	50,436,244	38,702,134	40,874,447

Liabilities
Cash overdraft	321,565	855,404	31,842	—	—	—	135,062
Payables:
Investment securities purchased	—	561,365	—	981,740	—	1,152,940	—
Dividends payable	31,130	112,585	16,414	11,710	27,446	45,675	36,340
Shares redeemed	58,103	69,180	80,000	—	72,102	512,714	4,200
Accrued advisory fees	24,006	73,785	9,705	10,682	24,070	17,894	19,537
Accrued shareholder servicing costs	1,869	6,242	711	831	2,215	1,336	1,530
Accrued expenses	17,014	25,802	14,243	14,635	17,030	15,953	16,297

Total Liabilities	453,687	1,704,363	152,915	1,019,598	142,863	1,746,512	212,966

Net Assets	$50,275,287	$154,255,675	$20,155,412	$22,329,785	$50,293,381	$36,955,622	$40,661,481

Net Assets Consist of:
Capital paid in	$45,852,817	$140,590,072	$18,222,871	$20,428,131	$46,577,003	$33,067,544	$38,173,735
Undistributed net investment income	6,133	210,902	12,221	7,842	32,568	42,973	5,078
Accumulated net realized loss on investments
and futures contracts	(715,823)	(3,890,682)	(380,385)	(275,333)	(1,266,162)	(293,290)	(1,326,475)
Net unrealized appreciation in value of investments	5,132,160	17,345,383	2,300,705	2,169,145	4,949,972	4,138,395	3,809,143

Total	$50,275,287	$154,255,675	$20,155,412	$22,329,785	$50,293,381	$36,955,622	$40,661,481

94	95

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2014

	SINGLE STATE TAX EXEMPT FUNDS
	NEW JERSEY	NEW YORK	NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA
Net Assets:
Class A	$49,262,933	$149,366,977	$19,671,792	$22,248,586	$47,248,127	$36,354,032	$40,447,572
Class B	$533,627	$1,306,501	$112,815	$79,120	$346,432	$283,323	$107,571
Advisor Class	$477,701	$3,581,162	$369,779	$1,036	$2,697,800	$317,228	$105,307
Institutional Class	$1,026	$1,035	$1,026	$1,043	$1,022	$1,039	$1,031

Shares of beneficial interest outstanding (Note 2):
Class A	3,725,808	10,067,821	1,418,388	1,736,017	3,415,873	2,690,511	3,017,015
Class B	40,498	88,175	8,141	6,198	25,135	21,056	8,066
Advisor Class	36,183	241,824	26,661	81	195,451	23,490	7,876
Institutional Class	78	70	74	81	74	77	77

Net asset value and redemption price
per share – Class A	$13.22	$14.84	$13.87	$12.82	$13.83	$13.51	$13.41
Maximum offering price per share – Class A
(Net asset value/.9425)*	$14.03	$15.75	$14.72	$13.60	$14.67	$14.33	$14.23
Net asset value and offering price per share –
Class B	$13.18	$14.82	$13.86	$12.77	$13.78	$13.46	$13.34
Net asset value and offering price per share –
Advisor Class	$13.20	$14.81	$13.87	$12.76	$13.80	$13.51	$13.37
Net asset value and offering price per share –
Institutional Class	$13.23	$14.86	$13.88	$12.85	$13.85	$13.50	$13.44

*On purchases of $100,000 or more, the sales charge is reduced.

96	See notes to financial statements	97

Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Year Ended December 31, 2014

			SINGLE STATE TAX EXEMPT FUNDS
	TAX EXEMPT	TAX EXEMPT
	INCOME	OPPORTUNITIES	CALIFORNIA	CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA
Investment Income
Interest income	$32,619,861	$11,527,735	$2,130,216	$1,492,696	$985,886	$966,979	$961,879
Expenses (Notes 1 and 5):
Advisory fees	3,926,330	1,605,720	284,332	207,007	135,038	122,202	130,236
Distribution plan expenses – Class A	1,939,739	787,509	140,482	101,042	66,664	59,820	64,642
Distribution plan expenses – Class B	14,282	28,775	404	8,178	2,399	2,013	683
Shareholder servicing costs – Class A	339,645	182,077	26,083	15,413	14,238	11,445	10,175
Shareholder servicing costs – Class B	1,478	2,866	78	628	181	143	93
Shareholder servicing costs – Advisor Class	4,449	3,661	306	37	33	75	107
Shareholder servicing costs – Institutional Class	268	2	2	2	2	2	2
Professional fees	93,020	36,073	15,416	14,620	13,023	12,887	12,924
Registration fees	62,008	67,709	2,818	2,045	7,975	4,702	1,811
Custodian fees	41,940	23,624	7,042	5,323	5,091	4,301	4,116
Reports to shareholders	25,716	15,012	4,701	3,288	2,891	3,030	2,821
Trustees’ fees	35,486	14,519	2,565	1,877	1,230	1,103	1,178
Other expenses	78,240	41,424	15,613	13,004	12,178	9,930	12,412
Total expenses	6,562,601	2,808,971	499,842	372,464	260,943	231,653	241,200
Less: Expenses waived	(297,914)	(133,811)	(33,172)	(24,172)	(15,755)	(14,257)	(15,194)
Less: Expenses paid indirectly	(415)	(433)	(272)	(207)	(195)	(176)	(176)
Net expenses	6,264,272	2,674,727	466,398	348,085	244,993	217,220	225,830
Net investment income	26,355,589	8,853,008	1,663,818	1,144,611	740,893	749,759	736,049

Realized and Unrealized Gain (Loss) on Investments
and Futures Contracts (Note 4):
Net realized gain (loss) on:
Investments	(755,048)	1,999,838	411,704	16,713	(83,552)	(110,966)	8,666
Futures Contracts (Note 1F)	—	(56,790)	(4,528)	—	(4,290)	—	—
Net realized gain (loss) on investments
and futures contracts	(755,048)	1,943,048	407,176	16,713	(87,842)	(110,966)	8,666
Net unrealized appreciation of investments	30,678,843	18,178,712	2,720,700	1,723,291	1,432,688	1,442,694	742,960
Net gain on investments and futures contracts	29,923,795	20,121,760	3,127,876	1,740,004	1,344,846	1,331,728	751,626
Net Increase in Net Assets Resulting
from Operations	$56,279,384	$28,974,768	$4,791,694	$2,884,615	$2,085,739	$2,081,487	$1,487,675

98	See notes to financial statements	99

Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Year Ended December 31, 2014

	SINGLE STATE TAX EXEMPT FUNDS

	NEW JERSEY	NEW YORK	NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA
Investment Income
Interest income	$2,308,052	$7,168,910	$975,165	$989,281	$2,133,980	$1,730,082	$1,738,705
Expenses (Notes 1 and 5):
Advisory fees	300,442	929,449	125,120	133,220	300,933	220,560	243,954
Distribution plan expenses – Class A	147,917	454,284	61,251	66,353	144,513	108,735	121,340
Distribution plan expenses – Class B	5,431	13,261	1,839	835	3,873	2,975	1,404
Shareholder servicing costs – Class A	25,070	84,490	9,620	11,216	29,639	17,802	20,752
Shareholder servicing costs – Class B	764	1,070	150	181	545	541	282
Shareholder servicing costs – Advisor Class	123	1,316	107	25	659	176	119
Shareholder servicing costs – Institutional Class	2	2	2	2	2	2	2
Professional fees	15,659	27,095	12,863	12,956	15,436	14,716	14,993
Registration fees	1,813	1,328	1,811	1,811	2,848	1,741	1,811
Custodian fees	6,645	15,866	4,097	4,083	7,788	5,587	5,803
Reports to shareholders	3,874	8,057	2,829	2,787	4,287	3,416	3,494
Trustees’ fees	2,725	8,383	1,151	1,212	2,661	1,995	2,217
Other expenses	14,912	28,617	10,154	10,707	16,161	12,919	14,271
Total expenses	525,377	1,573,218	230,994	245,388	529,345	391,165	430,442
Less: Expenses waived	(35,051)	(108,436)	(14,597)	(15,562)	(35,109)	(25,733)	(28,461)
Less: Expenses paid indirectly	(270)	(369)	(161)	(164)	(256)	(239)	(203)
Net expenses	490,056	1,464,413	216,236	229,662	493,980	365,193	401,778
Net investment income	1,817,996	5,704,497	758,929	759,619	1,640,000	1,364,889	1,336,927

Realized and Unrealized Gain (Loss) on
Investments and Futures Contracts (Note 4):
Net realized gain (loss) on:
Investments	52,566	(506,532)	(32,011)	22,932	261,728	(105,805)	(214,455)
Futures Contracts (Note 1F)	—	(15,014)	—	—	(4,766)	(3,574)	(7,864)
Net realized gain (loss) on investments
and futures contracts	52,566	(521,546)	(32,011)	22,932	256,962	(109,379)	(222,319)
Net unrealized appreciation of investments	2,344,057	8,117,978	957,874	1,318,663	2,452,223	2,106,458	2,452,289
Net gain on investments and futures contracts	2,396,623	7,596,432	925,863	1,341,595	2,709,185	1,997,079	2,229,970
Net Increase in Net Assets Resulting
from Operations	$4,214,619	$13,300,929	$1,684,792	$2,101,214	$4,349,185	$3,361,968	$3,566,897

100	See notes to financial statements	101

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

					SINGLE STATE TAX EXEMPT FUNDS
	TAX EXEMPT INCOME		TAX EXEMPT OPPORTUNITIES		CALIFORNIA		CONNECTICUT
Year Ended December 31	2014	2013	2014	2013	2014	2013	2014	2013
Increase (Decrease) in Net Assets From Operations
Net investment income	$26,355,589	$27,510,405	$8,853,008	$9,358,043	$1,663,818	$1,654,770	$1,144,611	$1,196,238
Net realized gain (loss) on investments and futures contracts	(755,048)	(3,720,628)	1,943,048	(8,010,398)	407,176	(1,227,958)	16,713	(580,063)
Net unrealized appreciation (depreciation) of investments	30,678,843	(46,725,511)	18,178,712	(16,925,809)	2,720,700	(1,924,149)	1,723,291	(2,162,584)

Net increase (decrease) in net assets resulting
from operations	56,279,384	(22,935,734)	28,974,768	(15,578,164)	4,791,694	(1,497,337)	2,884,615	(1,546,409)

Dividends to Shareholders
Net investment income – Class A	(25,386,430)	(26,859,808)	(8,395,238)	(8,750,480)	(1,608,899)	(1,576,909)	(1,140,441)	(1,173,369)
Net investment income – Class B	(46,161)	(50,288)	(74,064)	(85,950)	(1,137)	(3,365)	(21,683)	(21,302)
Net investment income – Advisor Class	(457,606)	(25)	(72,929)	(20)	(19,180)	(21)	(54)	(22)
Net investment income – Institutional Class	(21,136)	(25)	(33)	(20)	(37)	(21)	(34)	(22)

Total dividends	(25,911,333)	(26,910,146)	(8,542,264)	(8,836,470)	(1,629,253)	(1,580,316)	(1,162,212)	(1,194,715)

Trust Share Transactions
Class A:
Proceeds from shares sold	26,860,111	28,986,045	25,512,331	39,831,240	7,101,778	8,294,121	3,238,181	2,379,756
Reinvestment of dividends	19,323,171	20,308,996	7,106,154	7,253,443	1,179,516	1,109,045	930,071	957,702
Cost of shares redeemed	(71,523,591)	(82,195,236)	(45,992,971)	(58,866,220)	(9,741,414)	(7,916,324)	(3,181,559)	(4,513,657)

	(25,340,309)	(32,900,195)	(13,374,486)	(11,781,537)	(1,460,120)	1,486,842	986,693	(1,176,199)
Class B:
Proceeds from shares sold	141,147	210,896	107,415	231,966	6,300	6,600	18,112	116,298
Reinvestment of dividends	37,997	41,583	51,847	61,184	1,133	2,297	15,170	17,013
Cost of shares redeemed	(272,402)	(316,561)	(492,137)	(1,312,306)	(53,985)	(211,955)	(29,174)	(46,089)

	(93,258)	(64,082)	(332,875)	(1,019,156)	(46,552)	(203,058)	4,108	87,222

Advisor Class:
Proceeds from shares sold	21,725,872	1,000	6,013,848	1,000	965,888	1,000	4,553	1,000
Reinvestment of dividends	437,491	25	66,004	20	18,885	21	54	22
Cost of shares redeemed	(3,561,013)	—	(2,511,051)	—	(202,653)	—	—	—

	18,602,350	1,025	3,568,801	1,020	782,120	1,021	4,607	1,022

Institutional Class:
Proceeds from shares sold	5,657,337	1,000	—	1,000	—	1,000	—	1,000
Reinvestment of dividends	41	25	33	20	37	21	34	22
Cost of shares redeemed	—	—	—	—	—	—	—	—

	5,657,378	1,025	33	1,020	37	1,021	34	1,022

Net increase (decrease) from trust share transactions	(1,173,839)	(32,962,227)	(10,138,527)	(12,798,653)	(724,515)	1,285,826	995,442	(1,086,933)

Net increase (decrease) in net assets	29,194,212	(82,808,107)	10,293,977	(37,213,287)	2,437,926	(1,791,827)	2,717,845	(3,828,057)

Net Assets
Beginning of year	642,057,571	724,865,678	261,790,623	299,003,910	46,297,805	48,089,632	32,893,060	36,721,117

End of year †	$671,251,783	$642,057,571	$272,084,600	$261,790,623	$48,735,731	$46,297,805	$35,610,905	$32,893,060

†Includes undistributed net investment income of	$1,128,680	$684,424	$858,236	$547,492	$111,304	$76,739	$2,359	$19,960

102	103

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

					SINGLE STATE TAX EXEMPT FUNDS
	TAX EXEMPT INCOME		TAX EXEMPT OPPORTUNITIES		CALIFORNIA		CONNECTICUT
Year Ended December 31	2014	2013	2014	2013	2014	2013	2014	2013
Trust Shares Issued and Redeemed
Class A:
Sold	2,714,300	2,934,023	1,527,218	2,396,430	552,010	654,632	239,627	176,618
Issued for dividends reinvested	1,946,590	2,056,417	424,847	443,086	92,037	88,938	68,615	71,028
Redeemed	(7,234,179)	(8,385,561)	(2,767,921)	(3,640,962)	(761,729)	(637,723)	(235,637)	(339,852)

Net increase (decrease) in Class A trust shares outstanding	(2,573,289)	(3,395,121)	(815,856)	(801,446)	(117,682)	105,847	72,605	(92,206)

Class B:
Sold	14,419	21,211	6,472	14,118	494	529	1,326	8,515
Issued for dividends reinvested	3,837	4,220	3,113	3,732	89	183	1,121	1,262
Redeemed	(27,753)	(32,408)	(29,558)	(80,833)	(4,252)	(16,868)	(2,153)	(3,336)

Net increase (decrease) in Class B trust shares outstanding	(9,497)	(6,977)	(19,973)	(62,983)	(3,669)	(16,156)	294	6,441

Advisor Class:
Sold	2,201,965	97	361,347	58	75,933	76	334	71
Issued for dividends reinvested	43,871	3	3,910	1	1,462	2	4	2
Redeemed	(356,947)	—	(149,282)	—	(15,645)	—	—	—

Net increase in Advisor Class trust shares outstanding	1,888,889	100	215,975	59	61,750	78	338	73

Institutional Class:
Sold	565,138	97	—	58	—	76	—	71
Issued for dividends reinvested	4	3	2	1	3	2	2	2
Redeemed	—	—	—	—	—	—	—	—

Net increase in Institutional Class trust shares outstanding	565,142	100	2	59	3	78	2	73

104	See notes to financial statements	105

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUNDS
	MASSACHUSETTS		MICHIGAN		MINNESOTA		NEW JERSEY
Year Ended December 31	2014	2013	2014	2013	2014	2013	2014	2013
Increase (Decrease) in Net Assets From Operations
Net investment income	$740,893	$804,342	$749,759	$815,328	$736,049	$768,987	$1,817,996	$1,985,180
Net realized gain (loss) on investments and futures contracts	(87,842)	(457,676)	(110,966)	(24,187)	8,666	(158,901)	52,566	(768,389)
Net unrealized appreciation (depreciation) of investments	1,432,688	(1,514,789)	1,442,694	(2,161,714)	742,960	(1,339,034)	2,344,057	(3,685,161)

Net increase (decrease) in net assets resulting
from operations	2,085,739	(1,168,123)	2,081,487	(1,370,573)	1,487,675	(728,948)	4,214,619	(2,468,370)

Dividends to Shareholders
Net investment income – Class A	(731,053)	(829,469)	(734,409)	(795,534)	(729,347)	(775,326)	(1,787,753)	(1,974,470)
Net investment income – Class B	(6,310)	(7,632)	(6,224)	(6,600)	(1,890)	(1,966)	(15,921)	(22,444)
Net investment income – Advisor Class	(1,496)	(22)	(8,668)	(23)	(3,122)	(22)	(8,356)	(24)
Net investment income – Institutional Class	(34)	(22)	(38)	(23)	(35)	(22)	(37)	(24)

Total dividends	(738,893)	(837,145)	(749,339)	(802,180)	(734,394)	(777,336)	(1,812,067)	(1,996,962)

Trust Share Transactions
Class A:
Proceeds from shares sold	1,650,590	1,612,884	1,270,977	1,112,112	1,258,168	1,504,516	3,428,826	4,269,414
Reinvestment of dividends	559,405	652,560	571,633	611,130	629,240	617,112	1,378,603	1,482,982
Cost of shares redeemed	(3,125,089)	(3,922,054)	(2,862,401)	(3,158,869)	(1,792,470)	(4,397,034)	(5,937,076)	(9,996,175)

	(915,094)	(1,656,610)	(1,019,791)	(1,435,627)	94,938	(2,275,406)	(1,129,647)	(4,243,779)
Class B:
Proceeds from shares sold	97,200	12,565	—	—	—	—	26,107	84,295
Reinvestment of dividends	4,753	5,491	4,791	5,344	1,890	1,965	10,082	15,997
Cost of shares redeemed	(115,198)	(101,657)	(21,237)	(41,120)	(3,332)	(8,867)	(174,229)	(205,302)

	(13,245)	(83,601)	(16,446)	(35,776)	(1,442)	(6,902)	(138,040)	(105,010)

Advisor Class:
Proceeds from shares sold	64,933	1,000	533,235	1,000	143,099	1,000	536,175	1,000
Reinvestment of dividends	1,497	22	7,515	23	3,134	22	7,052	24
Cost of shares redeemed	—	—	(521,824)	—	(8,193)	—	(72,691)	—

	66,430	1,022	18,926	1,023	138,040	1,022	470,536	1,024

Institutional Class:
Proceeds from shares sold	—	1,000	—	1,000	—	1,000	—	1,000
Reinvestment of dividends	33	22	38	23	35	22	37	24
Cost of shares redeemed	—	—	—	—	—	—	—	—

	33	1,022	38	1,023	35	1,022	37	1,024

Net increase (decrease) from trust share transactions	(861,876)	(1,738,167)	(1,017,273)	(1,469,357)	231,571	(2,280,264)	(797,114)	(4,346,741)

Net increase (decrease) in net assets	484,970	(3,743,435)	314,875	(3,642,110)	984,852	(3,786,548)	1,605,438	(8,812,073)

Net Assets
Beginning of year	22,396,145	26,139,580	20,069,860	23,711,970	20,871,025	24,657,573	48,669,849	57,481,922

End of year †	$22,881,115	$22,396,145	$20,384,735	$20,069,860	$21,855,877	$20,871,025	$50,275,287	$48,669,849

†Includes undistributed net investment income of	$2,102	$102	$27,525	$27,105	$4,060	$2,405	$6,133	$204

106	107

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUNDS
	MASSACHUSETTS		MICHIGAN		MINNESOTA		NEW JERSEY
Year Ended December 31	2014	2013	2014	2013	2014	2013	2014	2013
Trust Shares Issued and Redeemed
Class A:
Sold	137,187	133,922	103,832	88,623	101,540	120,285	263,840	326,158
Issued for dividends reinvested	46,543	54,988	46,847	50,221	50,622	49,726	105,406	113,322
Redeemed	(261,598)	(332,568)	(235,391)	(262,001)	(144,676)	(354,934)	(456,096)	(771,308)

Net increase (decrease) in Class A trust shares outstanding	(77,868)	(143,658)	(84,712)	(123,157)	7,486	(184,923)	(86,850)	(331,828)

Class B:
Sold	8,084	1,058	—	—	—	—	2,001	6,435
Issued for dividends reinvested	395	461	394	440	153	159	773	1,221
Redeemed	(9,569)	(8,557)	(1,733)	(3,358)	(270)	(704)	(13,622)	(15,832)

Net decrease in Class B trust shares outstanding	(1,090)	(7,038)	(1,339)	(2,918)	(117)	(545)	(10,848)	(8,176)

Advisor Class:
Sold	5,425	80	43,991	78	11,594	77	41,127	73
Issued for dividends reinvested	123	2	612	2	251	2	537	2
Redeemed	—	—	(41,697)	—	(659)	—	(5,556)	—

Net increase in Advisor Class trust shares outstanding	5,548	82	2,906	80	11,186	79	36,108	75

Institutional Class:
Sold	—	80	—	78	—	77	—	73
Issued for dividends reinvested	3	2	3	2	3	2	3	2
Redeemed	—	—	—	—	—	—	—	—

Net increase in Institutional Class trust shares outstanding	3	82	3	80	3	79	3	75

108	See notes to financial statements	109

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUNDS
	NEW YORK		NORTH CAROLINA		OHIO
Year Ended December 31	2014	2013	2014	2013	2014	2013
Increase (Decrease) in Net Assets From Operations
Net investment income	$5,704,497	$5,987,690	$758,929	$942,030	$759,619	$820,555
Net realized gain (loss) on investments and futures contracts	(521,546)	(1,827,240)	(32,011)	(300,091)	22,932	(297,641)
Net unrealized appreciation (depreciation) of investments	8,117,978	(10,706,164)	957,874	(1,825,082)	1,318,663	(1,451,172)

Net increase (decrease) in net assets resulting
from operations	13,300,929	(6,545,714)	1,684,792	(1,183,143)	2,101,214	(928,258)

Dividends to Shareholders
Net investment income – Class A	(5,492,449)	(5,832,384)	(743,644)	(926,442)	(767,148)	(799,611)
Net investment income – Class B	(38,778)	(41,426)	(5,451)	(10,452)	(2,320)	(3,989)
Net investment income – Advisor Class	(81,209)	(23)	(9,449)	(23)	(35)	(22)
Net investment income – Institutional Class	(37)	(23)	(37)	(23)	(35)	(23)

Total dividends	(5,612,473)	(5,873,856)	(758,581)	(936,940)	(769,538)	(803,645)

Trust Share Transactions
Class A:
Proceeds from shares sold	7,093,219	10,740,572	666,843	1,268,460	405,218	943,681
Reinvestment of dividends	4,109,890	4,278,035	506,195	705,087	614,607	636,575
Cost of shares redeemed	(21,589,231)	(21,951,857)	(5,760,843)	(3,574,143)	(1,604,072)	(2,485,559)

	(10,386,122)	(6,933,250)	(4,587,805)	(1,600,596)	(584,247)	(905,303)
Class B:
Proceeds from shares sold	66,207	103,258	—	—	1,200	11,200
Reinvestment of dividends	34,100	37,859	3,552	7,816	1,851	3,621
Cost of shares redeemed	(194,489)	(337,487)	(183,813)	(116,977)	(12,178)	(109,944)

	(94,182)	(196,370)	(180,261)	(109,161)	(9,127)	(95,123)
Advisor Class:
Proceeds from shares sold	4,375,101	1,000	369,297	1,000	—	1,000
Reinvestment of dividends	77,168	23	9,105	23	35	23
Cost of shares redeemed	(942,902)	—	(15,543)	—	—	—

	3,509,367	1,023	362,859	1,023	35	1,023
Institutional Class:
Proceeds from shares sold	—	1,000	—	1,000	—	1,000
Reinvestment of dividends	38	23	37	23	35	23
Cost of shares redeemed	—	—	—	—	—	—
	38	1,023	37	1,023	35	1,023

Net decrease from trust share transactions	(6,970,899)	(7,127,574)	(4,405,170)	(1,707,711)	(593,304)	(998,380)

Net increase (decrease) in net assets	717,557	(19,547,144)	(3,478,959)	(3,827,794)	738,372	(2,730,283)

Net Assets
Beginning of year	153,538,118	173,085,262	23,634,371	27,462,165	21,591,413	24,321,696

End of year †	$154,255,675	$153,538,118	$20,155,412	$23,634,371	$22,329,785	$21,591,413
†Includes undistributed net investment income of	$210,902	$118,878	$12,221	$11,873	$7,842	$17,761

110	111

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUNDS
	NEW YORK		NORTH CAROLINA		OHIO
Year Ended December 31	2014	2013	2014	2013	2014	2013
Trust Shares Issued and Redeemed
Class A:
Sold	484,261	731,951	48,461	91,175	32,277	75,109
Issued for dividends reinvested	280,250	293,068	36,756	51,178	48,865	50,952
Redeemed	(1,477,168)	(1,513,902)	(423,881)	(262,975)	(127,781)	(199,208)

Net decrease in Class A trust shares outstanding	(712,657)	(488,883)	(338,664)	(120,622)	(46,639)	(73,147)

Class B:
Sold	4,526	7,121	—	—	96	859
Issued for dividends reinvested	2,328	2,590	259	565	148	287
Redeemed	(13,318)	(22,804)	(13,465)	(8,634)	(968)	(8,818)

Net decrease in Class B trust shares outstanding	(6,464)	(13,093)	(13,206)	(8,069)	(724)	(7,672)

Advisor Class:
Sold	300,659	65	27,055	69	—	76
Issued for dividends reinvested	5,237	2	658	2	3	2
Redeemed	(64,139)	—	(1,123)	—	—	—

Net increase in Advisor Class trust shares outstanding	241,757	67	26,590	71	3	78

Institutional Class:
Sold	—	65	—	69	—	76
Issued for dividends reinvested	3	2	3	2	3	2
Redeemed	—	—	—	—	—	—

Net increase in Institutional Class trust shares outstanding	3	67	3	71	3	78

112	See notes to financial statements	113

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUNDS
	OREGON		PENNSYLVANIA		VIRGINIA
Year Ended December 31	2014	2013	2014	2013	2014	2013
Increase (Decrease) in Net Assets From Operations
Net investment income	$1,640,000	$1,712,973	$1,364,889	$1,444,774	$1,336,927	$1,342,615
Net realized gain (loss) on investments and futures contracts	256,962	(1,393,640)	(109,379)	(183,911)	(222,319)	(694,462)
Net unrealized appreciation (depreciation) of investments	2,452,223	(3,153,958)	2,106,458	(2,786,241)	2,452,289	(2,492,375)

Net increase (decrease) in net assets resulting
from operations	4,349,185	(2,834,625)	3,361,968	(1,525,378)	3,566,897	(1,844,222)

Dividends to Shareholders
Net investment income – Class A	(1,573,317)	(1,683,159)	(1,329,534)	(1,411,634)	(1,343,559)	(1,335,336)
Net investment income – Class B	(9,971)	(12,718)	(8,986)	(11,453)	(3,705)	(5,405)
Net investment income – Advisor Class	(54,870)	(21)	(8,212)	(24)	(2,367)	(21)
Net investment income – Institutional Class	(34)	(21)	(38)	(24)	(34)	(21)

Total dividends	(1,638,192)	(1,695,919)	(1,346,770)	(1,423,135)	(1,349,665)	(1,340,783)

Trust Share Transactions
Class A:
Proceeds from shares sold	5,537,075	5,595,178	2,006,306	2,181,071	2,494,834	6,034,187
Reinvestment of dividends	1,292,119	1,363,789	806,144	852,061	870,095	887,378
Cost of shares redeemed	(9,932,392)	(8,632,925)	(3,505,293)	(5,267,603)	(4,762,102)	(5,284,001)

	(3,103,198)	(1,673,958)	(692,843)	(2,234,471)	(1,397,173)	1,637,564

Class B:
Proceeds from shares sold	600	6,409	5,000	15,595	31,800	2,400
Reinvestment of dividends	9,679	12,390	6,509	9,287	3,238	4,703
Cost of shares redeemed	(136,405)	(91,034)	(39,207)	(138,560)	(88,873)	(125,737)

	(126,126)	(72,235)	(27,698)	(113,678)	(53,835)	(118,634)

Advisor Class:
Proceeds from shares sold	4,351,498	1,000	315,041	1,000	131,964	1,000
Reinvestment of dividends	43,561	21	6,313	24	2,365	21
Cost of shares redeemed	(1,750,702)	—	(13,233)	—	(31,962)	—

	2,644,357	1,021	308,121	1,024	102,367	1,021

Institutional Class:
Proceeds from shares sold	—	1,000	—	1,000	—	1,000
Reinvestment of dividends	34	21	38	24	33	21
Cost of shares redeemed	—	—	—	—	—	—

	34	1,021	38	1,024	33	1,021

Net increase (decrease) from trust share transactions	(584,933)	(1,744,151)	(412,382)	(2,346,101)	(1,348,608)	1,520,972

Net increase (decrease) in net assets	2,126,060	(6,274,695)	1,602,816	(5,294,614)	868,624	(1,664,033)

Net Assets
Beginning of year	48,167,321	54,442,016	35,352,806	40,647,420	39,792,857	41,456,890

End of year †	$50,293,381	$48,167,321	$36,955,622	$35,352,806	$40,661,481	$39,792,857

†Includes undistributed net investment income of	$32,568	$30,760	$42,973	$24,854	$5,078	$17,816

114	115

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUNDS
	OREGON		PENNSYLVANIA		VIRGINIA
Year Ended December 31	2014	2013	2014	2013	2014	2013
Trust Shares Issued and Redeemed
Class A:
Sold	405,132	407,430	150,878	163,922	189,197	457,618
Issued for dividends reinvested	94,561	100,218	60,434	64,463	65,801	67,370
Redeemed	(727,440)	(642,539)	(263,622)	(403,046)	(361,355)	(402,525)

Net increase (decrease) in Class A trust shares outstanding	(227,747)	(134,891)	(52,310)	(174,661)	(106,357)	122,463

Class B:
Sold	44	480	377	1,177	2,440	182
Issued for dividends reinvested	711	912	490	702	246	357
Redeemed	(10,052)	(6,553)	(2,935)	(10,547)	(6,734)	(9,472)

Net decrease in Class B trust shares outstanding	(9,297)	(5,161)	(2,068)	(8,668)	(4,048)	(8,933)

Advisor Class:
Sold	319,040	70	23,928	72	10,047	72
Issued for dividends reinvested	3,171	1	470	2	178	2
Redeemed	(126,831)	—	(982)	—	(2,423)	—

Net increase in Advisor Class trust shares outstanding	195,380	71	23,416	74	7,802	74

Institutional Class:
Sold	—	70	—	72	—	72
Issued for dividends reinvested	3	1	3	2	3	2
Redeemed	—	—	—	—	—	—

Net increase in Institutional Class trust shares outstanding	3	71	3	74	3	74

116	See notes to financial statements	117

Notes to Financial Statements
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2014

1. Significant Accounting Policies—First Investors Tax Exempt Funds, a Delaware statutory trust (“the Trust”), is registered under the Investment Company Act of 1940 (“the 1940 Act”) as a diversified, open-end management investment company. The Trust operates as a series fund, issuing shares of beneficial interest in the Tax Exempt Income Fund, Tax Exempt Opportunities Fund and the Single State Tax Exempt Funds, comprising the California, Connecticut, Massachusetts, Michigan, Minnesota, New Jersey, New York, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds (each a “Fund”, collectively, the “Funds”). The Trust’s Board of Trustees (“the Board”) has approved changes recommended by management to the policies of certain Funds. Specifically, effective May 26, 2009, for the Connecticut, Massachusetts, Michigan, Minnesota, New Jersey, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds and effective February 1, 2010, for Tax Exempt Income Fund, Tax Exempt Opportunities Fund, California and New York Funds, the policy of investing in insured securities was eliminated and the name of each Fund was changed to remove the word “Insured”. Prior to September 4, 2012, Tax Exempt Income Fund was known as Tax Exempt Fund and Tax Exempt Opportunities Fund was known as Tax Exempt Fund II. Each Fund accounts separately for its assets, liabilities and operations. The investment objective of each Fund is as follows:

Tax Exempt Income Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Tax Exempt Opportunities Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT and, secondarily, total return.

Single State Tax Exempt Funds seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state and is not a tax preference item for purposes of the AMT.

A. Security Valuation—The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon valuations that are provided by a pricing service approved by the Board. The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. If prices are not available or determined to be unreliable, the securities are valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

118

The Funds may retain any municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, the Funds may value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

In accordance with Accounting Standards Codification 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Municipal bonds are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term tax exempt investments are categorized in Level 2. Securities that are fair valued by the Valuation Committee of First Investors Management Company, Inc. (“FIMCO”) may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

119

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2014

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Funds’ investments as of December 31, 2014:

	Level 1	Level 2	Level 3
Investments in Municipal Bonds:*
Tax Exempt Income	—	$660,700,059	—
Tax Exempt Opportunities	—	266,957,516	—
California	—	48,204,230	—
Connecticut	—	34,805,901	—
Massachusetts	—	22,108,438	—
Michigan	—	20,033,053	—
Minnesota	—	21,993,429	—
New Jersey	—	49,456,226	—
New York	—	153,415,710	—
North Carolina	—	20,053,415	—
Ohio	—	22,170,658	—
Oregon	—	49,132,585	—
Pennsylvania	—	36,549,453	—
Virginia	—	40,271,058	—
Investments in Short-Term Tax Exempt Investments:
Tax Exempt Opportunities	—	$100,000	—
Massachusetts	—	500,000	—
Oregon	—	500,000	—

*The Portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 or Level 2 by the Funds during the year ended December 31, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

B. Federal Income Taxes—No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, such taxes. At December 31, 2014, capital loss carryovers were as follows:

120

		Year Capital Loss		Not Subject
		Carryovers Expire		to Expiration
Fund	Total	2015	2017	Short-Term	Long-Term
Tax Exempt Income	$9,815,263	$ —	$ —	$7,873,827	$1,941,436
Tax Exempt Opportunities	6,067,350	—	—	4,966,361	1,100,989
California	1,209,332	—	—	659,782	549,550
Connecticut	563,350	—	—	140,871	422,479
Massachusetts	545,518	—	—	307,828	237,690
Michigan	135,153	—	—	—	135,153
Minnesota	292,118	24,765	—	267,353	—
New Jersey	715,823	—	—	—	715,823
New York	3,844,190	—	634,149	1,454,253	1,755,788
North Carolina	380,385	—	—	75,629	304,756
Ohio	271,589	—	—	271,589	—
Oregon	1,266,162	—	—	591,549	674,613
Pennsylvania	293,290	—	—	—	293,290
Virginia	1,326,475	—	289,554	538,179	498,742

As a result of the passage of the Regulated Investment Company Modernization Act of 2010 (“Modernization Act of 2010”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized prior to capital loss carryovers occurring prior to the enactment of the Modernization Act of 2010.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2011–2013, or expected to be taken in the Funds’ 2014 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, New York State and New York City; however, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C. Distributions to Shareholders—Dividends from net investment income of the Funds are declared daily and paid monthly and distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, post-October losses and net operating losses.

121

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2014

D. Expense Allocation/Class Allocation—Expenses directly charged or attributable to a Fund or Class are paid from the assets of that Fund or Class, respectively. General expenses of the Trust are allocated among and charged to the assets of each Fund in the Trust on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Other—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes, which is trade date. Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregate assets for these transactions. Cost is determined, and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Bond premiums and discounts on securities are accreted or amortized using the interest method. Interest income on zero coupon bonds is accrued daily at the effective interest rate. Estimated expenses are accrued daily. For the year ended December 31, 2014, The Bank of New York Mellon, custodian of the Funds, has provided credits in the amount of $3,536 against custodian charges based on uninvested cash balances of the Funds.

F. Derivatives—The Funds may invest in derivatives such as futures contracts, options on futures contracts (“options”), inverse floating rate securities (“inverse floaters”), interest rate swap agreements (“swap agreements”) and Municipal Market Data rate locks (“MMD Rate Locks”) to increase income, hedge against changes in interest rates or enhance potential return.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for, among other purposes, the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%–5% or less of the contract value. This amount is known as “initial margin.”

122

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund’s obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the ability of the Funds’ investment adviser, FIMCO to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO’s prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. At December 31, 2014, the Funds had no outstanding investments in futures contracts or options; however, some of the Funds invested in futures contracts during the year ended December 31, 2014.

Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but

123

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2014

decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds’ investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “floating rate notes issued” in the Statements of Assets and Liabilities. The notes issued by the trusts have interest rates that generally reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the floating rate notes, are included in the Statements of Operations. For the year ended December 31, 2014, the Funds had no investments in inverse floaters that were acquired through exchanges with trusts.

Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of their bond portfolios. Swap agreements are marked-to-market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statements of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statements of Assets and Liabilities. These risks include failure of the counterparty to perform under the contract’s terms and the possible lack of liquidity with respect to the swap agreements. For the year ended December 31, 2014, the Funds had no investments in swap agreements.

An MMD Rate Lock permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. MMD Rate Locks may be used for hedging purposes. There is no payment made or received at inception of the MMD Rate Lock. The net amount of the excess, if any, of a Fund’s obligations over

124

its entitlements with respect to an MMD Rate Lock will be accrued on a daily basis and an amount of liquid assets that have an aggregate net asset value at least equal to the accrued excess will be maintained in a separate account by the Fund. In entering into MMD Rate Locks, there is a risk that municipal yields will move in the direction opposite the direction anticipated by a Fund. The use of MMD Rate Locks is a highly specialized activity that involves investment techniques and risks different than those associated with ordinary portfolio securities transactions. If the other party to an MMD Rate Lock defaults, a Fund’s risk of loss consists of the amount of payments that the Fund contractually is entitled to receive. For the year ended December 31, 2014, the Funds had no investments in MMD Rate Locks.

For the year ended December 31, 2014, the effect of derivative instruments in the Statements of Operations is as follows:

Net Realized
Gain/(Loss) on
Fund	Futures Contracts
Tax Exempt Opportunities	$(56,790)
California	(4,528)
Massachusetts	(4,290)
New York	(15,014)
Oregon	(4,766)
Pennsylvania	(3,574)
Virginia	(7,864)

G. Use of Estimates—The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2. Capital—The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust. Each Fund has designated four classes of shares, Class A, Class B, Advisor Class and Institutional Class shares (each, a “Class”). Institutional Class and Advisor Class shares were made available for sale to the public starting May 1, 2013 and October 1, 2013, respectively. Not all classes of shares of each Fund may be available in all jurisdictions. Each share of each Class has an equal beneficial interest in the assets, has identical voting, dividend, liquidation and other rights and is subject to the same terms and conditions except that expenses allocated to a Class may be borne solely by that

125

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2014

Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. The shares sold by the Funds have a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 5. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. There are no sales charges or distribution plan fees associated with the purchase of Advisor Class and Institutional Class shares. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

3. Concentration of Credit Risk—The Funds invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in a state, industry or region. Since each Single State Tax Exempt Fund generally invests in the municipal securities of a particular state, each of these Funds is vulnerable to events in that particular state that could reduce the value of municipal securities issued within the state, including erosion of taxes or other revenues supporting debt obligations, failure of the revenue generated to meet levels sufficient to satisfy debt obligations, state budget deficits and other related financial difficulties.

4. Security Transactions—For the year ended December 31, 2014, purchases and sales of municipal securities, other than short-term municipal notes, were as follows:

	Cost of	Proceeds
Fund	Purchases	of Sales
Tax Exempt Income	$70,306,090	$71,512,543
Tax Exempt Opportunities	181,235,442	192,360,415
California	21,859,125	22,601,222
Connecticut	7,140,039	6,532,455
Massachusetts	2,443,754	3,823,999
Michigan	10,931,921	12,080,326
Minnesota	2,467,798	1,721,899
New Jersey	14,980,651	15,908,589
New York	42,582,442	47,625,292
North Carolina	2,355,245	6,830,235
Ohio	17,757,636	17,898,994
Oregon	12,094,475	12,548,266
Pennsylvania	14,433,355	14,927,617
Virginia	15,211,276	15,814,551

126

At December 31, 2014, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

		Gross	Gross	Net
	Aggregate	Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Tax Exempt Income	$581,718,918	$78,981,141	$ —	$78,981,141
Tax Exempt Opportunities	238,551,313	28,543,498	37,295	28,506,203
California	42,788,231	5,415,999	—	5,415,999
Connecticut	31,757,039	3,051,144	2,282	3,048,862
Massachusetts	19,973,732	2,634,706	—	2,634,706
Michigan	17,848,630	2,184,423	—	2,184,423
Minnesota	19,870,131	2,123,298	—	2,123,298
New Jersey	44,324,066	5,132,160	—	5,132,160
New York	136,070,327	17,345,383	—	17,345,383
North Carolina	17,752,710	2,300,705	—	2,300,705
Ohio	20,001,513	2,169,145	—	2,169,145
Oregon	44,682,613	4,952,254	2,282	4,949,972
Pennsylvania	32,411,058	4,138,395	—	4,138,395
Virginia	36,461,915	3,809,246	103	3,809,143

5. Advisory Fee and Other Transactions With Affiliates—Certain officers of the Trust are officers of the Trust’s investment adviser, FIMCO, its underwriter, First Investors Corporation (“FIC”) and/or its transfer agent, Administrative Data Management Corp. (“ADM”). Trustees of the Trust who are not officers or directors of FIMCO or its affiliates are remunerated by the Funds. For the year ended December 31, 2014, total trustees fees accrued by the Funds amounted to $78,302.

The Investment Advisory Agreements provide as compensation to FIMCO for each Fund, an annual fee, payable monthly, at the rate of .60% on the first $500 million of the average daily net assets of each Fund, declining by .02% on each $500 million thereafter, down to .54% on average daily net assets over $1.5 billion. For the year ended December 31, 2014, FIMCO has voluntarily waived advisory fees in excess of .55% for the Tax Exempt Income and Tax Exempt Opportunities Funds and .53% for each of the single State Tax Exempt Funds. For the year ended December 31, 2014, advisory fees accrued by the Funds to FIMCO were $8,664,543 of which $797,183 was waived as noted above.

For the year ended December 31, 2014, FIC, as underwriter, received $2,364,011 in commissions from the sale of shares of the Funds after allowing $151,760 to other dealers.

127

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2014

ADM has entered into an agreement with the Funds to limit the transfer agency expenses for Advisor Class and Institutional Class shares to the extent that transfer agency expenses exceed .20% and .05% of the Advisor Class and Institutional Class shares average daily net assets, respectively. The agreement expires on May 1, 2015. ADM can be reimbursed by each Class within three years after the date the expense limitation has been made by ADM, provided that such repayment does not cause the transfer agency expenses of Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to May 1, 2015, with the approval of the Board. For the year ended December 31, 2014, shareholder servicing costs included $727,389 in transfer agent fees accrued to ADM by all classes of which $41 was waived as noted above.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares and up to 1% of the average daily net assets of the Class B shares, on an annual basis, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the year ended December 31, 2014, total distribution plan fees accrued to FIC by the Funds amounted to $4,350,643.

6. Tax Components of Capital and Distributions to Shareholders—The tax character of distributions declared for the years ended December 31, 2014 and December 31, 2013 were as follows:

	Year Ended December 31, 2014				Year Ended December 31, 2013
	Distributions Declared from				Distributions Declared from
			Long-Term				Long-Term
	Tax-Exempt	Ordinary	Capital		Tax-Exempt	Ordinary	Capital
Fund	Income	Income	Gain	Total	Income	Income	Gain	Total
Tax Exempt
Income	$25,841,999	$69,334	$—	$25,911,333	$26,854,132	$56,014	$—	$26,910,146
Tax Exempt
Opportunities	8,527,988	14,276	—	8,542,264	8,823,759	12,711	—	8,836,470
California	1,628,085	1,168	—	1,629,253	1,579,361	955	—	1,580,316
Connecticut	1,161,038	1,174	—	1,162,212	1,193,897	818	—	1,194,715
Massachusetts	738,683	210	—	738,893	836,793	352	—	837,145
Michigan	745,398	3,941	—	749,339	796,579	2,055	3,546	802,180
Minnesota	734,262	132	—	734,394	777,223	113	—	777,336
New Jersey	1,811,692	375	—	1,812,067	1,996,432	530	—	1,996,962
New York	5,568,647	43,826	—	5,612,473	5,861,393	12,463	—	5,873,856
North Carolina	758,075	506	—	758,581	936,462	478	—	936,940
Ohio	768,478	1,060	—	769,538	801,975	1,670	—	803,645
Oregon	1,635,773	2,419	—	1,638,192	1,693,502	2,417	—	1,695,919
Pennsylvania	1,344,772	1,998	—	1,346,770	1,422,035	1,100	—	1,423,135
Virginia	1,332,110	17,555	—	1,349,665	1,333,983	6,800	—	1,340,783

128

As of December 31, 2014, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed
	Tax-Exempt	Taxable	Capital	Other		Total
	Ordinary	Ordinary	Loss	Accumulated	Unrealized	Distributable
Fund	Income	Income	Carryover	Losses*	Appreciation	Earnings**
Tax Exempt Income	$1,128,680	$—	$(9,815,263)	$(1,291)	$78,981,141	$70,293,267
Tax Exempt Opportunities	858,236	—	(6,067,350)	—	28,506,203	23,297,089
California	111,304	—	(1,209,332)	—	5,415,999	4,317,971
Connecticut	2,359	—	(563,350)	—	3,048,862	2,487,871
Massachusetts	2,102	—	(545,518)	—	2,634,706	2,091,290
Michigan	27,525	—	(135,153)	—	2,184,423	2,076,795
Minnesota	4,060	—	(292,118)	—	2,123,298	1,835,240
New Jersey	6,133	—	(715,823)	—	5,132,160	4,422,470
New York	210,902	—	(3,844,190)	(46,492)	17,345,383	13,665,603
North Carolina	12,221	—	(380,385)	—	2,300,705	1,932,541
Ohio	7,842	—	(271,589)	(3,744)	2,169,145	1,901,654
Oregon	32,568	—	(1,266,162)	—	4,949,972	3,716,378
Pennsylvania	42,973	—	(293,290)	—	4,138,395	3,888,078
Virginia	5,078	—	(1,326,475)	—	3,809,143	2,487,746

*Other accumulated losses consist of late loss deferrals and post-October loss deferrals, which are utilized on the first day of the Funds’ next fiscal year.

**Differences between book distributable earnings and tax distributable earnings consist of primarily of post-October losses and amortization of bond premium and discounts.

7. Subsequent Events—Subsequent events occurring after December 31, 2014, have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

129

Financial Highlights
FIRST INVESTORS TAX EXEMPT FUNDS

The following table sets forth the per share operating data for a share outstanding, total return, ratios to average net assets and other supplemental data for each year ended December 31, except as otherwise indicated.

				P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
						Less Distributions												Ratio to Average Net
		Investment Operations				from						Ratio to Average						Assets Before Expenses
	Net Asset			Net Realized					Net Asset			Net Assets**						Waived or Assumed
	Value,	Net		and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Year	After Fee		Before Fee		Investment				Investment		Turnover
	of Year	Income		Investments	Operations	Income	Gain	Distributions	Year	Return *	(in thousands)	Credits		Credits	(a)	Income		Expenses		Income		Rate
TAX EXEMPT INCOME FUND
Class A
2010	$ 9.80	$.424		$(.346)	$.078	$.426	$.012	$.438	$9.44	.71%	$686,589.96%			.96%		4.30%		1.00%		4.26%		18%
2011	9.44	.421		.530	.951	.421	—	.421	9.97	10.32	706,877.96			.96		4.37		1.01		4.32		15
2012	9.97	.408		.304	.712	.412	—	.412	10.27	7.23	723,256.95			.96		3.99		1.00		3.94		10
2013	10.27	.398		(.719)	(.321)	.389	—	.389	9.56	(3.18)	640,625.96			.96		4.01		1.00		3.97		12
2014	9.56	.395	^	.444	.839	.389	—	.389	10.01	8.88	645,294.95			.95		3.99		1.00		3.94		11
Class B
2010	9.78	.364		(.346)	.018	.356	.012	.368	9.43	.11	4,081	1.66		1.66		3.60		1.70		3.56		18
2011	9.43	.382		.490	.872	.352	—	.352	9.95	9.43	2,157	1.66		1.66		3.67		1.71		3.62		15
2012	9.95	.358		.294	.652	.342	—	.342	10.26	6.62	1,610	1.65		1.66		3.29		1.70		3.24		10
2013	10.26	.327		(.728)	(.401)	.319	—	.319	9.54	(3.96)	1,431	1.70		1.70		3.28		1.74		3.24		12
2014	9.54	.320	^	.449	.769	.319	—	.319	9.99	8.14	1,403	1.70		1.70		3.24		1.75		3.19		11
Advisor Class
2013 ■	10.31	.241		(.753)	(.512)	.258	—	.258	9.54	(4.97)†	1.81		††	.81	††	4.16	††	.85	††	4.12	††	12
2014	9.54	.422	^	.442	.864	.404	—	.404	10.00	9.17	18,887.64			.64		4.24		.68		4.20		11
Institutional Class
2013 ■	10.31	.280		(.762)	(.482)	.258	—	.258	9.57	(4.68)†	1.66		††	.66	††	4.31	††	.70	††	4.27	††	12
2014	9.57	.437	^	.427	.864	.404	—	.404	10.03	9.14	5,667.63			.63		4.36		.67		4.32		11
TAX EXEMPT OPPORTUNITIES FUND
Class A
2010	$15.96	$.604		$(.483)	$.121	$.616	$.285	$.901	$15.18	.67%	$192,875	1.01%		1.01%		3.75%		1.06%		3.70%		107%
2011	15.18	.604		1.143	1.747	.607	—	.607	16.32	11.76	221,961	1.01		1.01		3.87		1.06		3.82		91
2012	16.32	.541		.901	1.442	.547	.055	.602	17.16	8.92	294,784	1.00		1.00		3.17		1.05		3.12		90
2013	17.16	.539		(1.381)	(.842)	.508	—	.508	15.81	(4.97)	258,898	1.01		1.01		3.27		1.06		3.22		84
2014	15.81	.552	^	1.241	1.793	.533	—	.533	17.07	11.46	265,621.99			.99		3.31		1.04		3.26		70
Class B
2010	15.96	.511		(.503)	.008	.513	.285	.798	15.17	(.04)	5,860	1.71		1.71		3.05		1.76		3.00		107
2011	15.17	.515		1.127	1.642	.502	—	.502	16.31	11.03	4,458	1.71		1.71		3.17		1.76		3.12		91
2012	16.31	.428		.888	1.316	.441	.055	.496	17.13	8.14	4,220	1.70		1.70		2.47		1.75		2.42		90
2013	17.13	.437		(1.395)	(.958)	.402	—	.402	15.77	(5.65)	2,891	1.73		1.73		2.53		1.78		2.48		84
2014	15.77	.429	^	1.238	1.667	.427	—	.427	17.01	10.66	2,779	1.72		1.72		2.59		1.77		2.54		70
Advisor Class
2013 ■	17.30	.338		(1.510)	(1.172)	.338	—	.338	15.79	(6.78)†	1.84		††	.84	††	3.44	††	.89	††	3.39	††	84
2014	15.79	.583	^	1.221	1.804	.544	—	.544	17.05	11.55	3,684.78			.78		3.46		.83		3.41		70
Institutional Class
2013 ■	17.30	.385		(1.507)	(1.122)	.338	—	.338	15.84	(6.49)†	1.69		††	.69	††	3.59	††	.74	††	3.54	††	84
2014	15.84	.568	^	1.246	1.814	.544	—	.544	17.11	11.57	1.66			.66		3.64		.71		3.59		70

130	131

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

				P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
						Less Distributions												Ratio to Average Net
		Investment Operations				from						Ratio to Average						Assets Before Expenses
	Net Asset			Net Realized					Net Asset			Net Assets**						Waived or Assumed
	Value,	Net		and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Year	After Fee		Before Fee		Investment				Investment		Turnover
	of Year	Income		Investments	Operations	Income	Gain	Distributions	Year	Return *	(in thousands)	Credits		Credits	(a)	Income		Expenses		Income		Rate
SINGLE STATE TAX EXEMPT FUND
CALIFORNIA FUND
Class A
2010	$12.10	$.479		$(.408)	$.071	$.480	$.021	$.501	$11.67	.50%	$31,423	1.03%		1.03%		3.94%		1.08%		3.89%		42%
2011	11.67	.476		.704	1.180	.480	—	.480	12.37	10.35	35,628	1.04		1.04		4.00		1.09		3.95		20
2012	12.37	.449		.595	1.044	.454	—	.454	12.96	8.53	47,811	1.01		1.01		3.49		1.06		3.44		26
2013	12.96	.426	^	(.798)	(.372)	.408	—	.408	12.18	(2.91)	46,231	1.00		1.00		3.41		1.06		3.35		56
2014	12.18	.448	^	.831	1.279	.439	—	.439	13.02	10.62	47,909.99			.99		3.51		1.06		3.44		47
Class B
2010	12.11	.426		(.438)	(.012)	.397	.021	.418	11.68	(.18)	675	1.73		1.73		3.24		1.78		3.19		42
2011	11.68	.537		.550	1.087	.397	—	.397	12.37	9.49	269	1.74		1.74		3.30		1.79		3.25		20
2012	12.37	.362		.589	.951	.371	—	.371	12.95	7.75	279	1.71		1.71		2.79		1.76		2.74		26
2013	12.95	.326	^	(.791)	(.465)	.325	—	.325	12.16	(3.63)	65	1.75		1.75		2.60		1.81		2.54		56
2014	12.16	.346	^	.830	1.176	.356	—	.356	12.98	9.76	22	1.83		1.83		2.73		1.90		2.66		47
Advisor Class
2013 ■	13.07	.265	^	(.905)	(.640)	.270	—	.270	12.16	(4.89)†	1.85		††	.85	††	3.56	††	.91	††	3.50	††	56
2014	12.16	.481	^	.824	1.305	.465	—	.465	13.00	10.86	804.69			.69		3.73		.76		3.66		47
Institutional Class
2013 ■	13.07	.311	^	(.911)	(.600)	.270	—	.270	12.20	(4.58)†	1.70		††	.70	††	3.71	††	.76	††	3.65	††	56
2014	12.20	.456	^	.849	1.305	.465	—	.465	13.04	10.82	1.67			.67		3.83		.74		3.76		47
CONNECTICUT FUND
Class A
2010	$13.39	$.502		$(.465)	$.037	$.507	$ —	$.507	$12.92	.20%	$33,912	1.02%		1.02%		3.74%		1.07%		3.69%		15%
2011	12.92	.500		.822	1.322	.502	—	.502	13.74	10.45	34,671	1.02		1.02		3.78		1.07		3.73		30
2012	13.74	.472		.423	.895	.473	.092	.565	14.07	6.58	35,957	1.00		1.00		3.35		1.05		3.30		24
2013	14.07	.464		(1.041)	(.577)	.463	—	.463	13.03	(4.16)	32,100	1.01		1.01		3.43		1.07		3.37		23
2014	13.03	.451	^	.687	1.138	.458	—	.458	13.71	8.83	34,767.99			.99		3.33		1.06		3.26		19
Class B
2010	13.37	.411		(.470)	(.059)	.411	—	.411	12.90	(.52)	888	1.72		1.72		3.04		1.77		2.99		15
2011	12.90	.411		.823	1.234	.404	—	.404	13.73	9.73	689	1.72		1.72		3.08		1.77		3.03		30
2012	13.73	.372		.416	.788	.376	.092	.468	14.05	5.78	764	1.70		1.70		2.65		1.75		2.60		24
2013	14.05	.364		(1.038)	(.674)	.366	—	.366	13.01	(4.85)	791	1.74		1.74		2.70		1.80		2.64		23
2014	13.01	.352	^	.686	1.038	.358	—	.358	13.69	8.05	837	1.72		1.72		2.60		1.79		2.53		19
Advisor Class
2013 ■	14.08	.283		(1.045)	(.762)	.308	—	.308	13.01	(5.43)†	1.87		††	.87	††	3.57	††	.93	††	3.51	††	23
2014	13.01	.363	^	.745	1.108	.458	—	.458	13.66	8.61	6.85			.85		3.47		.92		3.40		19
Institutional Class
2013 ■	14.08	.337		(1.049)	(.712)	.308	—	.308	13.06	(5.07)†	1.72		††	.72	††	3.72	††	.78	††	3.66	††	23
2014	13.06	.479	^	.689	1.168	.458	—	.458	13.77	9.04	1.68			.68		3.64		.75		3.57		19

132	133

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

				P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
						Less Distributions												Ratio to Average Net
		Investment Operations				from						Ratio to Average						Assets Before Expenses
	Net Asset			Net Realized					Net Asset			Net Assets**						Waived or Assumed
	Value,	Net		and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Year	After Fee		Before Fee		Investment				Investment		Turnover
	of Year	Income		Investments	Operations	Income	Gain	Distributions	Year	Return *	(in thousands)	Credits		Credits	(a)	Income		Expenses		Income		Rate
MASSACHUSETTS FUND
Class A
2010	$11.70	$.456		$(.406)	$.050	$.450	$ —	$.450	$11.30	.35%	$24,258	1.05%		1.05%		3.88%		1.10%		3.83%		20%
2011	11.30	.446		.786	1.232	.452	—	.452	12.08	11.15	25,190	1.05		1.05		3.84		1.10		3.79		37
2012	12.08	.418		.426	.844	.418	.066	.484	12.44	7.05	25,802	1.04		1.04		3.36		1.09		3.31		44
2013	12.44	.392		(.944)	(.552)	.408	—	.408	11.48	(4.49)	22,164	1.07		1.07		3.29		1.13		3.23		52
2014	11.48	.395	^	.699	1.094	.394	—	.394	12.18	9.63	22,580	1.08		1.08		3.30		1.15		3.23		11
Class B
2010	11.71	.412		(.450)	(.038)	.372	—	.372	11.30	(.41)	697	1.75		1.75		3.18		1.80		3.13		20
2011	11.30	.441		.713	1.154	.374	—	.374	12.08	10.40	418	1.75		1.75		3.14		1.80		3.09		37
2012	12.08	.374		.372	.746	.340	.066	.406	12.42	6.22	337	1.74		1.74		2.66		1.79		2.61		44
2013	12.42	.373		(1.003)	(.630)	.330	—	.330	11.46	(5.13)	230	1.79		1.79		2.57		1.85		2.51		52
2014	11.46	.309	^	.706	1.015	.315	—	.315	12.16	8.93	231	1.79		1.79		2.58		1.86		2.51		11
Advisor Class
2013 ■	12.47	.243		(.982)	(.739)	.271	—	.271	11.46	(5.93)†	1.91		††	.91	††	3.45	††	.97	††	3.39	††	52
2014	11.46	.425	^	.703	1.128	.408	—	.408	12.18	9.95	69.78			.78		3.51		.85		3.44		11
Institutional Class
2013 ■	12.47	.275		(.984)	(.709)	.271	—	.271	11.49	(5.69)†	1.76		††	.76	††	3.60	††	.82	††	3.54	††	52
2014	11.49	.419	^	.709	1.128	.408	—	.408	12.21	9.91	1.75			.75		3.63		.82		3.56		11
MICHIGAN FUND
Class A
2010	$12.12	$.479		$(.340)	$.139	$.486	$.123	$.609	$11.65	1.07%	$25,111	1.04%		1.04%		3.92%		1.09%		3.87%		36%
2011	11.65	.474		.826	1.300	.477	.023	.500	12.45	11.40	22,340	1.07		1.07		3.96		1.12		3.91		25
2012	12.45	.452		.439	.891	.448	.033	.481	12.86	7.24	23,453	1.05		1.05		3.54		1.10		3.49		28
2013	12.86	.451		(1.188)	(.737)	.443	—	.443	11.68	(5.81)	19,867	1.06		1.06		3.69		1.12		3.63		17
2014	11.68	.448	^	.790	1.238	.448	—	.448	12.47	10.75	20,149	1.06		1.06		3.68		1.13		3.61		54
Class B
2010	12.11	.399		(.344)	.055	.402	.123	.525	11.64	.38	504	1.74		1.74		3.22		1.79		3.17		36
2011	11.64	.401		.805	1.206	.393	.023	.416	12.43	10.55	254	1.77		1.77		3.26		1.82		3.21		25
2012	12.43	.362		.445	.807	.364	.033	.397	12.84	6.55	259	1.75		1.75		2.84		1.80		2.79		28
2013	12.84	.363		(1.184)	(.821)	.359	—	.359	11.66	(6.47)	201	1.80		1.80		2.95		1.86		2.89		17
2014	11.66	.361	^	.773	1.134	.364	—	.364	12.43	9.83	197	1.78		1.78		2.97		1.85		2.90		54
Advisor Class
2013 ■	12.79	.291		(1.118)	(.827)	.293	—	.293	11.67	(6.48)†	1.90		††	.90	††	3.85	††	.96	††	3.79	††	17
2014	11.67	.485	^	.831	1.316	.466	—	.466	12.52	11.45	37.72			.72		3.96		.79		3.89		54
Institutional Class
2013 ■	12.79	.308		(1.115)	(.807)	.293	—	.293	11.69	(6.32)†	1.75		††	.75	††	4.00	††	.81	††	3.94	††	17
2014	11.69	.451	^	.795	1.246	.466	—	.466	12.47	10.81	1.74			.74		4.00		.81		3.93		54

134	135

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

				P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
						Less Distributions												Ratio to Average Net
		Investment Operations				from						Ratio to Average						Assets Before Expenses
	Net Asset			Net Realized					Net Asset			Net Assets**						Waived or Assumed
	Value,	Net		and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Year	After Fee		Before Fee		Investment				Investment		Turnover
	of Year	Income		Investments	Operations	Income	Gain	Distributions	Year	Return*	(in thousands)	Credits		Credits(a)		Income		Expenses		Income		Rate
MINNESOTA FUND
Class A
2010	$12.06	$.440		$(.356)	$.084	$.434	—	$.434	$11.71	.63%	$21,784	1.05%		1.05%		3.63%		1.10%		3.58%		30%
2011	11.71	.441		.793	1.234	.444	—	.444	12.50	10.74	23,571	1.04		1.04		3.66		1.09		3.61		11
2012	12.50	.429		.391	.820	.440	—	.440	12.88	6.63	24,579	1.03		1.03		3.35		1.08		3.30		5
2013	12.88	.416		(.806)	(.390)	.420	—	.420	12.07	(3.07)	20,802	1.08		1.08		3.34		1.14		3.28		24
2014	12.07	.421	^	.439	.860	.420	—	.420	12.51	7.20	21,646	1.04		1.04		3.39		1.11		3.32		8
Class B
2010	12.06	.412		(.406)	.006	.356	—	.356	11.71	(.02)	144	1.75		1.75		2.93		1.80		2.88		30
2011	11.71	.504		.642	1.146	.366	—	.366	12.49	9.94	67	1.74		1.74		2.96		1.79		2.91		11
2012	12.49	.311		.421	.732	.362	—	.362	12.86	5.91	79	1.73		1.73		2.65		1.78		2.60		5
2013	12.86	.336		(.824)	(.488)	.342	—	.342	12.03	(3.84)	67	1.87		1.87		2.55		1.93		2.49		24
2014	12.03	.322	^	.440	.762	.342	—	.342	12.45	6.39	68	1.83		1.83		2.60		1.90		2.53		8
Advisor Class
2013 ■	12.89	.261		(.822)	(.561)	.279	—	.279	12.05	(4.35)†	1.93		††	.93	††	3.49	††	.99	††	3.43	††	24
2014	12.05	.447	^	.437	.884	.434	—	.434	12.50	7.42	141.79			.79		3.59		.86		3.52		8
Institutional Class
2013 ■	12.89	.287		(.818)	(.531)	.279	—	.279	12.08	(4.12)†	1.78		††	.78	††	3.64	††	.84	††	3.58	††	24
2014	12.08	.445	^	.439	.884	.434	—	.434	12.53	7.40	1.73			.73		3.70		.80		3.63		8
NEW JERSEY FUND
Class A
2010	$13.02	$.521		$(.453)	$.068	$.518	$ —	$.518	$12.57	.44%	$52,542.99%			.99%		3.99%		1.04%		3.94%		21%
2011	12.57	.523		.779	1.302	.522	—	.522	13.35	10.60	53,470.99			.99		4.07		1.04		4.02		12
2012	13.35	.497		.366	.863	.517	.026	.543	13.67	6.52	56,669.98			.98		3.63		1.03		3.58		24
2013	13.67	.488		(1.067)	(.579)	.491	—	.491	12.60	(4.31)	48,023.99			.99		3.72		1.05		3.66		29
2014	12.60	.475	^	.618	1.093	.473	—	.473	13.22	8.78	49,263.97			.97		3.64		1.04		3.57		30
Class B
2010	13.02	.448		(.479)	(.031)	.429	—	.429	12.56	(.31)	1,285	1.69		1.69		3.29		1.74		3.24		21
2011	12.56	.490		.723	1.213	.433	—	.433	13.34	9.85	779	1.69		1.69		3.37		1.74		3.32		12
2012	13.34	.398		.366	.764	.428	.026	.454	13.65	5.77	813	1.68		1.68		2.93		1.73		2.88		24
2013	13.65	.403		(1.091)	(.688)	.402	—	.402	12.56	(5.11)	645	1.74		1.74		2.96		1.80		2.90		29
2014	12.56	.371	^	.630	1.001	.381	—	.381	13.18	8.04	534	1.76		1.76		2.85		1.83		2.78		30
Advisor Class
2013 ■	13.73	.293		(1.127)	(.834)	.326	—	.326	12.57	(6.09)†	1.84		††	.84	††	3.87	††	.90	††	3.81	††	29
2014	12.57	.506	^	.616	1.122	.492	—	.492	13.20	9.04	478.67			.67		3.86		.74		3.79		30
Institutional Class
2013 ■	13.73	.342		(1.126)	(.784)	.326	—	.326	12.62	(5.72)†	1.69		††	.69	††	4.02	††	.75	††	3.96	††	29
2014	12.62	.473	^	.629	1.102	.492	—	.492	13.23	8.83	1.66			.66		3.95		.73		3.88		30

136	137

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

				P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
						Less Distributions												Ratio to Average Net
		Investment Operations				from						Ratio to Average						Assets Before Expenses
	Net Asset			Net Realized					Net Asset			Net Assets**						Waived or Assumed
	Value,	Net		and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Year	After Fee		Before Fee		Investment				Investment		Turnover
	of Year	Income		Investments	Operations	Income	Gain	Distributions	Year	Return*	(in thousands)	Credits		Credits(a)		Income		Expenses		Income		Rate
NEW YORK FUND
Class A
2010	$14.41	$.576		$(.450)	$.126	$.576	—	$.576	$13.96	.79%	$149,798.97%			.97%		3.97%		1.02%		3.92%		29%
2011	13.96	.579		.860	1.439	.579	—	.579	14.82	10.54	159,525.97			.97		4.05		1.02		4.00		25
2012	14.82	.556		.405	.961	.571	—	.571	15.21	6.55	171,448.96			.97		3.66		1.02		3.61		26
2013	15.21	.535		(1.101)	(.566)	.524	—	.524	14.12	(3.78)	152,201.96			.96		3.65		1.02		3.59		45
2014	14.12	.539	^	.712	1.251	.531	—	.531	14.84	8.96	149,367.94			.94		3.69		1.01		3.62		28
Class B
2010	14.40	.481		(.447)	.034	.474	—	.474	13.96	.16	1,453	1.67		1.67		3.27		1.72		3.22		29
2011	13.96	.487		.840	1.327	.477	—	.477	14.81	9.68	1,123	1.67		1.67		3.35		1.72		3.30		25
2012	14.81	.445		.414	.859	.469	—	.469	15.20	5.84	1,638	1.66		1.67		2.96		1.72		2.91		26
2013	15.20	.428		(1.107)	(.679)	.421	—	.421	14.10	(4.52)	1,335	1.68		1.68		2.92		1.74		2.86		45
2014	14.10	.433	^	.714	1.147	.427	—	.427	14.82	8.21	1,307	1.67		1.67		2.96		1.74		2.89		28
Advisor Class
2013 ■	15.26	.329		(1.151)	(.822)	.348	—	.348	14.09	(5.40)†	1.81		††	.81	††	3.80	††	.87	††	3.74	††	45
2014	14.09	.573	^	.697	1.270	.550	—	.550	14.81	9.13	3,581.64			.64		3.89		.71		3.82		28
Institutional Class
2013 ■	15.26	.384		(1.156)	(.772)	.348	—	.348	14.14	(5.06)†	1.66		††	.66	††	3.95	††	.72	††	3.89	††	45
2014	14.14	.554	^	.716	1.270	.550	—	.550	14.86	9.09	1.62			.62		4.01		.69		3.94		28
NORTH CAROLINA FUND
Class A
2010	$13.52	$.520		$(.408)	$.112	$.519	$.013	$.532	$13.10	.74%	$23,224	1.03%		1.03%		3.80%		1.08%		3.75%		18%
2011	13.10	.524		.898	1.422	.522	—	.522	14.00	11.08	25,331	1.02		1.02		3.89		1.07		3.84		21
2012	14.00	.503		.415	.918	.518	—	.518	14.40	6.63	27,039	1.01		1.01		3.51		1.06		3.46		24
2013	14.40	.504		(1.114)	(.610)	.500	—	.500	13.29	(4.30)	23,349	1.02		1.02		3.64		1.08		3.58		24
2014	13.29	.501	^	.579	1.080	.500	—	.500	13.87	8.22	19,672	1.03		1.03		3.64		1.10		3.57		11
Class B
2010	13.53	.428		(.422)	.006	.423	.013	.436	13.10	(.04)	1,212	1.73		1.73		3.10		1.78		3.05		18
2011	13.10	.448		.888	1.336	.426	—	.426	14.01	10.37	518	1.72		1.72		3.19		1.77		3.14		21
2012	14.01	.410		.402	.812	.422	—	.422	14.40	5.84	424	1.71		1.71		2.81		1.76		2.76		24
2013	14.40	.407		(1.113)	(.706)	.404	—	.404	13.29	(4.96)	284	1.75		1.75		2.89		1.81		2.83		24
2014	13.29	.402	^	.572	.974	.404	—	.404	13.86	7.40	113	1.77		1.77		2.93		1.84		2.86		11
Advisor Class
2013 ■	14.39	.326		(1.104)	(.778)	.332	—	.332	13.28	(5.42)†	1.88		††	.88	††	3.78	††	.94	††	3.72	††	24
2014	13.28	.537	^	.570	1.107	.517	—	.517	13.87	8.43	370.72			.72		3.88		.79		3.81		11
Institutional Class
2013 ■	14.39	.343		(1.101)	(.758)	.332	—	.332	13.30	(5.28)†	1.73		††	.73	††	3.93	††	.79	††	3.87	††	24
2014	13.30	.511	^	.586	1.097	.517	—	.517	13.88	8.34	1.72			.72		3.95		.79		3.88		11

138	139

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

				P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
						Less Distributions												Ratio to Average Net
		Investment Operations				from						Ratio to Average						Assets Before Expenses
	Net Asset			Net Realized					Net Asset			Net Assets**						Waived or Assumed
	Value,	Net		and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Year	After Fee		Before Fee		Investment				Investment		Turnover
	of Year	Income		Investments	Operations	Income	Gain	Distributions	Year	Return *	(in thousands)	Credits		Credits	(a)	Income		Expenses		Income		Rate
OHIO FUND
Class A
2010	$12.47	$.484		$(.369)	$.115	$.488	$.017	$.505	$12.08	.84%	$23,079	1.04%		1.04%		3.85%		1.09%		3.80%		30%
2011	12.08	.486		.599	1.085	.485	—	.485	12.68	9.18	23,155	1.04		1.04		3.95		1.09		3.90		35
2012	12.68	.464		.330	.794	.467	.007	.474	13.00	6.32	24,132	1.03		1.03		3.57		1.08		3.52		28
2013	13.00	.449		(.949)	(.500)	.440	—	.440	12.06	(3.92)	21,506	1.04		1.04		3.58		1.10		3.52		69
2014	12.06	.430	^	.765	1.195	.435	—	.435	12.82	10.04	22,249	1.03		1.03		3.42		1.10		3.35		81
Class B
2010	12.48	.406		(.374)	.032	.405	.017	.422	12.09	.18	566	1.74		1.74		3.15		1.79		3.10		30
2011	12.09	.422		.570	.992	.402	—	.402	12.68	8.36	245	1.74		1.74		3.25		1.79		3.20		35
2012	12.68	.382		.319	.701	.384	.007	.391	12.99	5.57	190	1.73		1.73		2.87		1.78		2.82		28
2013	12.99	.361		(.954)	(.593)	.357	—	.357	12.04	(4.63)	83	1.82		1.82		2.77		1.88		2.71		69
2014	12.04	.320	^	.756	1.076	.346	—	.346	12.77	9.03	79	1.90		1.90		2.56		1.97		2.49		81
Advisor Class
2013 ■	13.06	.279		(1.007)	(.728)	.292	—	.292	12.04	(5.59)†	1.89		††	.89	††	3.73	††	.95	††	3.67	††	69
2014	12.04	.397	^	.758	1.155	.435	—	.435	12.76	9.71	1.89			.89		3.56		.96		3.49		81
Institutional Class
2013 ■	13.06	.305		(1.003)	(.698)	.292	—	.292	12.07	(5.35)†	1.74		††	.74	††	3.88	††	.80	††	3.82	††	69
2014	12.07	.459	^	.756	1.215	.435	—	.435	12.85	10.20	1.72			.72		3.73		.79		3.66		81
OREGON FUND
Class A
2010	$13.31	$.485		$(.397)	$.088	$.487	$.021	$.508	$12.89	.58%	$42,724	1.02%		1.02%		3.61%		1.07%		3.56%		16%
2011	12.89	.483		.935	1.418	.488	—	.488	13.82	11.24	46,952	1.01		1.01		3.65		1.06		3.60		26
2012	13.82	.455		.439	.894	.454	—	.454	14.26	6.51	53,879	1.00		1.00		3.19		1.05		3.14		14
2013	14.26	.450		(1.165)	(.715)	.445	—	.445	13.10	(5.08)	47,716	1.00		1.00		3.29		1.06		3.23		43
2014	13.10	.446	^	.729	1.175	.445	—	.445	13.83	9.06	47,248.99			.99		3.27		1.06		3.20		25
Class B
2010	13.29	.393		(.397)	(.004)	.395	.021	.416	12.87	(.11)	967	1.72		1.72		2.91		1.77		2.86		16
2011	12.87	.392		.924	1.316	.396	—	.396	13.79	10.39	633	1.71		1.71		2.95		1.76		2.90		26
2012	13.79	.355		.443	.798	.358	—	.358	14.23	5.81	563	1.70		1.70		2.49		1.75		2.44		14
2013	14.23	.345		(1.166)	(.821)	.349	—	.349	13.06	(5.83)	450	1.76		1.76		2.54		1.82		2.48		43
2014	13.06	.339	^	.730	1.069	.349	—	.349	13.78	8.25	346	1.77		1.77		2.50		1.84		2.43		25
Advisor Class
2013 ■	14.33	.276		(1.240)	(.964)	.296	—	.296	13.07	(6.74)†	1.84		††	.84	††	3.45	††	.90	††	3.39	††	43
2014	13.07	.481	^	.715	1.196	.466	—	.466	13.80	9.24	2,698.66			.66		3.50		.73		3.43		25
Institutional Class
2013 ■	14.33	.323		(1.237)	(.914)	.296	—	.296	13.12	(6.39)†	1.69		††	.69	††	3.60	††	.75	††	3.54	††	43
2014	13.12	.460	^	.736	1.196	.466	—	.466	13.85	9.21	1.66			.66		3.60		.73		3.53		25

140	141

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

				P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
						Less Distributions												Ratio to Average Net
		Investment Operations				from						Ratio to Average						Assets Before Expenses
	Net Asset			Net Realized					Net Asset			Net Assets**						Waived or Assumed
	Value,	Net		and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Year	After Fee		Before Fee		Investment				Investment		Turnover
	of Year	Income		Investments	Operations	Income	Gain	Distributions	Year	Return *	(in thousands)	Credits		Credits	(a)	Income		Expenses		Income		Rate
PENNSYLVANIA FUND
Class A
2010	$12.99	$.533		$(.364)	$.169	$.531	$.068	$.599	$12.56	1.24%	$38,601	1.01%		1.01%		4.07%		1.06%		4.02%		46%
2011	12.56	.534		.772	1.306	.536	—	.536	13.33	10.64	37,602	1.01		1.01		4.14		1.06		4.09		34
2012	13.33	.505		.490	.995	.530	.015	.545	13.78	7.56	40,210	1.01		1.01		3.69		1.06		3.64		33
2013	13.78	.496		(1.008)	(.512)	.488	—	.488	12.78	(3.77)	35,056	1.00		1.00		3.74		1.07		3.67		41
2014	12.78	.495	^	.723	1.218	.488	—	.488	13.51	9.65	36,354.99			.99		3.72		1.06		3.65		40
Class B
2010	12.99	.479		(.398)	.081	.443	.068	.511	12.56	.56	961	1.71		1.71		3.37		1.76		3.32		46
2011	12.56	.536		.673	1.209	.449	—	.449	13.32	9.81	580	1.71		1.71		3.44		1.76		3.39		34
2012	13.32	.484		.423	.907	.442	.015	.457	13.77	6.88	438	1.71		1.71		2.99		1.76		2.94		33
2013	13.77	.423		(1.043)	(.620)	.400	—	.400	12.75	(4.56)	295	1.80		1.80		2.93		1.87		2.86		41
2014	12.75	.383	^	.728	1.111	.401	—	.401	13.46	8.79	283	1.82		1.82		2.89		1.89		2.82		40
Advisor Class
2013 ■	13.84	.313		(1.060)	(.747)	.323	—	.323	12.77	(5.41)†	1.85		††	.85	††	3.89	††	.92	††	3.82	††	41
2014	12.77	.527	^	.717	1.244	.504	—	.504	13.51	9.86	317.71			.71		3.93		.78		3.86		40
Institutional Class
2013 ■	13.84	.339		(1.066)	(.727)	.323	—	.323	12.79	(5.26)†	1.70		††	.70	††	4.04	††	.77	††	3.97	††	41
2014	12.79	.496	^	.718	1.214	.504	—	.504	13.50	9.60	1.68			.68		4.03		.75		3.96		40
VIRGINIA FUND
Class A
2010	$12.96	$.496		$(.327)	$.169	$.489	—	$.489	$12.64	1.25%	$34,516	1.02%		1.02%		3.81%		1.07%		3.76%		24%
2011	12.64	.493		.759	1.252	.492	—	.492	13.40	10.11	36,247	1.01		1.01		3.80		1.06		3.75		34
2012	13.40	.453		.332	.785	.465	—	.465	13.72	5.92	41,169	1.01		1.01		3.32		1.06		3.27		19
2013	13.72	.438		(1.030)	(.592)	.438	—	.438	12.69	(4.38)	39,638	1.00		1.00		3.32		1.06		3.26		38
2014	12.69	.434	^	.724	1.158	.438	—	.438	13.41	9.23	40,448.99			.99		3.29		1.06		3.22		38
Class B
2010	12.93	.419		(.342)	.077	.397	—	.397	12.61	.54	541	1.72		1.72		3.11		1.77		3.06		24
2011	12.61	.414		.746	1.160	.400	—	.400	13.37	9.35	417	1.71		1.71		3.10		1.76		3.05		34
2012	13.37	.374		.309	.683	.373	—	.373	13.68	5.15	288	1.71		1.71		2.62		1.76		2.57		19
2013	13.68	.368		(1.052)	(.684)	.346	—	.346	12.65	(5.06)	153	1.77		1.77		2.54		1.83		2.48		38
2014	12.65	.322	^	.714	1.036	.346	—	.346	13.34	8.26	108	1.83		1.83		2.45		1.90		2.38		38
Advisor Class
2013 ■	13.78	.259		(1.088)	(.829)	.291	—	.291	12.66	(6.03)†	1.85		††	.85	††	3.47	††	.91	††	3.41	††	38
2014	12.66	.450	^	.702	1.152	.442	—	.442	13.37	9.21	105.80			.80		3.40		.87		3.33		38
Institutional Class
2013 ■	13.78	.321		(1.090)	(.769)	.291	—	.291	12.72	(5.59)†	1.70		††	.70	††	3.62	††	.76	††	3.56	††	38
2014	12.72	.441	^	.721	1.162	.442	—	.442	13.44	9.23	1.67			.67		3.61		.74		3.54		38

* Calculated without sales charges
** Net of expenses waived or assumed by the investment adviser (Note 5)
† Not annualized
†† Annualized
(a) The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).
■ For the period May 1, 2013 (inception of share class) to December 31, 2013.
^ Based on average shares outstanding during the period noted.

142	See notes to financial statements	143

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
First Investors Tax Exempt Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Tax Exempt Income Fund, Tax Exempt Opportunities Fund, and the twelve Funds comprising the Single State Tax Exempt Funds, as of December 31, 2014, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax Exempt Income Fund, Tax Exempt Opportunities Fund, and the twelve Funds comprising the Single State Tax Exempt Funds, as of December 31, 2014, and the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
February 26, 2015

144

FIRST INVESTORS TAX EXEMPT FUNDS
Trustees and Officers*

		Length of
		Time Served	Number of	Other
	Position(s)	(Including with	Portfolios in	Trusteeships/
Name, Year of Birth	Held with	Predecessor	Fund Complex	Directorships
and Address	Funds	Funds)	Overseen	Held

	DISINTERESTED TRUSTEES

Susan E. Artmann (1954)	Trustee	Since 11/1/12	43	None
c/o First Investors
Legal Department
40 Wall Street
New York, NY 10005
Principal Occupation During Past 5 Years:
Retired. Executive Vice President and Chief Financial Officer of HSBC Insurance North America (2012-2013);
Executive Vice President and President of HSBC Taxpayer Financial Services (2008-2011).

Mary J. Barneby (1952)	Trustee	Since 11/1/12	43	None
c/o First Investors
Legal Department
40 Wall Street
New York, NY 10005
Principal Occupation During Past 5 Years:
Chief Executive Officer, Girl Scouts of Connecticut (since October 2012); Executive Director of UBS Financial
Services, Inc. and Head of Stamford Private Wealth Office (2002-2012).

Charles R. Barton, III (1965)	Trustee	Since 1/1/06	43	None
c/o First Investors
Legal Department
40 Wall Street
New York, NY 10005
Principal Occupation During Past 5 Years:
Chief Operating Officer (since 2007), Board Director (since 1989, currently Ex-Officio) and Trustee (since 1994)
of The Barton Group/Barton Mines Corporation (mining and industrial abrasives distribution); President of Noe
Pierson Corporation (land holding and management services provider) (since 2004).

Arthur M. Scutro, Jr. (1941)	Trustee and	Trustee since	43	None
c/o First Investors	Chairman	1/1/06 and
Legal Department		Chairman since
40 Wall Street		1/1/13
New York, NY 10005
Principal Occupation During Past 5 Years:
None/Retired

145

FIRST INVESTORS TAX EXEMPT FUNDS
Trustees and Officers* (continued)

Length of
		Time Served	Number of	Other
	Position	(Including with	Portfolios in	Trusteeships/
Name, Year of Birth	Held with	Predecessor	Fund Complex	Directorships
and Address	Funds	Funds)	Overseen	Held

DISINTERESTED TRUSTEES (continued)

Mark R. Ward (1952)	Trustee	Since 1/1/10	43	None
c/o First Investors
Legal Department
40 Wall Street
New York, NY 10005
Principal Occupation During Past 5 Years:
Self-employed, consultant (since 2008).

146

Length of
		Time Served	Number of	Other
	Position	(Including with	Portfolios in	Trusteeships/
Name, Year of Birth	Held with	Predecessor	Fund Complex	Directorships
and Address	Funds	Funds)	Overseen	Held

OFFICER(S) WHO ARE NOT TRUSTEES

William Lipkus** (1964)	President	Since	N/A	None
c/o First Investors		6/27/14
Legal Department
40 Wall Street
New York, NY 10005
Principal Occupation During Past 5 Years:
Chief Executive Officer, President and Director (since 2012), Treasurer (1999-2013), Chief Financial Officer
(1997-2013) and Chief Administrative Officer (2012-2014) of First Investors Consolidated Corporation; Director
(since 2007), Chairman (since 2012), Chief Administrative Officer (2012-2014) and Chief Financial Officer
(1998-2013) of First Investors Management Company, Inc.; Director (since 2011), Chairman (since 2012), Chief
Financial Officer (1998-2013), Treasurer (1999-2013) and Chief Administrative Officer (2012-2014) of First
Investors Corporation; Chairman (since 2012), Director (since 2007), Chief Administrative Officer (2012-2014),
Treasurer and Chief Financial Officer (1998-2013) of Administrative Data Management Corp.; Director and
Chairman (since 2012), Vice President (1996-2014), Treasurer and Chief Financial Officer (1996-2013) and
Chief Administrative Officer (2012-2014) of First Investors Life Insurance Company; and Board of Managers
and Chairman (since 2012) and Chief Financial Officer (2012-2013) of First Investors Advisory Services, LLC.

Joseph I. Benedek (1957)	Treasurer	Since 1988	N/A	None
c/o First Investors
Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837
Principal Occupation During Past 5 Years:
Treasurer of First Investors Management Company, Inc.

Mary Carty (1950)	Secretary	Since 2010	N/A	None
c/o First Investors
Legal Department
40 Wall Street
New York, NY 10005
Principal Occupation During Past 5 Years:
General Counsel of First Investors Management Company, Inc. and various affiliated companies since
December 2012; Assistant Counsel of First Investors Management Company, Inc. (2010-2012).

147

FIRST INVESTORS TAX EXEMPT FUNDS
Trustees and Officers* (continued)

			Number of	Other
	Position		Portfolios in	Trusteeships/
Name, Year of Birth	Held with	Length of	Fund Complex	Directorships
and Address	Funds	Time Served	Overseen	Held

OFFICER(S) WHO ARE NOT TRUSTEES (continued)

Marc S. Milgram (1957)	Chief	Since 2010	N/A	None
c/o First Investors	Compliance
Legal Department	Officer
40 Wall Street
New York, NY 10005
Principal Occupation During Past 5 Years:
Investment Compliance Manager of First Investors Management Company, Inc., (2009-2010); First Inves-
tors Federal Savings Bank, President (2000-2011), Treasurer (1987-2011) and Director (2004-2011); and First
Investors Name Saver, Inc. f/k/a/ School Financial Management Services, Inc., Treasurer (1992-2011).

*Each Trustee serves for an indefinite term with the Funds, until his/her successor is elected.

**Effective June 27, 2014, Mr. William Lipkus became President of the Funds. Mr. Derek Burke resigned as President effective June 27, 2014.

148

FIRST INVESTORS TAX EXEMPT FUNDS

Shareholder Information

Investment Adviser
First Investors Management
Company, Inc.
40 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
40 Wall Street
New York, NY 10005

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent
Administrative Data Management Corp.
Raritan Plaza I – 8th Floor
Edison, NJ 08837-3620

Independent Registered Public
Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street
Philadelphia, PA 19103

Legal Counsel
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006

149

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio’s securities is available, without charge, upon request by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the U.S. Securities and Exchange Commission’s (“SEC”) internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 1-800-423-4026 and on the SEC’s internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q, for the first and third quarters of each fiscal year. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov; and may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The schedule of portfolio holdings is also available, without charge, upon request in writing or by calling 1-800-423-4026.

There are a variety of risks associated with investing in mutual funds. For all funds, there is the risk that securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations. For bond funds, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, bonds with longer maturities fluctuate more than bonds with shorter maturities in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. Municipal funds also have the risk that the funds’ returns will be impacted by events that affect the municipal securities market generally or in a particular state. You should consult the Funds’ prospectus for a precise explanation of the risks associated with your fund.

150

NOTES

151

NOTES

152

NOTES

153

First Investors
40 Wall Street
New York, NY 10005

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TEAR

Item 2. Code of Ethics

As of December 31, 2014, the Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. On July 22, 2014 revisions were made to the code of ethics to reflect the appointment of a new President of the First Investors Funds.

For the year ended December 31, 2014, there were no waivers granted from a provision of the code of ethics.

A copy of the Registrant's code of ethics is filed under Item 12(a)(1).

Item 3. Audit Committee Financial Expert

During the reporting period the Registrant's Board determined that it had at least one "audit committee financial expert" serving on its audit committee. Arthur M. Scutro, Jr. and Mark R. Ward were the "audit committee financial experts" during all or part of the period and were considered to be "independent" as defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

	Fiscal Year Ended
	December 31,
	-----------------
	2014	2013
	----	----
(a) Audit Fees
First Investors Tax Exempt Funds	$175,000	$171,900

(b) Audit-Related Fees
First Investors Tax Exempt Funds	$0	$0

(c) Tax Fees
First Investors Tax Exempt Funds	$59,200	$58,100

Nature of services: tax returns preparation and tax compliance

(d) All Other Fees
First Investors Tax Exempt Funds	$0	$0

(e)(1) Audit committee's pre-approval policies

The Charter of the Audit Committee requires the Audit Committee (a) to pre-approve, and to recommend to the full Board, the selection, retention or termination of the independent auditors to provide audit, review or attest services to the First Investors Funds (“Funds”) and, in connection therewith, evaluate the independence of the auditors and to obtain the auditors’ specific representations as to their independence; (b) to pre-approve all non-audit services to be provided to the Funds by the independent auditor; and (c) to pre-approve all non-audit services to be provided by the Funds’ independent auditor to the Funds’ investment adviser or to any entity that controls, is controlled by or is under common control with the Funds’ investment adviser and that provides ongoing services to the Funds, if the engagement relates directly to the operations and financial reporting of the Funds. The Audit Committee has not adopted pre-approval policies or procedures to permit the services in (b) and (c) above to be pre-approved by other means.

(e)(2) None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Registrant and Related Entities disclosed above were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

(f) Not Applicable

(g) Aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant and the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the two fiscal years ended December 31, 2014 and 2013 were $229,700 and $179,300, respectively.

(h) Not Applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies & Procedures for Closed-End Management Investment Companies

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics - Filed herewith

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds

By	/S/	WILLIAM LIPKUS
William Lipkus
President and Principal Executive Officer

Date:	February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/S/	WILLIAM LIPKUS
William Lipkus
President and Principal Executive Officer

By	/S/	JOSEPH I. BENEDEK
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	February 26, 2015